MML Aggressive Allocation Fund – Portfolio of Investments

March 31, 2019 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Equity Funds — 89.6%
MML Blue Chip Growth Fund, Initial Class (a)	481,133	$8,160,017
MML Equity Income Fund, Initial Class (a)	762,768	8,497,232
MML Equity Index Fund, Class III (a)	187,679	5,981,342
MML Focused Equity Fund, Class II (a)	566,236	3,414,403
MML Foreign Fund, Initial Class (a)	795,825	7,934,380
MML Fundamental Growth Fund, Class II (a)	349,840	3,820,256
MML Fundamental Value Fund, Class II (a)	597,672	8,056,621
MML Global Fund, Class I (a)	730,139	8,593,731
MML Income & Growth Fund, Initial Class (a)	891,085	8,447,482
MML International Equity Fund, Class II (a)	896,080	8,727,823
MML Large Cap Growth Fund, Initial Class (a)	251,032	2,821,595
MML Mid Cap Growth Fund, Initial Class (a)	561,991	9,098,642
MML Mid Cap Value Fund, Initial Class (a)	761,298	8,062,149
MML Small Cap Growth Equity Fund, Initial Class (a)	119,309	1,836,303
MML Small Company Value Fund, Class II (a)	235,765	3,680,284
MML Small/Mid Cap Value Fund, Initial Class (a)	222,474	2,640,767
MML Strategic Emerging Markets Fund, Class II (a)	671,442	7,654,444
Oppenheimer Discovery Mid Cap Growth Fund/VA, Non-Service Shares (a)	35,210	2,882,298
Oppenheimer Global Fund/VA, Non-Service Shares (a)	84,367	3,745,046
Oppenheimer Global Multi-Alternatives Fund/VA, Non-Service Shares (a)	1,344,353	13,107,442
Oppenheimer International Growth Fund/VA, Non-Service Shares (a)	1,737,428	3,926,587
Oppenheimer Main Street Fund/VA, Non-Service Shares (a)	140,372	4,310,836
		135,399,680

Fixed Income Funds — 10.5%
MML Dynamic Bond Fund, Class II (a)	255,237	2,534,503
MML Inflation-Protected and Income Fund, Initial Class (a)	383,832	$3,853,677
MML Managed Bond Fund, Initial Class (a)	326,160	4,031,605
MML Short-Duration Bond Fund, Class II (a)	297,560	2,901,205
MML Total Return Bond Fund, Class II (a)	235,002	2,465,170
		15,786,160

TOTAL MUTUAL FUNDS (Cost $152,939,384)		151,185,840

TOTAL LONG-TERM INVESTMENTS (Cost $152,939,384)		151,185,840

TOTAL INVESTMENTS — 100.1% (Cost $152,939,384) (b)		151,185,840

Other Assets/(Liabilities) — (0.1)%		(121,565)

NET ASSETS — 100.0%		$151,064,275

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 4 for a summary of transactions in the investments of affiliated issuers.

(b)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML American Funds Core Allocation Fund – Portfolio of Investments

March 31, 2019 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Equity Funds — 64.1%
American Funds Blue Chip Income and Growth Fund, Class 1	18,297,187	$251,037,409
American Funds Growth-Income Fund, Class 1	5,218,207	266,232,930
American Funds International Fund, Class 1	6,510,710	129,693,337
		646,963,676
Fixed Income Funds — 36.0%
American Funds Bond Fund, Class 1	33,495,849	363,095,001

TOTAL MUTUAL FUNDS (Cost $983,293,914)		1,010,058,677

TOTAL LONG-TERM INVESTMENTS (Cost $983,293,914)		1,010,058,677

TOTAL INVESTMENTS — 100.1% (Cost $983,293,914) (a)		1,010,058,677

Other Assets/(Liabilities) — (0.1)%		(1,073,588)

NET ASSETS — 100.0%		$1,008,985,089

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML American Funds Growth Fund – Portfolio of Investments

 March 31, 2019 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Equity Funds — 100.1%
American Funds Growth Fund, Class 1	2,308,861	$183,231,188

TOTAL MUTUAL FUNDS (Cost $164,338,230)		183,231,188

TOTAL LONG-TERM INVESTMENTS (Cost $164,338,230)		183,231,188

TOTAL INVESTMENTS — 100.1% (Cost $164,338,230) (a)		183,231,188

Other Assets/(Liabilities) — (0.1)%		(191,302)

NET ASSETS — 100.0%		$183,039,886

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML American Funds International Fund – Portfolio of Investments

March 31, 2019 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Equity Funds — 100.1%
American Funds International Fund, Class 1	3,154,539	$62,838,416

TOTAL MUTUAL FUNDS (Cost $58,970,969)		62,838,416

TOTAL LONG-TERM INVESTMENTS (Cost $58,970,969)		62,838,416

TOTAL INVESTMENTS — 100.1% (Cost $58,970,969) (a)		62,838,416

Other Assets/(Liabilities) — (0.1)%		(73,631)

NET ASSETS — 100.0%		$62,764,785

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Balanced Allocation Fund – Portfolio of Investments

March 31, 2019 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Equity Funds — 49.7%
MML Blue Chip Growth Fund, Initial Class (a)	929,461	$15,763,651
MML Equity Income Fund, Initial Class (a)	1,581,477	17,617,658
MML Equity Index Fund, Class III (a)	393,162	12,530,068
MML Focused Equity Fund, Class II (a)	609,432	3,674,875
MML Foreign Fund, Initial Class (a)	1,425,035	14,207,598
MML Fundamental Growth Fund, Class II (a)	913,538	9,975,834
MML Fundamental Value Fund, Class II (a)	1,161,892	15,662,307
MML Global Fund, Class I (a)	1,500,391	17,659,600
MML Income & Growth Fund, Initial Class (a)	1,930,961	18,305,506
MML International Equity Fund, Class II (a)	1,503,031	14,639,522
MML Large Cap Growth Fund, Initial Class (a)	542,575	6,098,538
MML Mid Cap Growth Fund, Initial Class (a)	855,551	13,851,365
MML Mid Cap Value Fund, Initial Class (a)	1,414,843	14,983,189
MML Small Cap Growth Equity Fund, Initial Class (a)	248,598	3,826,207
MML Small Company Value Fund, Class II (a)	398,652	6,222,962
MML Small/Mid Cap Value Fund, Initial Class (a)	350,745	4,163,342
MML Strategic Emerging Markets Fund, Class II (a)	59,009	672,702
Oppenheimer Discovery Mid Cap Growth Fund/VA, Non-Service Shares (a)	59,662	4,883,927
Oppenheimer Global Fund/VA, Non-Service Shares (a)	218,178	9,684,922
Oppenheimer Global Multi-Alternatives Fund/VA, Non-Service Shares (a)	3,782,274	36,877,172
Oppenheimer International Growth Fund/VA, Non-Service Shares (a)	5,934,290	13,411,494
Oppenheimer Main Street Fund/VA, Non-Service Shares (a)	308,314	9,468,314
		264,180,753
Fixed Income Funds — 50.4%
MML Dynamic Bond Fund, Class II (a)	6,537,172	64,914,119
MML High Yield Fund, Class II (a)	1,405,952	13,581,498
MML Inflation-Protected and Income Fund, Initial Class (a)	2,006,310	$20,143,348
MML Managed Bond Fund, Initial Class (a)	7,314,709	90,415,818
MML Short-Duration Bond Fund, Class II (a)	2,370,697	23,114,299
MML Total Return Bond Fund, Class II (a)	5,273,702	55,321,137
		267,490,219

TOTAL MUTUAL FUNDS (Cost $537,463,225)		531,670,972

TOTAL LONG-TERM INVESTMENTS (Cost $537,463,225)		531,670,972

TOTAL INVESTMENTS — 100.1% (Cost $537,463,225) (b)		531,670,972

Other Assets/(Liabilities) — (0.1)%		(394,648)

NET ASSETS — 100.0%		$531,276,324

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 4 for a summary of transactions in the investments of affiliated issuers.

(b)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Blue Chip Growth Fund – Portfolio of Investments

March 31, 2019 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.5%

COMMON STOCK — 99.5%
Basic Materials — 0.3%
Chemicals — 0.3%
Air Products & Chemicals, Inc.	3,043	$581,091
The Sherwin-Williams Co.	1,730	745,129
		1,326,220
Communications — 30.5%
Internet — 30.4%
Alibaba Group Holding Ltd. Sponsored ADR (a)	75,863	13,841,205
Alphabet, Inc. Class A (a)	5,189	6,106,882
Alphabet, Inc. Class C (a)	14,707	17,255,870
Amazon.com, Inc. (a)	21,880	38,962,810
Booking Holdings, Inc. (a)	4,542	7,925,381
Ctrip.com International Ltd. ADR (a)	12,740	556,611
Facebook, Inc. Class A (a)	118,700	19,786,103
IAC/InterActiveCorp (a)	8,221	1,727,314
Netflix, Inc. (a)	17,819	6,353,543
Tencent Holdings Ltd.	201,900	9,283,680
		121,799,399
Telecommunications — 0.1%
Corning, Inc.	2,372	78,513
Motorola Solutions, Inc.	1,800	252,756
		331,269
		122,130,668
Consumer, Cyclical — 6.3%
Airlines — 0.5%
American Airlines Group, Inc.	1,067	33,888
Delta Air Lines, Inc.	8,703	449,510
United Continental Holdings, Inc. (a)	18,374	1,465,877
		1,949,275
Apparel — 0.1%
VF Corp.	5,354	465,316
Auto Manufacturers — 0.3%
Ferrari NV	3,395	454,251
Tesla, Inc. (a) (b)	2,225	622,688
		1,076,939
Auto Parts & Equipment — 0.6%
Aptiv PLC	32,767	2,604,649
Leisure Time — 0.7%
Norwegian Cruise Line Holdings Ltd. (a)	12,047	662,103
Royal Caribbean Cruises Ltd.	17,672	2,025,565
		2,687,668
Lodging — 1.1%
Hilton Worldwide Holdings, Inc.	21,389	$1,777,640
Marriott International, Inc. Class A	17,934	2,243,364
Wynn Resorts Ltd.	3,303	394,114
		4,415,118

	Number of Shares	Value
Retail — 3.0%
Dollar General Corp.	29,419	3,509,687
Domino’s Pizza, Inc.	379	97,820
McDonald’s Corp.	8,582	1,629,722
Restaurant Brands International, Inc.	20,951	1,364,119
Ross Stores, Inc.	34,677	3,228,429
Ulta Salon Cosmetics & Fragrance, Inc. (a)	1,354	472,180
Yum! Brands, Inc.	16,870	1,683,795
		11,985,752
		25,184,717
Consumer, Non-cyclical — 24.5%
Agriculture — 0.2%
Philip Morris International, Inc.	7,100	627,569
Beverages — 0.0%
Constellation Brands, Inc. Class A	300	52,599
Biotechnology — 2.4%
Alexion Pharmaceuticals, Inc. (a)	19,621	2,652,367
Celgene Corp. (a)	285	26,887
Illumina, Inc. (a)	243	75,498
Regeneron Pharmaceuticals, Inc. (a)	1,200	492,744
Vertex Pharmaceuticals, Inc. (a)	35,427	6,516,796
		9,764,292
Commercial Services — 4.9%
Ant International Co., Ltd. Class C (Acquired 6/07/18, Cost $775,038) (c) (d) (e)	138,153	775,038
Automatic Data Processing, Inc.	3,000	479,220
Cintas Corp.	1,804	364,607
CoStar Group, Inc. (a)	681	317,632
FleetCor Technologies, Inc. (a)	4,482	1,105,216
Global Payments, Inc.	38,309	5,229,945
IHS Markit Ltd. (a)	3,048	165,750
Moody’s Corp.	500	90,545
PayPal Holdings, Inc. (a)	69,655	7,232,975
S&P Global, Inc.	6,574	1,384,156
Worldpay, Inc. Class A (a)	22,192	2,518,792
		19,663,876
Health Care – Products — 8.5%
Abbott Laboratories	14,116	1,128,433
Becton Dickinson and Co.	30,612	7,644,735
Boston Scientific Corp. (a)	800	30,704
Danaher Corp.	36,442	4,811,073
Intuitive Surgical, Inc. (a)	12,453	7,105,432

The accompanying notes are an integral part of the portfolio of investments.

	Number of Shares	Value
Stryker Corp.	43,010	$8,495,335
Thermo Fisher Scientific, Inc.	17,733	4,853,877
		34,069,589
Health Care – Services — 5.9%
Anthem, Inc.	20,916	6,002,474
Centene Corp. (a)	34,586	1,836,517
HCA Healthcare, Inc.	6,460	842,255
Humana, Inc.	8,164	2,171,624
UnitedHealth Group, Inc.	43,001	10,632,427
WellCare Health Plans, Inc. (a)	7,550	2,036,612
		23,521,909
Pharmaceuticals — 2.6%
Cigna Corp. (a)	33,770	5,430,891
Elanco Animal Health, Inc. (a)	14,938	479,062
Eli Lilly & Co.	27,079	3,513,771
Merck & Co., Inc.	794	66,037
Pfizer, Inc.	10,900	462,923
Zoetis, Inc.	3,900	392,613
		10,345,297
		98,045,131
Financial — 11.0%
Banks — 0.5%
Citigroup, Inc.	3,200	199,104
The Goldman Sachs Group, Inc.	100	19,199
Morgan Stanley	39,818	1,680,320
		1,898,623
Diversified Financial Services — 9.1%
Ameriprise Financial, Inc.	400	51,240
The Charles Schwab Corp.	61,003	2,608,488
Intercontinental Exchange, Inc.	34,660	2,639,013
Mastercard, Inc. Class A	49,863	11,740,243
Raymond James Financial, Inc.	4,740	381,143
TD Ameritrade Holding Corp.	104,740	5,235,953
Visa, Inc. Class A	87,898	13,728,789
		36,384,869
Insurance — 1.4%
American International Group, Inc.	9,502	409,156
Chubb Ltd.	3,700	518,296
Marsh & McLennan Cos., Inc.	8,661	813,268
The Progressive Corp.	6,388	460,511
Willis Towers Watson PLC	18,317	3,217,381
		5,418,612
Real Estate Investment Trusts (REITS) — 0.0%
American Tower Corp.	743	146,415
		43,848,519
Industrial — 8.2%
Aerospace & Defense — 4.8%
The Boeing Co.	38,077	14,523,329
Harris Corp.	11,821	1,887,932
Northrop Grumman Corp.	10,832	$2,920,307
		19,331,568

	Number of Shares	Value
Electronics — 1.2%
Agilent Technologies, Inc.	5,700	458,166
Fortive Corp.	20,744	1,740,214
Honeywell International, Inc.	16,049	2,550,507
		4,748,887
Machinery – Diversified — 1.0%
Roper Technologies, Inc.	10,802	3,693,960
Xylem, Inc.	4,100	324,064
		4,018,024
Packaging & Containers — 0.1%
Ball Corp.	7,601	439,794
Transportation — 1.1%
Canadian Pacific Railway Ltd.	6,669	1,374,014
CSX Corp.	21,873	1,636,538
J.B. Hunt Transport Services, Inc.	456	46,188
Kansas City Southern	1,008	116,908
Norfolk Southern Corp.	1,534	286,690
Union Pacific Corp.	5,306	887,163
		4,347,501
		32,885,774
Technology — 18.4%
Computers — 0.2%
Apple, Inc.	4,099	778,605
Semiconductors — 2.1%
Analog Devices, Inc.	2,500	263,175
Broadcom, Inc.	3,500	1,052,485
KLA-Tencor Corp.	2,000	238,820
Lam Research Corp.	400	71,604
Maxim Integrated Products, Inc.	29,980	1,594,037
Microchip Technology, Inc.	1,968	163,265
NVIDIA Corp.	10,704	1,922,010
Texas Instruments, Inc.	19,299	2,047,045
Xilinx, Inc.	7,536	955,489
		8,307,930
Software — 16.1%
Activision Blizzard, Inc.	668	30,414
Electronic Arts, Inc. (a)	21,000	2,134,230
Fidelity National Information Services, Inc.	23,773	2,688,726
Fiserv, Inc. (a)	45,136	3,984,606
Intuit, Inc.	29,229	7,640,753
Microsoft Corp.	187,341	22,094,998
salesforce.com, Inc. (a)	48,499	7,680,787
ServiceNow, Inc. (a)	30,675	7,561,081
Splunk, Inc. (a)	23,042	2,871,033
VMware, Inc. Class A	17,434	3,147,011
Workday, Inc. Class A (a)	25,232	4,865,991
		64,699,630
		73,786,165

The accompanying notes are an integral part of the portfolio of investments.

	Number of Shares	Value
Utilities — 0.3%
Electric — 0.3%
NextEra Energy, Inc.	200	$38,664
Sempra Energy	9,474	1,192,398
		1,231,062

TOTAL COMMON STOCK (Cost $237,436,687)		398,438,256

TOTAL EQUITIES (Cost $237,436,687)		398,438,256

MUTUAL FUNDS — 0.2%
Diversified Financial Services — 0.2%
State Street Navigator Securities Lending Prime Portfolio (f)	713,465	713,465

TOTAL MUTUAL FUNDS (Cost $713,465)		713,465

TOTAL LONG-TERM INVESTMENTS (Cost $238,150,152)		399,151,721

SHORT-TERM INVESTMENTS — 0.5%
Mutual Fund — 0.0%
T. Rowe Price Government Reserve Investment Fund	1,053	1,053

	Principal Amount
Repurchase Agreement — 0.5%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/29/19, 1.250%, due 4/01/19 (g)	$1,954,014	1,954,014

TOTAL SHORT-TERM INVESTMENTS (Cost $1,955,067)		1,955,067

TOTAL INVESTMENTS — 100.2% (Cost $240,105,219) (h)		401,106,788

Other Assets/(Liabilities) — (0.2)%		(872,916)

NET ASSETS — 100.0%		$400,233,872

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.

(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2019, was $699,370 or 0.17% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).

(c)	Investment was valued using significant unobservable inputs.

(d)	Restricted security. Certain securities are restricted as to resale. At March 31, 2019, these securities amounted to a value of $775,038 or 0.19% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.

(e)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At March 31, 2019, these securities amounted to a value of $775,038 or 0.19% of net assets.

(f)	Represents investment of security lending collateral. (Note 2).

(g)	Maturity value of $1,954,217. Collateralized by U.S. Government Agency obligations with a rate of 2.375%, maturity date of 3/15/22, and an aggregate market value, including accrued interest, of $1,997,952.

(h)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Conservative Allocation Fund – Portfolio of Investments

March 31, 2019 (Unaudited)

	Number of Shares	Value

MUTUAL FUNDS — 100.1%
Equity Funds — 39.8%
MML Blue Chip Growth Fund, Initial Class (a)	612,669	$10,390,867
MML Equity Income Fund, Initial Class (a)	1,022,732	11,393,233
MML Equity Index Fund, Class III (a)	297,898	9,494,009
MML Focused Equity Fund, Class II (a)	752,051	4,534,870
MML Foreign Fund, Initial Class (a)	755,598	7,533,307
MML Fundamental Growth Fund, Class II (a)	613,519	6,699,625
MML Fundamental Value Fund, Class II (a)	638,650	8,609,005
MML Global Fund, Class I (a)	980,062	11,535,324
MML Income & Growth Fund, Initial Class (a)	1,360,543	12,897,949
MML International Equity Fund, Class II (a)	762,640	7,428,116
MML Large Cap Growth Fund, Initial Class (a)	268,043	3,012,803
MML Mid Cap Growth Fund, Initial Class (a)	460,891	7,461,830
MML Mid Cap Value Fund, Initial Class (a)	813,389	8,613,793
MML Small Cap Growth Equity Fund, Initial Class (a)	117,465	1,807,915
MML Small Company Value Fund, Class II (a)	262,356	4,095,383
MML Small/Mid Cap Value Fund, Initial Class (a)	170,408	2,022,746
MML Strategic Emerging Markets Fund, Class II (a)	49,030	558,941
Oppenheimer Discovery Mid Cap Growth Fund/VA, Non-Service Shares (a)	32,981	2,699,825
Oppenheimer Global Fund/VA, Non-Service Shares (a)	142,260	6,314,935
Oppenheimer Global Multi-Alternatives Fund/VA, Non-Service Shares (a)	2,740,192	26,716,875
Oppenheimer International Growth Fund/VA, Non-Service Shares (a)	2,529,369	5,716,373
Oppenheimer Main Street Fund/VA, Non-Service Shares (a)	155,081	4,762,531
		164,300,255
Fixed Income Funds — 60.3%
MML Dynamic Bond Fund, Class II (a)	6,469,530	64,242,433
MML High Yield Fund, Class II (a)	1,109,338	10,716,208
MML Inflation-Protected and Income Fund, Initial Class (a)	1,766,506	$17,735,718
MML Managed Bond Fund, Initial Class (a)	6,827,072	84,388,229
MML Short-Duration Bond Fund, Class II (a)	1,971,181	19,219,011
MML Total Return Bond Fund, Class II (a)	5,024,932	52,711,539
		249,013,138
TOTAL MUTUAL FUNDS
(Cost $415,803,077)		413,313,393

TOTAL LONG-TERM INVESTMENTS
(Cost $415,803,077)		413,313,393

TOTAL INVESTMENTS — 100.1%
(Cost $415,803,077) (b)		413,313,393

Other Assets/(Liabilities) — (0.1)%		(319,274)
NET ASSETS — 100.0%		$412,994,119

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 4 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Equity Income Fund – Portfolio of Investments

March 31, 2019 (Unaudited)

	Number of Shares	Value

EQUITIES — 96.9%

COMMON STOCK — 94.4%
Basic Materials — 4.3%
Chemicals — 3.1%
Akzo Nobel NV	7,885	$699,392
CF Industries Holdings, Inc.	92,000	3,760,960
DowDuPont, Inc.	174,215	9,287,402
PPG Industries, Inc.	5,000	564,350
		14,312,104
Forest Products & Paper — 1.0%
International Paper Co.	94,204	4,358,819
Iron & Steel — 0.2%
Nucor Corp.	17,900	1,044,465
		19,715,388
Communications — 8.1%
Media — 2.9%
Comcast Corp. Class A	133,215	5,325,936
Fox Corp. Class B (a)	85,015	3,050,338
News Corp. Class A	261,286	3,250,398
The Walt Disney Co.	14,384	1,597,055
		13,223,727
Telecommunications — 5.2%
AT&T, Inc.	78,548	2,463,265
CenturyLink, Inc.	51,205	613,948
Cisco Systems, Inc.	157,526	8,504,829
Telefonica SA	296,731	2,487,830
Verizon Communications, Inc.	164,004	9,697,557
		23,767,429
		36,991,156
Consumer, Cyclical — 5.1%
Airlines — 1.3%
Alaska Air Group, Inc.	50,857	2,854,095
Delta Air Lines, Inc.	40,300	2,081,495
Southwest Airlines Co.	25,300	1,313,323
		6,248,913
Auto Manufacturers — 0.3%
PACCAR, Inc.	19,800	1,349,172
Auto Parts & Equipment — 0.1%
Adient PLC	30,181	391,146
Lodging — 1.0%
Las Vegas Sands Corp.	74,300	4,529,328
Retail — 1.9%
Kohl’s Corp.	33,200	2,283,164
L Brands, Inc.	65,100	1,795,458
Walmart, Inc.	46,536	4,538,656
		8,617,278
Toys, Games & Hobbies — 0.5%
Mattel, Inc. (a) (b)	173,700	$2,258,100
		23,393,937

	Number of Shares	Value

Consumer, Non-cyclical — 20.5%
Agriculture — 1.9%
Archer-Daniels-Midland Co.	15,100	651,263
Bunge Ltd.	26,800	1,422,276
Philip Morris International, Inc.	72,900	6,443,631
		8,517,170
Beverages — 0.5%
PepsiCo, Inc.	17,000	2,083,350
Biotechnology — 1.2%
Gilead Sciences, Inc.	83,940	5,456,939
Commercial Services — 0.9%
Nielsen Holdings PLC	169,929	4,022,219
Cosmetics & Personal Care — 0.2%
Coty, Inc. Class A	66,035	759,403
Foods — 2.8%
Conagra Brands, Inc.	171,339	4,752,944
Kellogg Co.	15,000	860,700
Tyson Foods, Inc. Class A	101,800	7,067,974
		12,681,618
Health Care – Products — 1.8%
Becton Dickinson and Co.	6,513	1,626,491
Medtronic PLC	66,283	6,037,056
Zimmer Biomet Holdings, Inc.	6,500	830,050
		8,493,597
Health Care – Services — 1.7%
Anthem, Inc.	27,158	7,793,803
Household Products & Wares — 1.6%
Kimberly-Clark Corp.	59,887	7,419,999
Pharmaceuticals — 7.9%
Allergan PLC	5,800	849,178
Bristol-Myers Squibb Co.	50,000	2,385,500
CVS Health Corp.	85,841	4,629,405
GlaxoSmithKline PLC Sponsored ADR	26,000	1,086,540
GlaxoSmithKline PLC	151,186	3,136,527
Johnson & Johnson	66,749	9,330,843
Merck & Co., Inc.	68,368	5,686,167
Pfizer, Inc.	218,401	9,275,490
		36,379,650
		93,607,748
Energy — 9.9%
Oil & Gas — 8.1%
Chevron Corp.	35,986	4,432,755
EQT Corp.	11,280	233,947

The accompanying notes are an integral part of the portfolio of investments.

	Number of Shares	Value

Exxon Mobil Corp.	142,375	$11,503,900
Hess Corp.	69,900	4,210,077
Occidental Petroleum Corp.	73,729	4,880,860
Pioneer Natural Resources Co.	18,100	2,756,268
Total SA	166,800	9,262,862
		37,280,669
Pipelines — 1.8%
Equitrans Midstream Corp. (a)	31,024	675,703
TransCanada Corp.	162,581	7,306,390
		7,982,093
		45,262,762
Financial — 25.5%
Banks — 14.5%
Bank of America Corp.	9,477	261,470
The Bank of New York Mellon Corp.	35,000	1,765,050
Citigroup, Inc.	54,976	3,420,607
Fifth Third Bancorp	224,285	5,656,468
JP Morgan Chase & Co.	138,711	14,041,715
KeyCorp	53,266	838,939
Morgan Stanley	179,200	7,562,240
Northern Trust Corp.	14,700	1,329,027
The PNC Financial Services Group, Inc.	37,200	4,562,952
State Street Corp.	88,600	5,830,766
US Bancorp	125,685	6,056,760
Wells Fargo & Co.	312,400	15,095,168
		66,421,162
Diversified Financial Services — 1.1%
Ameriprise Financial, Inc.	6,273	803,571
Franklin Resources, Inc.	122,900	4,072,906
		4,876,477
Insurance — 6.9%
American International Group, Inc.	142,195	6,122,917
AXA Equitable Holdings, Inc.	16,764	337,627
Brighthouse Financial, Inc. (a)	59,026	2,142,054
Chubb Ltd.	55,519	7,777,101
Loews Corp.	105,380	5,050,863
Marsh & McLennan Cos., Inc.	18,600	1,746,540
MetLife, Inc.	135,770	5,779,729
Willis Towers Watson PLC	15,441	2,712,212
		31,669,043
Real Estate Investment Trusts (REITS) — 3.0%
Equity Residential	59,259	4,463,388
Rayonier, Inc.	87,841	2,768,748
SL Green Realty Corp.	29,221	2,627,552
Weyerhaeuser Co.	154,771	4,076,668
		13,936,356
		116,903,038
Industrial — 9.5%
Aerospace & Defense — 3.6%
The Boeing Co.	23,577	$8,992,739
Harris Corp.	46,787	7,472,352
Northrop Grumman Corp.	1,051	283,350
		16,748,441
Building Materials — 1.8%
Johnson Controls International PLC	182,802	6,752,706
Vulcan Materials Co.	11,900	1,408,960
		8,161,666

	Number of Shares	Value

Electrical Components & Equipment — 0.6%
Emerson Electric Co.	39,900	2,731,953
Electronics — 0.4%
nVent Electric PLC	34,900	941,602
TE Connectivity Ltd.	8,800	710,600
		1,652,202
Environmental Controls — 0.8%
Pentair PLC	17,700	787,827
Stericycle, Inc. (a)	53,002	2,884,369
		3,672,196
Machinery – Diversified — 0.1%
Flowserve Corp.	4,764	215,047
Wabtec Corp.	1,752	129,157
		344,204
Miscellaneous – Manufacturing — 0.9%
General Electric Co.	351,100	3,507,489
Illinois Tool Works, Inc.	4,794	688,083
		4,195,572
Transportation — 1.3%
United Parcel Service, Inc. Class B	54,221	6,058,654
		43,564,888
Technology — 5.7%
Computers — 0.4%
Hewlett Packard Enterprise Co.	53,700	828,591
Western Digital Corp.	17,800	855,468
		1,684,059
Semiconductors — 3.3%
Applied Materials, Inc.	61,800	2,450,988
NXP Semiconductor NV	10,600	936,934
QUALCOMM, Inc.	144,444	8,237,642
Texas Instruments, Inc.	32,673	3,465,625
		15,091,189
Software — 2.0%
Microsoft Corp.	79,628	9,391,326
		26,166,574

The accompanying notes are an integral part of the portfolio of investments.

	Number of Shares	Value
Utilities — 5.8%
Electric — 4.3%
Duke Energy Corp.	25,200	$2,268,000
Edison International	50,350	3,117,672
Evergy, Inc.	35,027	2,033,317
PG&E Corp. (a)	20,157	358,795
Sempra Energy	14,840	1,867,762
The Southern Co.	195,027	10,078,995
		19,724,541
Gas — 1.5%
NiSource, Inc. (Acquired 5/04/18, Cost $488,947) (c) (e)	20,142	577,270
NiSource, Inc.	220,529	6,320,361
		6,897,631
		26,622,172
TOTAL COMMON STOCK
(Cost $372,765,624)		432,227,663
PREFERRED STOCK — 2.5%
Consumer, Non-cyclical — 0.8%
Health Care – Products — 0.8%
Becton Dickinson and Co. Convertible 6.125%	63,549	3,927,964
Utilities — 1.7%
Electric — 1.7%
DTE Energy Co. Convertible 6.500%	10,105	559,312
NextEra Energy, Inc. Convertible 6.123%	66,353	4,104,596
Sempra Energy Convertible
6.000%	22,022	2,327,725
Sempra Energy Convertible
6.750%	6,848	726,984
		7,718,617
TOTAL PREFERRED STOCK
(Cost $9,830,774)		11,646,581

TOTAL EQUITIES
(Cost $382,596,398)		443,874,244

BONDS & NOTES — 0.7%
CorpORATE DEBT — 0.7%
Electric — 0.2%
Pacific Gas & Electric Co.
3.950% 12/01/47	805,000	646,012
4.000% 12/01/46	470,000	378,938
		1,024,950
Insurance — 0.2%
AXA SA Convertible
7.250% 5/15/21 (d)	895,000	897,899
Toys, Games & Hobbies — 0.3%
Mattel, Inc.
6.750% 12/31/25 (b) (d)	1,573,000	$1,547,439

TOTAL CorpORATE DEBT
(Cost $3,423,005)		3,470,288

TOTAL BONDS & NOTES
(Cost $3,423,005)		3,470,288

MUTUAL FUNDS — 0.9%
Diversified Financial Services — 0.9%
State Street Navigator Securities Lending Prime Portfolio (f)	4,044,304	4,044,304

TOTAL MUTUAL FUNDS
(Cost $4,044,304)		4,044,304

TOTAL LONG-TERM INVESTMENTS
(Cost $390,063,707)		451,388,836

SHORT-TERM INVESTMENTS — 2.2%
Mutual Fund — 0.0%
T. Rowe Price Government Reserve Investment Fund	1,051	1,051

	Principal Amount

Repurchase Agreement — 2.2%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/29/19, 1.250%, due 4/01/19 (g)	$9,928,233	9,928,233

TOTAL SHORT-TERM INVESTMENTS
(Cost $9,929,284)		9,929,284

TOTAL INVESTMENTS — 100.7%
(Cost $399,992,991) (h)		461,318,120

Other Assets/(Liabilities) — (0.7)%		(3,336,166)
NET ASSETS — 100.0%		$457,981,954

Abbreviation Legend

ADR American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2019, was $3,910,533 or 0.85% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(c)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At March 31, 2019, these securities amounted to a value of $577,270 or 0.13% of net assets.
(d)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2019, these securities amounted to a value of $2,445,338 or 0.53% of net assets.
(e)	Restricted security. Certain securities are restricted as to resale. At March 31, 2019, these securities amounted to a value of $577,270 or 0.13% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.
(f)	Represents investment of security lending collateral. (Note 2).
(g)	Maturity value of $9,929,267. Collateralized by U.S. Government Agency obligations with a rate of 2.375%, maturity date of 3/15/22, and an aggregate market value, including accrued interest, of $10,130,674.
(h)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Equity Index Fund – Portfolio of Investments

March 31, 2019 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.6%
COMMON STOCK — 98.6%
Basic Materials — 2.1%
Chemicals — 1.7%
Air Products & Chemicals, Inc.	6,153	$1,174,977
Albemarle Corp.	2,947	241,595
Celanese Corp.	3,592	354,207
CF Industries Holdings, Inc.	6,244	255,255
DowDuPont, Inc.	63,099	3,363,808
Eastman Chemical Co.	3,899	295,856
FMC Corp.	3,746	287,768
International Flavors & Fragrances, Inc.	2,816	362,673
Linde PLC	15,421	2,713,016
LyondellBasell Industries NV Class A	8,523	716,614
The Mosaic Co.	9,859	269,249
PPG Industries, Inc.	6,608	745,845
The Sherwin-Williams Co.	2,278	981,157
		11,762,020
Forest Products & Paper — 0.1%
International Paper Co.	11,159	516,327

Iron & Steel — 0.1%
Nucor Corp.	8,524	497,375

Mining — 0.2%
Freeport-McMoRan, Inc.	40,681	524,378
Newmont Mining Corp.	14,953	534,869
		1,059,247
		13,834,969
Communications — 14.7%
Advertising — 0.1%
The Interpublic Group of Cos., Inc.	10,694	224,681
Omnicom Group, Inc.	6,232	454,874
		679,555
Internet — 9.2%
Alphabet, Inc. Class A (a)	8,376	9,857,631
Alphabet, Inc. Class C (a)	8,600	10,090,466
Amazon.com, Inc. (a)	11,545	20,558,759
Booking Holdings, Inc. (a)	1,260	2,198,586
eBay, Inc.	24,068	893,885
Expedia Group, Inc.	3,252	386,988
F5 Networks, Inc. (a)	1,654	259,562
Facebook, Inc. Class A (a)	66,746	11,125,891
Netflix, Inc. (a)	12,216	4,355,737
Symantec Corp.	17,986	413,498
TripAdvisor, Inc. (a)	2,848	146,530
Twitter, Inc. (a)	20,381	670,127
VeriSign, Inc. (a)	2,957	536,873
		61,494,533

	Number of Shares	Value

Media — 2.1%
CBS Corp. Class B	9,734	$462,657
Charter Communications, Inc. Class A (a)	4,856	1,684,595
Comcast Corp. Class A	126,384	5,052,832
Discovery, Inc. Class A (a)	4,359	117,780
Discovery, Inc. Class C (a)	10,146	257,911
DISH Network Corp. Class A (a)	6,457	204,622
Fox Corp. Class A (a)	9,874	362,475
Fox Corp. Class B (a)	4,547	163,147
News Corp. Class A	10,723	133,394
News Corp. Class B	3,597	44,927
Viacom, Inc. Class B	9,831	275,956
The Walt Disney Co.	48,863	5,425,281
		14,185,577
Telecommunications — 3.3%
Arista Networks, Inc. (a)	1,465	460,684
AT&T, Inc.	203,842	6,392,485
CenturyLink, Inc.	26,438	316,992
Cisco Systems, Inc.	123,167	6,649,786
Corning, Inc.	22,009	728,498
Juniper Networks, Inc.	9,762	258,400
Motorola Solutions, Inc.	4,585	643,826
Verizon Communications, Inc.	115,626	6,836,965
		22,287,636
		98,647,301
Consumer, Cyclical — 8.3%
Airlines — 0.4%
Alaska Air Group, Inc.	3,487	195,691
American Airlines Group, Inc.	11,185	355,236
Delta Air Lines, Inc.	17,256	891,272
Southwest Airlines Co.	13,919	722,535
United Continental Holdings, Inc. (a)	6,271	500,300
		2,665,034
Apparel — 0.7%
Capri Holdings Ltd. (a)	4,323	197,777
Hanesbrands, Inc.	10,126	181,053
NIKE, Inc. Class B	35,210	2,965,034
PVH Corp.	2,132	259,997
Ralph Lauren Corp.	1,474	191,148
Under Armour, Inc. Class A (a)	5,218	110,309
Under Armour, Inc. Class C (a)	5,314	100,275
VF Corp.	9,102	791,055
		4,796,648
Auto Manufacturers — 0.4%
Ford Motor Co.	109,286	959,531
General Motors Co.	36,660	1,360,086
PACCAR, Inc.	9,716	662,048
		2,981,665

The accompanying notes are an integral part of the portfolio of investments.

	Number of Shares	Value

Auto Parts & Equipment — 0.1%
Aptiv PLC	7,266	$577,574
BorgWarner, Inc.	5,861	225,121
		802,695
Distribution & Wholesale — 0.2%
Copart, Inc. (a)	5,617	340,334
Fastenal Co.	7,980	513,194
LKQ Corp. (a)	8,859	251,418
W.W. Grainger, Inc.	1,268	381,579
		1,486,525
Home Builders — 0.2%
D.R. Horton, Inc.	9,523	394,062
Lennar Corp. Class A	8,000	392,720
PulteGroup, Inc.	7,194	201,144
		987,926
Home Furnishing — 0.1%
Leggett & Platt, Inc.	3,628	153,174
Whirlpool Corp.	1,766	234,684
		387,858
Housewares — 0.0%
Newell Brands, Inc.	10,884	166,961

Leisure Time — 0.2%
Carnival Corp.	11,222	569,180
Harley-Davidson, Inc.	4,532	161,611
Norwegian Cruise Line Holdings Ltd. (a)	6,119	336,300
Royal Caribbean Cruises Ltd.	4,808	551,093
		1,618,184
Lodging — 0.4%
Hilton Worldwide Holdings, Inc.	8,185	680,255
Marriott International, Inc. Class A	7,872	984,709
MGM Resorts International	14,273	366,245
Wynn Resorts Ltd.	2,721	324,670
		2,355,879

	Number of Shares	Value
Retail — 5.5%
Advance Auto Parts, Inc.	1,995	340,207
AutoZone, Inc. (a)	701	717,908
Best Buy Co., Inc.	6,582	467,717
CarMax, Inc. (a)	4,758	332,108
Chipotle Mexican Grill, Inc. (a)	680	483,011
Costco Wholesale Corp.	12,324	2,984,133
Darden Restaurants, Inc.	3,450	419,072
Dollar General Corp.	7,352	877,094
Dollar Tree, Inc. (a)	6,666	700,197
Foot Locker, Inc.	3,195	193,617
The Gap, Inc.	5,943	155,588
Genuine Parts Co.	4,081	457,194
The Home Depot, Inc.	31,599	6,063,532
Kohl’s Corp.	4,594	315,929
L Brands, Inc.	6,351	175,161
Lowe’s Cos., Inc.	22,407	$2,452,894
Macy’s, Inc.	8,668	208,292
McDonald’s Corp.	21,403	4,064,430
Nordstrom, Inc.	3,000	133,140
O’Reilly Automotive, Inc. (a)	2,192	851,154
Ross Stores, Inc.	10,379	966,285
Starbucks Corp.	34,797	2,586,809
Tapestry, Inc.	8,059	261,837
Target Corp.	14,594	1,171,314
Tiffany & Co.	3,017	318,444
The TJX Cos., Inc.	34,607	1,841,439
Tractor Supply Co.	3,394	331,797
Ulta Salon Cosmetics & Fragrance, Inc. (a)	1,582	551,691
Walgreens Boots Alliance, Inc.	22,436	1,419,526
Walmart, Inc.	39,830	3,884,620
Yum! Brands, Inc.	8,577	856,070
		36,582,210
Textiles — 0.0%
Mohawk Industries, Inc. (a)	1,717	216,600

Toys, Games & Hobbies — 0.1%
Hasbro, Inc.	3,234	274,955
Mattel, Inc. (a) (b)	9,600	124,800
		399,755
		55,447,940
Consumer, Non-cyclical — 22.1%
Agriculture — 1.1%
Altria Group, Inc.	52,452	3,012,319
Archer-Daniels-Midland Co.	15,700	677,141
Philip Morris International, Inc.	43,498	3,844,788
		7,534,248
Beverages — 1.8%
Brown-Forman Corp. Class B	4,667	246,324
The Coca-Cola Co.	107,651	5,044,526
Constellation Brands, Inc. Class A	4,659	816,862
Molson Coors Brewing Co. Class B	5,290	315,549
Monster Beverage Corp. (a)	10,936	596,887
PepsiCo, Inc.	39,298	4,815,970
		11,836,118

	Number of Shares	Value
Biotechnology — 2.0%
Alexion Pharmaceuticals, Inc. (a)	6,252	845,145
Amgen, Inc.	17,412	3,307,932
Biogen, Inc. (a)	5,504	1,301,035
Celgene Corp. (a)	19,652	1,853,970
Gilead Sciences, Inc.	35,692	2,320,337
Illumina, Inc. (a)	4,112	1,277,557
Incyte Corp. (a)	4,970	427,470
Regeneron Pharmaceuticals, Inc. (a)	2,193	900,490
Vertex Pharmaceuticals, Inc. (a)	7,152	1,315,610
		13,549,546

The accompanying notes are an integral part of the portfolio of investments.

	Number of Shares	Value

Commercial Services — 2.1%
Automatic Data Processing, Inc.	12,201	$1,948,988
Cintas Corp.	2,367	478,394
Ecolab, Inc.	7,095	1,252,551
Equifax, Inc.	3,397	402,545
FleetCor Technologies, Inc. (a)	2,401	592,063
Gartner, Inc. (a)	2,527	383,295
Global Payments, Inc.	4,400	600,688
H&R Block, Inc.	5,718	136,889
IHS Markit Ltd. (a)	10,152	552,066
Moody’s Corp.	4,663	844,423
Nielsen Holdings PLC	10,003	236,771
PayPal Holdings, Inc. (a)	32,822	3,408,236
Quanta Services, Inc.	3,944	148,847
Robert Half International, Inc.	3,328	216,852
Rollins, Inc.	4,122	171,558
S&P Global, Inc.	6,950	1,463,322
Total System Services, Inc.	4,544	431,725
United Rentals, Inc. (a)	2,217	253,292
Verisk Analytics, Inc.	4,574	608,342
		14,130,847
Cosmetics & Personal Care — 1.5%
Colgate-Palmolive Co.	24,111	1,652,568
Coty, Inc. Class A	12,533	144,130
The Estee Lauder Cos., Inc. Class A	6,113	1,012,007
The Procter & Gamble Co.	70,009	7,284,436
		10,093,141
Foods — 1.2%
Campbell Soup Co.	5,415	206,474
Conagra Brands, Inc.	13,503	374,573
General Mills, Inc.	16,709	864,691
The Hershey Co.	3,896	447,378
Hormel Foods Corp.	7,573	338,967
The J.M. Smucker Co.	3,163	368,489
Kellogg Co.	7,041	404,013
The Kraft Heinz Co.	17,440	569,416
The Kroger Co.	22,390	550,794
Lamb Weston Holdings, Inc.	4,064	304,556
McCormick & Co., Inc.	3,433	517,113
Mondelez International, Inc. Class A	40,409	2,017,217
Sysco Corp.	13,216	882,300
Tyson Foods, Inc. Class A	8,281	574,950
		8,420,931

	Number of Shares	Value

Health Care – Products — 4.0%
Abbott Laboratories	49,132	3,927,612
ABIOMED, Inc. (a)	1,267	361,843
Align Technology, Inc. (a)	2,044	581,170
Baxter International, Inc.	13,331	1,083,944
Becton Dickinson and Co.	7,525	1,879,218
Boston Scientific Corp. (a)	38,765	1,487,801
The Cooper Cos., Inc.	1,383	409,603
Danaher Corp.	17,575	$2,320,251
DENTSPLY SIRONA, Inc.	6,274	311,128
Edwards Lifesciences Corp. (a)	5,812	1,112,010
Henry Schein, Inc. (a)	4,210	253,063
Hologic, Inc. (a)	7,490	362,516
IDEXX Laboratories, Inc. (a)	2,398	536,193
Intuitive Surgical, Inc. (a)	3,202	1,826,997
Medtronic PLC	37,521	3,417,413
ResMed, Inc.	4,011	417,024
Stryker Corp.	8,660	1,710,523
Teleflex, Inc.	1,296	391,599
Thermo Fisher Scientific, Inc.	11,261	3,082,361
Varian Medical Systems, Inc. (a)	2,534	359,118
Zimmer Biomet Holdings, Inc.	5,717	730,061
		26,561,448
Health Care – Services — 2.0%
Anthem, Inc.	7,190	2,063,386
Centene Corp. (a)	11,562	613,942
DaVita, Inc. (a)	3,510	190,558
HCA Healthcare, Inc.	7,463	973,026
Humana, Inc.	3,794	1,009,204
IQVIA Holdings, Inc. (a)	4,440	638,694
Laboratory Corp. of America Holdings (a)	2,761	422,378
Quest Diagnostics, Inc.	3,785	340,347
UnitedHealth Group, Inc.	26,849	6,638,684
Universal Health Services, Inc. Class B	2,334	312,219
WellCare Health Plans, Inc. (a)	1,390	374,953
		13,577,391
Household Products & Wares — 0.4%
Avery Dennison Corp.	2,354	266,002
Church & Dwight Co., Inc.	6,845	487,570
The Clorox Co.	3,592	576,372
Kimberly-Clark Corp.	9,627	1,192,785
		2,522,729
Pharmaceuticals — 6.0%
AbbVie, Inc.	41,274	3,326,272
Allergan PLC	8,748	1,280,795
AmerisourceBergen Corp.	4,361	346,787
Bristol-Myers Squibb Co.	45,684	2,179,584
Cardinal Health, Inc.	8,386	403,786
Cigna Corp. (a)	10,636	1,710,481
CVS Health Corp.	36,295	1,957,389
Eli Lilly & Co.	24,165	3,135,650
Johnson & Johnson	74,514	10,416,312
McKesson Corp.	5,368	628,378
Merck & Co., Inc.	72,222	6,006,704
Mylan NV (a)	14,339	406,367
Nektar Therapeutics (a)	4,883	164,069
Perrigo Co. PLC	3,478	167,500

The accompanying notes are an integral part of the portfolio of investments.

	Number of Shares	Value

Pfizer, Inc.	155,342	$6,597,375
Zoetis, Inc.	13,410	1,349,985
		40,077,434
		148,303,833
Energy — 5.3%
Oil & Gas — 4.4%
Anadarko Petroleum Corp.	14,023	637,766
Apache Corp.	10,558	365,940
Cabot Oil & Gas Corp.	11,797	307,902
Chevron Corp.	53,162	6,548,495
Cimarex Energy Co.	2,838	198,376
Concho Resources, Inc.	5,617	623,262
ConocoPhillips	31,736	2,118,061
Devon Energy Corp.	12,193	384,811
Diamondback Energy, Inc.	4,341	440,742
EOG Resources, Inc.	16,226	1,544,391
Exxon Mobil Corp.	118,548	9,578,678
Helmerich & Payne, Inc.	3,035	168,625
Hess Corp.	7,118	428,717
HollyFrontier Corp.	4,384	216,000
Marathon Oil Corp.	22,823	381,372
Marathon Petroleum Corp.	18,846	1,127,933
Noble Energy, Inc.	13,571	335,611
Occidental Petroleum Corp.	20,993	1,389,737
Phillips 66	11,737	1,117,010
Pioneer Natural Resources Co.	4,704	716,325
Valero Energy Corp.	11,684	991,154
		29,620,908
Oil & Gas Services — 0.5%
Baker Hughes a GE Co.	14,463	400,914
Halliburton Co.	24,368	713,983
National Oilwell Varco, Inc.	10,666	284,142
Schlumberger Ltd.	38,761	1,688,817
TechnipFMC PLC	12,010	282,475
		3,370,331
Pipelines — 0.4%
Kinder Morgan, Inc.	54,462	1,089,785
ONEOK, Inc.	11,515	804,207
The Williams Cos., Inc.	33,879	973,005
		2,866,997
		35,858,236

	Number of Shares	Value

Financial — 17.2%
Banks — 6.1%
Bank of America Corp.	251,337	6,934,388
The Bank of New York Mellon Corp.	24,581	1,239,620
BB&T Corp.	21,421	996,719
Citigroup, Inc.	65,796	4,093,827
Citizens Financial Group, Inc.	12,867	418,178
Comerica, Inc.	4,435	325,174
Fifth Third Bancorp	21,537	$543,163
First Republic Bank	4,612	463,322
The Goldman Sachs Group, Inc.	9,583	1,839,840
Huntington Bancshares, Inc.	29,154	369,673
JP Morgan Chase & Co.	91,615	9,274,186
KeyCorp	28,244	444,843
M&T Bank Corp.	3,873	608,138
Morgan Stanley	36,348	1,533,886
Northern Trust Corp.	6,101	551,591
The PNC Financial Services Group, Inc.	12,694	1,557,046
Regions Financial Corp.	28,429	402,270
State Street Corp.	10,625	699,231
SunTrust Banks, Inc.	12,407	735,115
SVB Financial Group (a)	1,481	329,315
US Bancorp	42,105	2,029,040
Wells Fargo & Co.	114,569	5,535,974
Zions Bancorp NA	5,224	237,222
		41,161,761
Diversified Financial Services — 4.1%
Affiliated Managers Group, Inc.	1,468	157,237
Alliance Data Systems Corp.	1,274	222,925
American Express Co.	19,351	2,115,064
Ameriprise Financial, Inc.	3,792	485,755
BlackRock, Inc.	3,405	1,455,195
Capital One Financial Corp.	13,093	1,069,567
Cboe Global Markets, Inc.	3,115	297,296
The Charles Schwab Corp.	33,189	1,419,162
CME Group, Inc.	10,011	1,647,610
Discover Financial Services	9,195	654,316
E*TRADE Financial Corp.	6,892	319,996
Franklin Resources, Inc.	8,275	274,233
Intercontinental Exchange, Inc.	15,908	1,211,235
Invesco Ltd.	11,107	214,476
Jefferies Financial Group, Inc.	7,400	139,046
Mastercard, Inc. Class A	25,259	5,947,232
Nasdaq, Inc.	3,251	284,430
Raymond James Financial, Inc.	3,526	283,526
Synchrony Financial	18,230	581,537
T. Rowe Price Group, Inc.	6,609	661,693
Visa, Inc. Class A	48,962	7,647,375
The Western Union Co.	12,251	226,276
		27,315,182
Insurance — 3.9%
Aflac, Inc.	21,002	1,050,100
The Allstate Corp.	9,292	875,121
American International Group, Inc.	24,329	1,047,607
Aon PLC	6,725	1,147,957
Arthur J Gallagher & Co.	5,170	403,777
Assurant, Inc.	1,729	164,099
Berkshire Hathaway, Inc. Class B (a)	54,407	10,929,822
Brighthouse Financial, Inc. (a)	3,297	119,648

The accompanying notes are an integral part of the portfolio of investments.

	Number of Shares	Value
Chubb Ltd.	12,811	$1,794,565
Cincinnati Financial Corp.	4,208	361,467
Everest Re Group Ltd.	1,145	247,274
The Hartford Financial Services Group, Inc.	10,080	501,178
Lincoln National Corp.	5,718	335,647
Loews Corp.	7,691	368,630
Marsh & McLennan Cos., Inc.	14,132	1,326,995
MetLife, Inc.	26,788	1,140,365
Principal Financial Group, Inc.	7,221	362,422
The Progressive Corp.	16,339	1,177,879
Prudential Financial, Inc.	11,431	1,050,280
Torchmark Corp.	2,829	231,837
The Travelers Cos., Inc.	7,365	1,010,183
Unum Group	5,951	201,322
Willis Towers Watson PLC	3,613	634,623
		26,482,798
Real Estate — 0.1%
CBRE Group, Inc. Class A (a)	8,720	431,204
Real Estate Investment Trusts (REITS) — 3.0%
Alexandria Real Estate Equities, Inc.	3,155	449,777
American Tower Corp.	12,343	2,432,312
Apartment Investment & Management Co. Class A	4,386	220,572
AvalonBay Communities, Inc.	3,878	778,431
Boston Properties, Inc.	4,329	579,566
Crown Castle International Corp.	11,628	1,488,384
Digital Realty Trust, Inc.	5,816	692,104
Duke Realty Corp.	10,136	309,959
Equinix, Inc.	2,331	1,056,316
Equity Residential	10,356	780,014
Essex Property Trust, Inc.	1,836	531,045
Extra Space Storage, Inc.	3,567	363,513
Federal Realty Investment Trust	2,091	288,244
HCP, Inc.	13,431	420,390
Host Hotels & Resorts, Inc.	20,633	389,964
Iron Mountain, Inc.	7,959	282,226
Kimco Realty Corp.	11,720	216,820
The Macerich Co.	2,945	127,666
Mid-America Apartment Communities, Inc.	3,166	346,139
Prologis, Inc.	17,636	1,268,910
Public Storage	4,200	914,676
Realty Income Corp.	8,508	625,848
Regency Centers Corp.	4,712	318,013
SBA Communications Corp. (a)	3,150	628,929
Simon Property Group, Inc.	8,646	1,575,388
SL Green Realty Corp.	2,320	208,614
UDR, Inc.	7,661	348,269
Ventas, Inc.	9,986	637,207
Vornado Realty Trust	4,884	329,377
Welltower, Inc.	10,816	$839,322
Weyerhaeuser Co.	20,831	548,688
		19,996,683
Savings & Loans — 0.0%
People’s United Financial, Inc.	11,001	180,856
		115,568,484

	Number of Shares	Value

Industrial — 9.2%
Aerospace & Defense — 2.5%
Arconic, Inc.	12,068	230,620
The Boeing Co.	14,701	5,607,255
General Dynamics Corp.	7,579	1,282,973
Harris Corp.	3,301	527,203
L3 Technologies, Inc.	2,219	457,935
Lockheed Martin Corp.	6,878	2,064,501
Northrop Grumman Corp.	4,749	1,280,330
Raytheon Co.	7,910	1,440,253
TransDigm Group, Inc. (a)	1,361	617,880
United Technologies Corp.	22,680	2,923,225
		16,432,175
Building Materials — 0.3%
Fortune Brands Home & Security, Inc.	3,937	187,441
Johnson Controls International PLC	25,529	943,041
Martin Marietta Materials, Inc.	1,744	350,858
Masco Corp.	8,238	323,836
Vulcan Materials Co.	3,671	434,646
		2,239,822
Electrical Components & Equipment — 0.3%
AMETEK, Inc.	6,353	527,109
Emerson Electric Co.	17,198	1,177,547
		1,704,656
Electronics — 1.3%
Agilent Technologies, Inc.	8,862	712,328
Allegion PLC	2,642	239,656
Amphenol Corp. Class A	8,325	786,213
FLIR Systems, Inc.	3,751	178,473
Fortive Corp.	8,238	691,086
Garmin Ltd.	3,418	295,144
Honeywell International, Inc.	20,395	3,241,173
Keysight Technologies, Inc. (a)	5,270	459,544
Mettler-Toledo International, Inc. (a)	696	503,208
PerkinElmer, Inc.	3,094	298,138
TE Connectivity Ltd.	9,478	765,348
Waters Corp. (a)	2,000	503,420
		8,673,731
Engineering & Construction — 0.1%
Fluor Corp.	3,899	143,483
Jacobs Engineering Group, Inc.	3,295	247,751
		391,234

The accompanying notes are an integral part of the portfolio of investments.

	Number of Shares	Value

Environmental Controls — 0.3%
Pentair PLC	4,447	$197,936
Republic Services, Inc.	6,043	485,736
Waste Management, Inc.	10,902	1,132,827
		1,816,499
Hand & Machine Tools — 0.1%
Snap-on, Inc.	1,571	245,893
Stanley Black & Decker, Inc.	4,238	577,088
		822,981
Machinery – Construction & Mining — 0.3%
Caterpillar, Inc.	16,103	2,181,796
Machinery – Diversified — 0.7%
Cummins, Inc.	4,050	639,374
Deere & Co.	8,912	1,424,494
Dover Corp.	4,069	381,672
Flowserve Corp.	3,650	164,761
Rockwell Automation, Inc.	3,355	588,668
Roper Technologies, Inc.	2,897	990,687
Wabtec Corp.	3,907	288,024
Xylem, Inc.	4,998	395,042
		4,872,722
Miscellaneous – Manufacturing — 1.5%
3M Co.	16,108	3,346,920
A.O. Smith Corp.	4,006	213,600
Eaton Corp. PLC	11,853	954,878
General Electric Co.	243,567	2,433,234
Illinois Tool Works, Inc.	8,446	1,212,255
Ingersoll-Rand PLC	6,776	731,469
Parker-Hannifin Corp.	3,618	620,921
Textron, Inc.	6,562	332,431
		9,845,708
Packaging & Containers — 0.2%
Ball Corp.	9,345	540,702
Packaging Corp. of America	2,631	261,469
Sealed Air Corp.	4,368	201,190
WestRock Co.	7,166	274,816
		1,278,177
Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.	1,162	240,766
Transportation — 1.6%
C.H. Robinson Worldwide, Inc.	3,824	332,650
CSX Corp.	21,683	1,622,322
Expeditors International of Washington, Inc.	4,799	364,244
FedEx Corp.	6,713	1,217,805
J.B. Hunt Transport Services, Inc.	2,417	244,818
Kansas City Southern	2,831	328,339
Norfolk Southern Corp.	7,485	1,398,872
Union Pacific Corp.	20,228	3,382,122
United Parcel Service, Inc. Class B	19,475	$2,176,136
		11,067,308
		61,567,575

	Number of Shares	Value

Technology — 16.4%
Computers — 5.3%
Accenture PLC Class A	17,829	3,138,261
Apple, Inc.	125,350	23,810,232
Cognizant Technology Solutions Corp. Class A	16,098	1,166,300
DXC Technology Co.	7,500	482,325
Fortinet, Inc. (a)	4,087	343,185
Hewlett Packard Enterprise Co.	38,512	594,240
HP, Inc.	42,891	833,372
International Business Machines Corp.	24,897	3,512,967
NetApp, Inc.	6,906	478,862
Seagate Technology PLC	7,138	341,839
Western Digital Corp.	8,150	391,689
		35,093,272
Office & Business Equipment — 0.0%
Xerox Corp.	5,591	178,800
Semiconductors — 3.9%
Advanced Micro Devices, Inc. (a)	24,705	630,472
Analog Devices, Inc.	10,292	1,083,439
Applied Materials, Inc.	26,561	1,053,409
Broadcom, Inc.	11,083	3,332,769
Intel Corp.	125,824	6,756,749
IPG Photonics Corp. (a)	996	151,173
KLA-Tencor Corp.	4,637	553,704
Lam Research Corp.	4,269	764,194
Maxim Integrated Products, Inc.	7,612	404,730
Microchip Technology, Inc.	6,634	550,357
Micron Technology, Inc. (a)	31,364	1,296,274
NVIDIA Corp.	16,958	3,044,978
Qorvo, Inc. (a)	3,444	247,038
QUALCOMM, Inc.	33,866	1,931,378
Skyworks Solutions, Inc.	4,869	401,595
Texas Instruments, Inc.	26,256	2,784,974
Xilinx, Inc.	7,083	898,053
		25,885,286
Software — 7.2%
Activision Blizzard, Inc.	21,370	972,976
Adobe, Inc. (a)	13,643	3,635,723
Akamai Technologies, Inc. (a)	4,599	329,794
ANSYS, Inc. (a)	2,352	429,734
Autodesk, Inc. (a)	6,123	954,086
Broadridge Financial Solutions, Inc.	3,247	336,681
Cadence Design Systems, Inc. (a)	7,843	498,109
Cerner Corp. (a)	9,072	519,009
Citrix Systems, Inc.	3,498	348,611
Electronic Arts, Inc. (a)	8,400	853,692

The accompanying notes are an integral part of the portfolio of investments.

	Number of Shares	Value

Fidelity National Information Services, Inc.	9,027	$1,020,954
Fiserv, Inc. (a)	10,952	966,843
Intuit, Inc.	7,245	1,893,915
Jack Henry & Associates, Inc.	2,143	297,320
Microsoft Corp.	214,662	25,317,236
MSCI, Inc.	2,358	468,865
Oracle Corp.	71,290	3,828,986
Paychex, Inc.	8,946	717,469
Red Hat, Inc. (a)	4,944	903,269
salesforce.com, Inc. (a)	21,398	3,388,801
Synopsys, Inc. (a)	4,197	483,285
Take-Two Interactive Software, Inc. (a)	3,151	297,360
		48,462,718
		109,620,076
Utilities — 3.3%
Electric — 3.1%
AES Corp.	18,413	332,907
Alliant Energy Corp.	6,573	309,785
Ameren Corp.	6,858	504,406
American Electric Power Co., Inc.	13,801	1,155,834
CenterPoint Energy, Inc.	14,098	432,809
CMS Energy Corp.	7,966	442,432
Consolidated Edison, Inc.	8,978	761,424
Dominion Energy, Inc.	22,362	1,714,271
DTE Energy Co.	5,097	635,800
Duke Energy Corp.	20,343	1,830,870
Edison International	9,136	565,701
Entergy Corp.	5,305	507,317
Evergy, Inc.	7,124	413,548
Eversource Energy	8,879	629,965
Exelon Corp.	27,126	1,359,826
FirstEnergy Corp.	14,094	586,451
NextEra Energy, Inc.	13,378	2,586,235
NRG Energy, Inc.	7,875	334,530
Pinnacle West Capital Corp.	3,121	298,305
PPL Corp.	20,178	640,450
Public Service Enterprise Group, Inc.	14,136	839,820
Sempra Energy	7,663	964,465
The Southern Co.	28,946	1,495,929
WEC Energy Group, Inc.	8,833	698,514
Xcel Energy, Inc.	14,389	808,806
		20,850,400
Gas — 0.1%
Atmos Energy Corp.	3,251	334,626
NiSource, Inc.	10,417	298,551
		633,177
Water — 0.1%
American Water Works Co., Inc.	5,065	$528,077
		22,011,654
TOTAL COMMON STOCK
(Cost $396,051,437)		660,860,068

TOTAL EQUITIES
(Cost $396,051,437)		660,860,068

	Number of Shares	Value

MUTUAL FUNDS — 0.0%
Diversified Financial Services — 0.0%
State Street Navigator Securities Lending Prime Portfolio (c)	128,304	128,304

TOTAL MUTUAL FUNDS
(Cost $128,304)		128,304

TOTAL LONG-TERM INVESTMENTS
(Cost $396,179,741)		660,988,372

	Principal Amount
SHORT-TERM INVESTMENTS — 1.2%
Repurchase Agreement — 1.0%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/29/19, 1.250%, due 4/01/19 (d)	$6,401,215	6,401,215
U.S. Treasury Bill — 0.2%
U.S. Treasury Bill
2.485%7/18/19 (e)	1,085,000	1,077,314
TOTAL SHORT-TERM INVESTMENTS
(Cost $7,478,192)		7,478,529

TOTAL INVESTMENTS — 99.8%
(Cost $403,657,933) (f)		668,466,901

Other Assets/(Liabilities) — 0.2%		1,504,189

NET ASSETS — 100.0%		$669,971,090

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.

(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2019, was $123,552 or 0.02% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).

(c)	Represents investment of security lending collateral. (Note 2).

(d)	Maturity value of $6,401,882. Collateralized by U.S. Government Agency obligations with a rate of 2.375%, maturity date of 3/15/22, and an aggregate market value, including accrued interest, of $6,532,347.

(e)	A portion of this security is pledged/held as collateral for open futures contracts. (Note 2).
(f)	See Note 3 for aggregate cost for federal tax purposes.

Futures contracts at March 31, 2019:

	Expiration Date	Number of Contracts	Notional Amount	Value/Net Unrealized Appreciation/ (Depreciation)

Long
S&P 500 E-Mini Index	6/21/19	57	$7,901,436	$186,294

The accompanying notes are an integral part of the portfolio of investments.

MML Focused Equity Fund – Portfolio of Investments

March 31, 2019 (Unaudited)

	Number of Shares	Value

EQUITIES — 97.9%

COMMON STOCK — 97.9%
Basic Materials — 3.0%
Chemicals — 3.0%
Linde PLC	12,653	$2,226,042
Consumer, Cyclical — 14.7%
Apparel — 3.8%
NIKE, Inc. Class B	33,496	2,820,698
Retail — 10.9%
Costco Wholesale Corp.	7,057	1,708,782
McDonald’s Corp.	19,849	3,769,325
The TJX Cos., Inc.	48,374	2,573,981
		8,052,088
		10,872,786
Consumer, Non-cyclical — 33.9%
Beverages — 13.8%
The Coca-Cola Co.	74,181	3,476,121
Diageo PLC	80,405	3,288,720
PepsiCo, Inc.	27,794	3,406,155
		10,170,996
Cosmetics & Personal Care — 4.0%
Colgate-Palmolive Co.	43,643	2,991,291
Health Care – Products — 11.6%
Baxter International, Inc.	28,756	2,338,150
Danaher Corp.	21,322	2,814,931
Medtronic PLC	37,386	3,405,117
		8,558,198
Health Care – Services — 2.0%
UnitedHealth Group, Inc.	5,954	1,472,186
Pharmaceuticals — 2.5%
Johnson & Johnson	12,954	1,810,840
		25,003,511
Financial — 25.4%
Banks — 3.5%
The PNC Financial Services Group, Inc.	20,863	2,559,055
Diversified Financial Services — 6.2%
American Express Co.	22,908	2,503,844
Visa, Inc. Class A	13,132	2,051,087
		4,554,931
Insurance — 7.1%
Chubb Ltd.	22,902	3,208,112
Marsh & McLennan Cos., Inc.	21,804	2,047,396
		5,255,508
Real Estate Investment Trusts (REITS) — 8.6%
American Tower Corp.	18,505	3,646,595
Public Storage	12,371	$2,694,157
		6,340,752
		18,710,246

	Number of Shares	Value

Industrial — 14.0%
Aerospace & Defense — 4.6%
General Dynamics Corp.	10,633	1,799,954
Lockheed Martin Corp.	5,352	1,606,457
		3,406,411
Miscellaneous – Manufacturing — 2.5%
3M Co.	8,695	1,806,647
Transportation — 6.9%
Canadian National Railway Co.	28,713	2,570,387
Union Pacific Corp.	15,107	2,525,890
		5,096,277
		10,309,335
Technology — 6.9%
Computers — 2.9%
Accenture PLC Class A	12,051	2,121,217
Software — 4.0%
Microsoft Corp.	25,468	3,003,696
		5,124,913
TOTAL COMMON STOCK
(Cost $63,952,342)		72,246,833

TOTAL EQUITIES
(Cost $63,952,342)		72,246,833

TOTAL LONG-TERM INVESTMENTS
(Cost $63,952,342)		72,246,833

	Principal Amount

SHORT-TERM INVESTMENTS — 2.1%
Repurchase Agreement — 2.1%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/29/19, 1.250%, due 4/01/19 (a)	$1,569,435	1,569,435

TOTAL SHORT-TERM INVESTMENTS
(Cost $1,569,435)		1,569,435

TOTAL INVESTMENTS — 100.0%
(Cost $65,521,777) (b)		73,816,268

Other Assets/(Liabilities) — (0.0)%		(25,870)

NET ASSETS — 100.0%		$73,790,398

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Maturity value of $1,569,598. Collateralized by U.S. Government Agency obligations with a rate of 0.125%, maturity date of 4/15/22, and an aggregate market value, including accrued interest, of $1,602,519.

(b)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Foreign Fund – Portfolio of Investments

March 31, 2019 (Unaudited)

	Number of Shares	Value

EQUITIES — 97.4%
COMMON STOCK — 97.4%
Canada — 2.1%
Husky Energy, Inc.	207,400	$2,056,385
Wheaton Precious Metals Corp.	191,000	4,546,496
		6,602,881
Cayman Islands — 4.3%
Baidu, Inc. Sponsored ADR (a)	28,170	4,643,824
CK Asset Holdings Ltd.	452,254	4,020,819
CK Hutchison Holdings Ltd.	487,254	5,117,260
		13,781,903
China — 2.7%
China Telecom Corp. Ltd. Class H	11,037,643	6,130,102
Sinopharm Group Co. Ltd. Class H	568,800	2,369,205
		8,499,307
Denmark — 1.8%
Vestas Wind Systems A/S	66,972	5,640,756
France — 13.1%
AXA SA	201,733	5,083,394
BNP Paribas SA	159,310	7,635,330
Cie de Saint-Gobain	84,080	3,050,065
Cie Generale des Etablissements Michelin SCA	27,433	3,251,840
Credit Agricole SA	112,057	1,357,635
Sanofi	82,015	7,252,511
Total SA (b)	132,937	7,382,356
Veolia Environnement SA	303,958	6,798,592
		41,811,723
Germany — 11.5%
Bayer AG Registered	64,174	4,147,466
Deutsche Telekom AG Registered	362,885	6,023,137
E.ON SE	593,066	6,595,521
Infineon Technologies AG	241,765	4,796,401
LANXESS AG	47,230	2,519,027
Merck KGaA	50,900	5,803,710
Siemens AG Registered	42,985	4,626,017
Telefonica Deutschland Holding AG	610,675	1,917,620
		36,428,899
Hong Kong — 2.6%
AIA Group Ltd.	326,400	3,248,987
China Mobile Ltd.	480,000	4,908,363
		8,157,350
Ireland — 3.3%
Bank of Ireland Group PLC	572,268	3,410,166
CRH PLC	224,445	6,960,932
		10,371,098
Israel — 1.6%
Teva Pharmaceutical Industries Ltd. Sponsored ADR (a)	334,268	$5,241,322
Italy — 3.1%
Eni SpA	438,653	7,749,062
UniCredit SpA	160,689	2,061,601
		9,810,663

	Number of Shares	Value

Japan — 12.4%
Astellas Pharma, Inc.	356,700	5,351,687
IHI Corp.	45,800	1,104,043
Kirin Holdings Co. Ltd.	96,100	2,300,653
Mitsui Fudosan Co. Ltd.	173,300	4,366,371
Panasonic Corp.	345,400	2,988,794
Ryohin Keikaku Co. Ltd.	7,400	1,881,503
Seven & i Holdings Co. Ltd.	92,500	3,490,531
Sumitomo Metal Mining Co. Ltd.	44,200	1,315,797
Sumitomo Mitsui Financial Group, Inc.	175,900	6,155,326
Sumitomo Rubber Industries Ltd.	121,700	1,463,666
Suntory Beverage & Food Ltd.	74,100	3,481,036
Takeda Pharmaceutical Co. Ltd.	136,433	5,583,752
		39,483,159
Luxembourg — 1.8%
SES SA	246,017	3,829,744
Tenaris SA	127,371	1,795,752
		5,625,496
Netherlands — 5.1%
Akzo Nobel NV	28,606	2,537,322
ING Groep NV	534,379	6,477,390
NXP Semiconductor NV	47,900	4,233,881
SBM Offshore NV	159,233	3,027,294
		16,275,887
Norway — 1.0%
Yara International ASA	77,872	3,188,453
Republic of Korea — 4.6%
Hana Financial Group, Inc.	79,353	2,544,421
KB Financial Group, Inc. ADR (a)	88,116	3,265,579
Samsung Electronics Co. Ltd.	222,347	8,743,700
		14,553,700
Singapore — 1.5%
Singapore Telecommunications Ltd.	2,216,600	4,945,729
Switzerland — 6.6%
Landis+Gyr Group AG	25,523	1,616,984
Novartis AG Registered	59,896	5,764,614
Roche Holding AG	27,562	7,597,729
UBS Group AG Registered	484,462	5,881,164
		20,860,491

The accompanying notes are an integral part of the portfolio of investments.

	Number of Shares	Value

Taiwan — 1.6%
Taiwan Semiconductor Manufacturing Co. Ltd.	641,275	$5,130,159
Thailand — 1.3%
Bangkok Bank PCL Foreign Registered	588,900	4,014,465
United Kingdom — 15.4%
BAE Systems PLC	359,230	2,263,104
BP PLC	1,367,221	9,980,660
Cobham PLC (a)	190,441	274,124
HSBC Holdings PLC	623,600	5,078,987
Johnson Matthey PLC	96,470	3,951,613
Kingfisher PLC	1,267,063	3,878,209
Royal Dutch Shell PLC Class A	2,397	75,319
Royal Dutch Shell PLC Class B	270,523	8,551,097
Standard Chartered PLC	1,019,428	7,880,582
Travis Perkins PLC	149,165	2,672,143
Vodafone Group PLC Sponsored ADR	236,983	4,308,351
		48,914,189
TOTAL COMMON STOCK
(Cost $302,091,265)		309,337,630

TOTAL EQUITIES
(Cost $302,091,265)		309,337,630

MUTUAL FUNDS — 0.0%
United States — 0.0%
State Street Navigator Securities Lending Prime Portfolio (c)	104,222	104,222

TOTAL MUTUAL FUNDS
(Cost $104,222)		104,222

TOTAL LONG-TERM INVESTMENTS
(Cost $302,195,487)		309,441,852

	Principal Amount

SHORT-TERM INVESTMENTS — 1.7%
Repurchase Agreement — 1.7%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/29/19, 1.250%, due 4/01/19 (d)	$5,419,457	5,419,457
TOTAL SHORT-TERM INVESTMENTS
(Cost $5,419,457)		5,419,457

TOTAL INVESTMENTS — 99.1%
(Cost $307,614,944) (e)		$314,861,309

Other Assets/(Liabilities) — 0.9%		2,926,836

NET ASSETS — 100.0%		$317,788,145

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.

(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2019, was $93,513 or 0.03% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).

(c)	Represents investment of security lending collateral. (Note 2).

(d)	Maturity value of $5,420,022. Collateralized by U.S. Government Agency obligations with a rate of 2.375%, maturity date of 3/15/22, and an aggregate market value, including accrued interest, of $5,530,855.

(e)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Fundamental Growth Fund – Portfolio of Investments

March 31, 2019 (Unaudited)

	Number of Shares	Value

EQUITIES — 98.7%
COMMON STOCK — 98.7%
Basic Materials — 0.5%
Chemicals — 0.5%
The Sherwin-Williams Co.	1,197	$515,560
Communications — 19.4%
Internet — 17.6%
Alibaba Group Holding Ltd. Sponsored ADR (a)	5,252	958,227
Alphabet, Inc. Class C (a)	5,611	6,583,443
Amazon.com, Inc. (a)	3,427	6,102,630
Booking Holdings, Inc. (a)	109	190,195
Facebook, Inc. Class A (a)	18,005	3,001,254
Palo Alto Networks, Inc. (a)	3,379	820,692
VeriSign, Inc. (a)	8,281	1,503,498
		19,159,939
Media — 0.6%
FactSet Research Systems, Inc.	2,738	679,763
Telecommunications — 1.2%
Cisco Systems, Inc.	18,538	1,000,867
Verizon Communications, Inc.	6,004	355,016
		1,355,883
		21,195,585
Consumer, Cyclical — 9.8%
Apparel — 2.0%
NIKE, Inc. Class B	25,271	2,128,071
Retail — 7.8%
AutoZone, Inc. (a)	1,865	1,909,984
The Home Depot, Inc.	5,585	1,071,705
Lowe’s Cos., Inc.	14,970	1,638,766
McDonald’s Corp.	7,300	1,386,270
O’Reilly Automotive, Inc. (a)	3,043	1,181,597
Ross Stores, Inc.	7,403	689,219
The TJX Cos., Inc.	12,523	666,349
		8,543,890
		10,671,961
Consumer, Non-cyclical — 21.9%
Beverages — 1.1%
Monster Beverage Corp. (a)	21,692	1,183,949
Commercial Services — 10.8%
Experian PLC	43,377	1,175,325
FleetCor Technologies, Inc. (a)	7,079	1,745,611
Gartner, Inc. (a)	5,432	823,926
Global Payments, Inc.	13,683	1,868,003
IHS Markit Ltd. (a)	21,246	1,155,357
PayPal Holdings, Inc. (a)	24,352	2,528,712
S&P Global, Inc.	6,833	1,438,688
Worldpay, Inc. Class A (a)	9,635	1,093,573
		11,829,195

	Number of Shares	Value

Cosmetics & Personal Care — 1.1%
The Procter & Gamble Co.	11,305	$1,176,285
Health Care – Products — 6.3%
Baxter International, Inc.	13,381	1,088,009
Danaher Corp.	9,731	1,284,687
Edwards Lifesciences Corp. (a)	6,498	1,243,262
Intuitive Surgical, Inc. (a)	2,610	1,489,214
Teleflex, Inc.	1,186	358,362
Thermo Fisher Scientific, Inc.	5,038	1,379,001
		6,842,535
Health Care – Services — 2.3%
Anthem, Inc.	5,371	1,541,370
ICON PLC (a)	7,097	969,308
		2,510,678
Pharmaceuticals — 0.3%
Elanco Animal Health, Inc. (a)	11,856	380,222
		23,922,864
Financial — 11.5%
Diversified Financial Services — 9.0%
American Express Co.	14,929	1,631,740
Intercontinental Exchange, Inc.	13,360	1,017,230
Mastercard, Inc. Class A	12,393	2,917,932
TD Ameritrade Holding Corp.	19,925	996,051
Visa, Inc. Class A	21,037	3,285,769
		9,848,722
Real Estate Investment Trusts (REITS) — 2.5%
American Tower Corp.	13,811	2,721,595
		12,570,317
Industrial — 8.7%
Aerospace & Defense — 1.4%
Aerojet Rocketdyne Holdings, Inc. (a)	9,423	334,799
The Boeing Co.	3,040	1,159,517
		1,494,316
Electronics — 2.7%
Agilent Technologies, Inc.	13,578	1,091,400
Fortive Corp.	6,351	532,785
Waters Corp. (a)	5,353	1,347,404
		2,971,589
Machinery – Diversified — 1.8%
Roper Technologies, Inc.	5,661	1,935,892
Transportation — 2.8%
Expeditors International of Washington, Inc.	7,568	574,411
Norfolk Southern Corp.	5,902	1,103,025
Union Pacific Corp.	8,114	1,356,661
		3,034,097
		9,435,894

The accompanying notes are an integral part of the portfolio of investments.

	Number of Shares	Value

Technology — 26.9%
Computers — 7.3%
Apple, Inc.	22,773	$4,325,731
Check Point Software Technologies Ltd. (a)	14,488	1,832,587
Fortinet, Inc. (a)	17,587	1,476,780
NetApp, Inc.	5,569	386,155
		8,021,253
Semiconductors — 2.0%
Broadcom, Inc.	4,018	1,208,253
Microchip Technology, Inc.	11,389	944,831
		2,153,084
Software — 17.6%
Adobe, Inc. (a)	7,258	1,934,185
Electronic Arts, Inc. (a)	6,703	681,226
Guidewire Software, Inc. (a)	10,150	986,174
Intuit, Inc.	6,164	1,611,331
Microsoft Corp.	68,974	8,134,794
salesforce.com, Inc. (a)	12,417	1,966,480
ServiceNow, Inc. (a)	4,786	1,179,701
SS&C Technologies Holdings, Inc	24,444	1,556,838
VMware, Inc. Class A	6,284	1,134,325
		19,185,054
		29,359,391
TOTAL COMMON STOCK
(Cost $85,250,540)		107,671,572

TOTAL EQUITIES
(Cost $85,250,540)		107,671,572

TOTAL LONG-TERM INVESTMENTS
(Cost $85,250,540)		107,671,572

	Principal Amount

SHORT-TERM INVESTMENTS — 0.9%
Repurchase Agreement — 0.9%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/29/19, 1.250%, due 4/01/19 (b)	$1,031,702	1,031,702
TOTAL SHORT-TERM INVESTMENTS
(Cost $1,031,702)		1,031,702

TOTAL INVESTMENTS — 99.6%
(Cost $86,282,242) (c)		108,703,274

Other Assets/(Liabilities) — 0.4%		424,427

NET ASSETS — 100.0%		$109,127,701

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.

(b)	Maturity value of $1,031,810. Collateralized by U.S. Government Agency obligations with a rate of 0.125%, maturity date of 4/15/22, and an aggregate market value, including accrued interest, of $1,054,693.

(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Fundamental Value Fund – Portfolio of Investments

March 31, 2019 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.0%

COMMON STOCK — 99.0%
Basic Materials — 5.2%
Chemicals — 4.7%
DowDuPont, Inc.	75,732	$4,037,273
FMC Corp.	18,394	1,413,027
The Mosaic Co.	36,151	987,284
Nutrien Ltd.	46,718	2,464,842
		8,902,426
Mining — 0.5%
Barrick Gold Corp.	72,186	989,670
		9,892,096
Communications — 14.3%
Internet — 3.3%
Alphabet, Inc. Class A (a)	2,922	3,438,872
Booking Holdings, Inc. (a)	807	1,408,142
eBay, Inc.	38,805	1,441,218
		6,288,232
Media — 4.2%
Comcast Corp. Class A	168,275	6,727,635
Liberty Global PLC Series C (a)	52,549	1,272,211
		7,999,846
Telecommunications — 6.8%
Cisco Systems, Inc.	150,879	8,145,957
Verizon Communications, Inc.	81,860	4,840,382
		12,986,339
		27,274,417
Consumer, Cyclical — 7.0%
Airlines — 2.6%
Delta Air Lines, Inc.	55,554	2,869,364
Southwest Airlines Co.	39,980	2,075,362
		4,944,726
Home Builders — 0.2%
Toll Brothers, Inc.	13,339	482,872
Lodging — 1.6%
Las Vegas Sands Corp.	24,097	1,468,953
Wyndham Destinations, Inc.	20,439	827,575
Wyndham Hotels & Resorts, Inc.	16,522	825,935
		3,122,463
Retail — 2.6%
AutoZone, Inc. (a)	1,081	1,107,074
Lowe’s Cos., Inc.	18,382	2,012,277
Target Corp.	21,662	1,738,592
		4,857,943
		13,408,004
Consumer, Non-cyclical — 22.4%
Beverages — 1.1%
Coca-Cola European Partners PLC	25,760	$1,332,823
Molson Coors Brewing Co. Class B	13,185	786,485
		2,119,308

	Number of Shares	Value
Biotechnology — 0.9%
Biogen, Inc. (a)	2,043	482,924
Gilead Sciences, Inc.	19,675	1,279,072
		1,761,996
Cosmetics & Personal Care — 3.0%
The Procter & Gamble Co.	54,423	5,662,713
Foods — 1.5%
Mondelez International, Inc. Class A	40,457	2,019,614
Tyson Foods, Inc. Class A	12,905	895,994
		2,915,608
Health Care – Products — 1.8%
Medtronic PLC	38,037	3,464,410
Health Care – Services — 2.2%
Anthem, Inc.	6,460	1,853,891
Quest Diagnostics, Inc.	17,951	1,614,154
UnitedHealth Group, Inc.	2,765	683,674
		4,151,719
Pharmaceuticals — 11.9%
Cigna Corp.	22,821	3,670,073
CVS Health Corp.	38,140	2,056,890
Johnson & Johnson	57,985	8,105,723
McKesson Corp.	8,954	1,048,155
Novartis AG Sponsored ADR	27,118	2,607,125
Novo Nordisk A/S Sponsored ADR	14,064	735,688
Pfizer, Inc.	100,724	4,277,748
		22,501,402
		42,577,156
Energy — 10.0%
Oil & Gas — 9.6%
Canadian Natural Resources Ltd.	47,227	1,298,742
Chevron Corp.	43,448	5,351,925
Cimarex Energy Co.	18,268	1,276,933
ConocoPhillips	40,628	2,711,513
Noble Energy, Inc.	92,534	2,288,366
Petroleo Brasileiro SA Sponsored ADR	35,318	562,262
Pioneer Natural Resources Co.	6,902	1,051,036
Royal Dutch Shell PLC Class A Sponsored ADR	60,230	3,769,796
		18,310,573
Oil & Gas Services — 0.4%
Apergy Corp. (a)	15,662	643,082
		18,953,655

The accompanying notes are an integral part of the portfolio of investments.

	Number of Shares	Value
Financial — 24.0%
Banks — 9.0%
Bank of America Corp.	231,691	$6,392,355
BB&T Corp.	14,777	687,574
Citigroup, Inc.	82,102	5,108,386
SunTrust Banks, Inc.	11,578	685,997
Wells Fargo & Co.	87,554	4,230,609
		17,104,921
Diversified Financial Services — 1.7%
American Express Co.	10,879	1,189,075
Discover Financial Services	29,829	2,122,631
		3,311,706
Insurance — 11.1%
The Allstate Corp.	38,651	3,640,151
American International Group, Inc.	78,277	3,370,608
Aon PLC	11,528	1,967,830
Berkshire Hathaway, Inc. Class B (a)	39,064	7,847,567
Chubb Ltd.	20,479	2,868,698
Everest Re Group Ltd.	6,198	1,338,520
		21,033,374
Real Estate Investment Trusts (REITS) — 2.2%
Equity Residential	16,231	1,222,519
Essex Property Trust, Inc.	3,659	1,058,329
SL Green Realty Corp.	20,701	1,861,434
		4,142,282
		45,592,283
Industrial — 9.8%
Aerospace & Defense — 3.2%
The Boeing Co.	5,336	2,035,257
United Technologies Corp.	31,977	4,121,516
		6,156,773
Building Materials — 1.4%
Cemex SAB de CV Sponsored ADR (a)	129,247	599,706
CRH PLC Sponsored ADR	33,050	1,024,550
Owens Corning	20,647	972,887
		2,597,143
Machinery – Diversified — 1.0%
Dover Corp.	19,799	1,857,146
Miscellaneous – Manufacturing — 1.3%
Eaton Corp. PLC	30,337	2,443,949
Transportation — 2.9%
Kansas City Southern	10,325	1,197,493
Union Pacific Corp.	16,982	2,839,390
United Parcel Service, Inc. Class B	14,221	1,589,055
		5,625,938
		18,680,949
Technology — 5.6%
Computers — 2.8%
DXC Technology Co.	46,404	$2,984,241
Hewlett Packard Enterprise Co.	85,217	1,314,898
HP, Inc.	51,329	997,323
		5,296,462

	Number of Shares	Value
Semiconductors — 0.5%
NXP Semiconductor NV	10,531	930,835
Software — 2.3%
Microsoft Corp.	13,716	1,617,665
Oracle Corp.	51,972	2,791,416
		4,409,081
		10,636,378
Utilities — 0.7%
Electric — 0.7%
Edison International	20,703	1,281,930

TOTAL COMMON STOCK
(Cost $176,995,278)		188,296,868

TOTAL EQUITIES
(Cost $176,995,278)		188,296,868

TOTAL LONG-TERM INVESTMENTS
(Cost $176,995,278)		188,296,868

	Principal Amount
SHORT-TERM INVESTMENTS — 0.9%
Repurchase Agreement — 0.9%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/29/19, 1.250%, due 4/01/19 (b)	$1,695,468	1,695,468

TOTAL SHORT-TERM INVESTMENTS
(Cost $1,695,468)		1,695,468

TOTAL INVESTMENTS — 99.9%
(Cost $178,690,746) (c)		189,992,336

Other Assets/(Liabilities) — 0.1%		157,169

NET ASSETS — 100.0%		$190,149,505

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Maturity value of $1,695,645. Collateralized by U.S. Government Agency obligations with a rate of 0.125%, maturity date of 4/15/22, and an aggregate market value, including accrued interest, of $1,730,516.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Global Fund – Portfolio of Investments

March 31, 2019 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.2%

COMMON STOCK — 99.2%
Austria — 0.4%
Erste Group Bank AG	22,097	$812,185
Brazil — 0.3%
Ambev SA	171,231	736,031
Canada — 1.9%
Canadian National Railway Co.	48,994	4,383,982
Cayman Islands — 0.2%
Sands China Ltd.	89,200	448,194
Denmark — 0.7%
Carlsberg A/S Class B	12,785	1,597,572
France — 10.3%
Air Liquide SA	17,641	2,246,178
Danone SA	50,778	3,916,703
Hermes International	810	535,308
Legrand SA	34,670	2,324,177
LVMH Moet Hennessy Louis Vuitton SE	15,088	5,564,154
Pernod Ricard SA	24,538	4,407,270
Schneider Electric SE	61,309	4,821,579
		23,815,369
Germany — 4.1%
Bayer AG Registered	59,643	3,854,635
Brenntag AG	22,599	1,163,239
Deutsche Boerse AG	7,129	914,043
Merck KGaA	16,103	1,836,093
MTU Aero Engines AG	7,124	1,612,953
		9,380,963
Ireland — 7.4%
Accenture PLC Class A	34,135	6,008,443
Linde PLC	5,893	1,036,755
Linde PLC (a)	20,112	3,522,744
Medtronic PLC	69,923	6,368,587
		16,936,529
Israel — 1.4%
Check Point Software Technologies Ltd. (a)	24,912	3,151,119
Japan — 2.7%
Hoya Corp.	23,900	1,581,459
Kubota Corp.	181,400	2,632,688
Olympus Corp.	191,200	2,079,070
		6,293,217
Mexico — 0.3%
Grupo Financiero Banorte SAB de CV Class O	113,906	618,817
Netherlands — 2.6%
Akzo Nobel NV (a)	31,833	$2,823,553
Heineken NV	20,927	2,210,753
Schlumberger Ltd.	24,106	1,050,299
		6,084,605

	Number of Shares	Value
Republic of Korea — 0.8%
Samsung Electronics Co. Ltd.	46,608	1,832,840
Spain — 1.2%
Aena SME SA (b)	15,537	2,798,543
Sweden — 2.3%
Essity AB Class B	185,380	5,350,891
Switzerland — 7.5%
Adecco Group AG Registered	20,395	1,089,259
Cie Financiere Richemont SA Registered	29,402	2,144,880
Julius Baer Group Ltd.	21,684	877,539
Nestle SA Registered	65,740	6,274,019
Roche Holding AG	14,242	3,925,943
Sonova Holding AG Registered	4,058	803,212
UBS Group AG Registered	170,741	2,072,724
		17,187,576
Thailand — 0.2%
Kasikornbank PCL	78,400	465,154
United Kingdom — 9.3%
Aon PLC	15,168	2,589,179
Aptiv PLC	14,030	1,115,245
Burberry Group PLC	49,624	1,267,425
Compass Group PLC	108,066	2,540,216
Diageo PLC	126,885	5,189,842
Reckitt Benckiser Group PLC	60,780	5,064,654
Whitbread PLC	23,482	1,556,447
WPP PLC	201,881	2,139,220
		21,462,228
United States — 45.6%
3M Co.	17,996	3,739,209
Abbott Laboratories	45,569	3,642,786
American Express Co.	28,279	3,090,895
Amphenol Corp. Class A	13,503	1,275,223
AutoZone, Inc. (a)	682	698,450
The Bank of New York Mellon Corp.	69,386	3,499,136
Cisco Systems, Inc.	42,872	2,314,659
Cognizant Technology Solutions Corp. Class A	36,601	2,651,743
Colgate-Palmolive Co.	38,460	2,636,048
Comcast Corp. Class A	166,288	6,648,194
The Cooper Cos., Inc.	9,483	2,808,580
Coty, Inc. Class A	117,358	1,349,617
eBay, Inc.	53,482	1,986,322
Equifax, Inc.	14,632	1,733,892

The accompanying notes are an integral part of the portfolio of investments.

	Number of Shares	Value
The Goldman Sachs Group, Inc.	10,900	$2,092,691
Harley-Davidson, Inc.	18,985	677,005
Honeywell International, Inc.	34,852	5,538,680
Johnson & Johnson	6,610	924,012
Kansas City Southern	36,948	4,285,229
Kellogg Co.	32,303	1,853,546
Marriott International, Inc. Class A	1,491	186,509
Microchip Technology, Inc.	11,037	915,630
National Oilwell Varco, Inc.	16,551	440,919
NOW, Inc. (a)	9,674	135,049
Omnicom Group, Inc.	15,917	1,161,782
Oracle Corp.	65,677	3,527,512
PayPal Holdings, Inc. (a)	15,794	1,640,049
PPG Industries, Inc.	24,959	2,817,122
Resideo Technologies, Inc. (a)	5,935	114,486
Sally Beauty Holdings, Inc. (a)	30,071	553,607
State Street Corp.	49,399	3,250,948
Stryker Corp.	22,833	4,509,974
Thermo Fisher Scientific, Inc.	26,985	7,386,334
United Parcel Service, Inc. Class B	33,478	3,740,832
United Technologies Corp.	18,469	2,380,469
Visa, Inc. Class A	46,085	7,198,016
The Walt Disney Co.	39,199	4,352,265
Waters Corp. (a)	9,578	2,410,878
Wynn Resorts Ltd.	3,538	422,154
Zimmer Biomet Holdings, Inc.	32,911	4,202,735
		104,793,187
TOTAL COMMON STOCK
(Cost $184,942,289)		228,149,002

TOTAL EQUITIES
(Cost $184,942,289)		228,149,002

TOTAL LONG-TERM INVESTMENTS
(Cost $184,942,289)		228,149,002

	Principal Amount
SHORT-TERM INVESTMENTS — 0.8%
Repurchase Agreement — 0.8%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/29/19, 1.250%, due 4/01/19 (c)	$1,849,576	1,849,576

TOTAL SHORT-TERM INVESTMENTS
(Cost $1,849,576)		1,849,576

TOTAL INVESTMENTS — 100.0%
(Cost $186,791,865) (d)		229,998,578

Other Assets/(Liabilities) — 0.0%		38,655

NET ASSETS — 100.0%		$230,037,233

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2019, these securities amounted to a value of $2,798,543 or 1.22% of net assets.
(c)	Maturity value of $1,849,769. Collateralized by U.S. Government Agency obligations with a rate of 1.750%, maturity date of 5/31/22, and an aggregate market value, including accrued interest, of $1,890,185.
(d)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Growth Allocation Fund – Portfolio of Investments

March 31, 2019 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Equity Funds — 74.8%
MML Blue Chip Growth Fund, Initial Class (a)	3,968,363	$67,303,433
MML Equity Income Fund, Initial Class (a)	6,702,795	74,669,139
MML Equity Index Fund, Class III (a)	2,034,888	64,851,896
MML Focused Equity Fund, Class II (a)	3,740,281	22,553,893
MML Foreign Fund, Initial Class (a)	6,811,157	67,907,238
MML Fundamental Growth Fund, Class II (a)	3,032,008	33,109,531
MML Fundamental Value Fund, Class II (a)	5,032,112	67,832,863
MML Global Fund, Class I (a)	6,219,957	73,208,899
MML Income & Growth Fund, Initial Class (a)	8,098,278	76,771,672
MML International Equity Fund, Class II (a)	6,958,411	67,774,928
MML Large Cap Growth Fund, Initial Class (a)	1,925,781	21,645,783
MML Mid Cap Growth Fund, Initial Class (a)	4,442,531	71,924,581
MML Mid Cap Value Fund, Initial Class (a)	6,580,520	69,687,702
MML Small Cap Growth Equity Fund, Initial Class (a)	963,182	14,824,478
MML Small Company Value Fund, Class II (a)	1,899,003	29,643,434
MML Small/Mid Cap Value Fund, Initial Class (a)	2,033,873	24,142,076
MML Strategic Emerging Markets Fund, Class II (a)	5,211,948	59,416,205
Oppenheimer Discovery Mid Cap Growth Fund/VA, Non-Service Shares (a)	280,746	22,981,838
Oppenheimer Global Fund/VA, Non-Service Shares (a)	789,715	35,055,432
Oppenheimer Global Multi-Alternatives Fund/VA, Non-Service Shares (a)	12,885,252	125,631,208
Oppenheimer International Growth Fund/VA, Non-Service Shares (a)	15,160,211	34,262,076
Oppenheimer Main Street Fund/VA, Non-Service Shares (a)	903,284	27,739,861
		1,152,938,166
Fixed Income Funds — 25.3%
MML Dynamic Bond Fund, Class II (a)	8,460,641	$84,014,164
MML High Yield Fund, Class II (a)	1,211,238	11,700,563
MML Inflation-Protected and Income Fund, Initial Class (a)	5,984,179	60,081,160
MML Managed Bond Fund, Initial Class (a)	9,631,302	119,050,819
MML Short-Duration Bond Fund, Class II (a)	4,109,796	40,070,511
MML Total Return Bond Fund, Class II (a)	7,139,741	74,895,880
		389,813,097
TOTAL MUTUAL FUNDS
(Cost $1,551,371,197)		1,542,751,263

TOTAL LONG-TERM INVESTMENTS
(Cost $1,551,371,197)		1,542,751,263

TOTAL INVESTMENTS — 100.1%
(Cost $1,551,371,197) (b)		1,542,751,263

Other Assets/(Liabilities) — (0.1)%		(951,873)

NET ASSETS — 100.0%		$1,541,799,390

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 4 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Growth & Income Fund – Portfolio of Investments

March 31, 2019 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.2%

COMMON STOCK — 99.2%
Basic Materials — 2.4%
Chemicals — 2.4%
PPG Industries, Inc.	12,574	$1,419,227
The Sherwin-Williams Co.	4,608	1,984,712
		3,403,939
Communications — 10.0%
Internet — 6.2%
Alphabet, Inc. Class A (a)	4,083	4,805,242
Alphabet, Inc. Class C (a)	1,620	1,900,762
Facebook, Inc. Class A (a)	12,804	2,134,299
		8,840,303
Media — 2.6%
Comcast Corp. Class A	71,634	2,863,927
The Walt Disney Co.	7,185	797,751
		3,661,678
Telecommunications — 1.2%
Cisco Systems, Inc.	30,922	1,669,479
		14,171,460
Consumer, Cyclical — 9.3%
Apparel — 2.3%
LVMH Moet Hennessy Louis Vuitton SE	4,633	1,708,558
NIKE, Inc. Class B	17,414	1,466,433
		3,174,991
Retail — 7.0%
Costco Wholesale Corp.	7,072	1,712,414
Dollar General Corp.	8,712	1,039,341
Dollar Tree, Inc. (a)	9,344	981,494
Ross Stores, Inc.	20,229	1,883,320
Starbucks Corp.	31,711	2,357,396
Tractor Supply Co.	20,337	1,988,145
		9,962,110
		13,137,101
Consumer, Non-cyclical — 24.9%
Beverages — 2.5%
Diageo PLC	38,020	1,555,092
Pernod Ricard SA	11,232	2,017,379
		3,572,471
Biotechnology — 0.8%
Biogen, Inc. (a)	4,564	1,078,838
Cosmetics & Personal Care — 2.0%
Colgate-Palmolive Co.	26,367	1,807,194
The Estee Lauder Cos., Inc. Class A	5,884	974,096
		2,781,290
Foods — 3.2%
Danone SA	24,800	$1,912,920
Mondelez International, Inc. Class A	52,380	2,614,809
		4,527,729

	Number of Shares	Value
Health Care – Products — 9.0%
Abbott Laboratories	19,143	1,530,291
Becton Dickinson and Co.	3,950	986,434
Danaher Corp.	26,736	3,529,687
Medtronic PLC	35,865	3,266,584
Thermo Fisher Scientific, Inc.	12,898	3,530,441
		12,843,437
Household Products & Wares — 0.8%
Kimberly-Clark Corp.	9,638	1,194,148
Pharmaceuticals — 6.6%
Elanco Animal Health, Inc. (a)	39,417	1,264,103
Eli Lilly & Co.	14,379	1,865,819
Johnson & Johnson	26,579	3,715,478
McKesson Corp.	9,807	1,148,008
Zoetis, Inc.	13,709	1,380,085
		9,373,493
		35,371,406
Energy — 4.8%
Oil & Gas — 1.6%
EOG Resources, Inc.	24,413	2,323,629
Oil & Gas Services — 1.6%
Core Laboratories NV	8,285	571,085
Schlumberger Ltd.	38,489	1,676,966
		2,248,051
Pipelines — 1.6%
Enterprise Products Partners LP (b)	77,801	2,264,009
		6,835,689
Financial — 21.1%
Banks — 8.1%
Bank of America Corp.	120,264	3,318,084
BB&T Corp.	29,125	1,355,186
The Goldman Sachs Group, Inc.	9,246	1,775,140
JP Morgan Chase & Co.	37,606	3,806,855
Morgan Stanley	29,256	1,234,603
		11,489,868
Diversified Financial Services — 7.9%
Mastercard, Inc. Class A	14,146	3,330,676
Nasdaq, Inc.	23,473	2,053,653
TD Ameritrade Holding Corp.	20,747	1,037,142
Visa, Inc. Class A	30,533	4,768,949
		11,190,420
Insurance — 1.1%
Chubb Ltd.	11,524	1,614,282

The accompanying notes are an integral part of the portfolio of investments.

	Number of Shares	Value
Private Equity — 1.1%
The Blackstone Group LP (b)	43,811	$1,532,071
Real Estate Investment Trusts (REITS) — 2.9%
American Tower Corp.	21,258	4,189,102
		30,015,743
Industrial — 9.6%
Aerospace & Defense — 1.4%
United Technologies Corp.	15,842	2,041,876
Electrical Components & Equipment — 1.1%
AMETEK, Inc.	19,436	1,612,605
Electronics — 3.7%
Fortive Corp.	15,345	1,287,292
Honeywell International, Inc.	17,192	2,732,153
TE Connectivity Ltd.	14,942	1,206,566
		5,226,011
Engineering & Construction — 0.4%
Fluor Corp.	15,564	572,755
Packaging & Containers — 1.2%
Crown Holdings, Inc. (a)	31,788	1,734,671
Transportation — 1.8%
Canadian National Railway Co.	28,123	2,516,446
		13,704,364
Technology — 16.6%
Computers — 7.0%
Accenture PLC Class A	15,648	2,754,361
Amdocs Ltd.	28,568	1,545,815
Apple, Inc.	8,477	1,610,206
Cognizant Technology Solutions Corp. Class A	35,344	2,560,673
DXC Technology Co.	24,427	1,570,900
		10,041,955
Semiconductors — 2.6%
Analog Devices, Inc.	13,043	1,373,037
Texas Instruments, Inc.	21,592	2,290,263
		3,663,300
Software — 7.0%
Adobe, Inc. (a)	7,119	1,897,142
Electronic Arts, Inc. (a)	15,716	1,597,217
Fidelity National Information Services, Inc.	26,669	3,016,264
Microsoft Corp.	19,863	2,342,642
salesforce.com, Inc. (a)	6,854	1,085,468
		9,938,733
		23,643,988
Utilities — 0.5%
Electric — 0.5%
American Electric Power Co., Inc.	8,974	$751,573

TOTAL COMMON STOCK
(Cost $92,420,701)		141,035,263

	Number of Shares	Value
TOTAL EQUITIES
(Cost $92,420,701)		141,035,263

TOTAL LONG-TERM INVESTMENTS
(Cost $92,420,701)		141,035,263

	Principal Amount
SHORT-TERM INVESTMENTS — 0.8%
Repurchase Agreement — 0.8%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/29/19, 1.250%, due 4/01/19 (c)	$1,175,984	1,175,984

TOTAL SHORT-TERM INVESTMENTS
(Cost $1,175,984)		1,175,984

TOTAL INVESTMENTS — 100.0%
(Cost $93,596,685) (d)		142,211,247

Other Assets/(Liabilities) — (0.0)%		(46,339)

NET ASSETS — 100.0%		$142,164,908

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Security is a Master Limited Partnership.
(c)	Maturity value of $1,176,106. Collateralized by U.S. Government Agency obligations with a rate of 2.375%, maturity date of 3/15/22, and an aggregate market value, including accrued interest, of $1,202,797.
(d)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Income & Growth Fund – Portfolio of Investments

March 31, 2019 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.2%

COMMON STOCK — 98.2%
Basic Materials — 5.9%
Chemicals — 5.9%
Air Products & Chemicals, Inc.	14,205	$2,712,587
DowDuPont, Inc.	113,525	6,052,018
Linde PLC	38,603	6,791,426
LyondellBasell Industries NV Class A	13,743	1,155,511
		16,711,542
		16,711,542
Communications — 4.2%
Internet — 0.8%
eBay, Inc.	59,519	2,210,536
Media — 1.0%
Comcast Corp. Class A	66,209	2,647,036
Telecommunications — 2.4%
AT&T, Inc.	90,982	2,853,195
Verizon Communications, Inc.	66,912	3,956,507
		6,809,702
		11,667,274
Consumer, Cyclical — 9.8%
Airlines — 0.5%
Southwest Airlines Co.	25,790	1,338,759
Food Services — 0.7%
Aramark	65,192	1,926,423
Home Builders — 0.5%
Lennar Corp. Class A	27,364	1,343,299
Home Furnishing — 0.6%
Whirlpool Corp.	12,376	1,644,647
Leisure Time — 1.6%
Norwegian Cruise Line Holdings Ltd. (a)	41,003	2,253,525
Royal Caribbean Cruises Ltd.	19,585	2,244,832
		4,498,357
Lodging — 0.7%
MGM Resorts International	79,383	2,036,968
Retail — 5.2%
Advance Auto Parts, Inc.	12,474	2,127,191
Dollar General Corp.	23,090	2,754,637
Lowe’s Cos., Inc.	55,551	6,081,168
Target Corp.	48,052	3,856,654
		14,819,650
		27,608,103
Consumer, Non-cyclical — 14.6%
Agriculture — 1.5%
Philip Morris International, Inc.	48,560	4,292,218
Beverages — 0.8%
Coca-Cola European Partners PLC (a)	42,256	$2,186,325
Commercial Services — 1.1%
AMERCO	4,677	1,737,552
Nielsen Holdings PLC	55,800	1,320,786
		3,058,338

	Number of Shares	Value
Health Care – Products — 0.9%
Medtronic PLC	27,412	2,496,685
Health Care – Services — 2.2%
Anthem, Inc.	11,378	3,265,259
UnitedHealth Group, Inc.	12,105	2,993,082
		6,258,341
Pharmaceuticals — 8.1%
Cardinal Health, Inc.	38,818	1,869,087
CVS Health Corp.	80,780	4,356,465
Johnson & Johnson	24,398	3,410,596
Merck & Co., Inc.	17,952	1,493,068
Pfizer, Inc.	153,069	6,500,841
Sanofi ADR	100,899	4,467,808
Teva Pharmaceutical Industries Ltd. Sponsored ADR (a)	41,918	657,274
		22,755,139
		41,047,046
Energy — 13.4%
Oil & Gas — 12.2%
BP PLC Sponsored ADR	144,771	6,329,388
Chevron Corp.	17,167	2,114,631
ConocoPhillips	62,863	4,195,476
EOG Resources, Inc.	14,918	1,419,895
Hess Corp.	39,817	2,398,178
Kosmos Energy Ltd.	234,216	1,459,166
Occidental Petroleum Corp.	52,828	3,497,213
Parsley Energy, Inc. Class A (a)	78,759	1,520,049
Phillips 66	66,304	6,310,152
Valero Energy Corp.	42,171	3,577,366
Vermilion Energy, Inc. (b)	56,911	1,405,702
		34,227,216
Oil & Gas Services — 1.2%
Schlumberger Ltd.	80,755	3,518,496
		37,745,712
Financial — 22.7%
Banks — 11.2%
Bank of America Corp.	128,029	3,532,320
The Bank of New York Mellon Corp.	44,246	2,231,326
JP Morgan Chase & Co.	72,449	7,334,012
State Street Corp.	85,883	5,651,960
US Bancorp	128,927	6,212,992

The accompanying notes are an integral part of the portfolio of investments.

	Number of Shares	Value
Wells Fargo & Co.	136,362	$6,589,012
		31,551,622
Diversified Financial Services — 4.2%
American Express Co.	59,130	6,462,909
E*TRADE Financial Corp.	42,128	1,956,003
Navient Corp.	89,747	1,038,373
SLM Corp.	243,795	2,416,008
		11,873,293
Insurance — 3.7%
Berkshire Hathaway, Inc. Class B (a)	11,427	2,295,570
Chubb Ltd.	29,910	4,189,793
Fidelity National Financial, Inc.	35,992	1,315,508
Willis Towers Watson PLC	14,445	2,537,264
		10,338,135
Real Estate Investment Trusts (REITS) — 3.0%
HCP, Inc.	136,793	4,281,621
Liberty Property Trust	38,523	1,865,284
MGM Growth Properties LLC Class A	69,805	2,251,211
		8,398,116
Savings & Loans — 0.6%
New York Community Bancorp, Inc.	134,322	1,554,106
		63,715,272
Industrial — 11.8%
Aerospace & Defense — 3.2%
Spirit AeroSystems Holdings, Inc. Class A	26,810	2,453,919
United Technologies Corp.	51,021	6,576,097
		9,030,016
Building Materials — 2.6%
Johnson Controls International PLC	165,211	6,102,894
Owens Corning	27,163	1,279,921
		7,382,815
Engineering & Construction — 0.6%
Jacobs Engineering Group, Inc.	21,616	1,625,307
Hand & Machine Tools — 2.3%
Stanley Black & Decker, Inc.	48,636	6,622,764
Machinery – Diversified — 0.6%
Wabtec Corp.	22,840	1,683,765
Miscellaneous – Manufacturing — 2.5%
General Electric Co.	693,489	6,927,955
		33,272,622
Technology — 8.6%
Computers — 1.2%
International Business Machines Corp.	23,440	3,307,384
Semiconductors — 4.7%
Broadcom, Inc.	8,623	2,593,022
Marvell Technology Group Ltd.	116,593	$2,319,035
Microchip Technology, Inc.	21,528	1,785,963
QUALCOMM, Inc.	77,612	4,426,212
Texas Instruments, Inc.	20,000	2,121,400
		13,245,632
Software — 2.7%
Microsoft Corp.	20,976	2,473,909
Oracle Corp.	97,374	5,229,958
		7,703,867
		24,256,883

	Number of Shares	Value
Utilities — 7.2%
Electric — 7.2%
Dominion Energy, Inc.	99,862	7,655,421
Entergy Corp.	53,017	5,070,016
Exelon Corp.	150,790	7,559,102
		20,284,539

TOTAL COMMON STOCK
(Cost $270,182,913)		276,308,993

TOTAL EQUITIES
(Cost $270,182,913)		276,308,993

MUTUAL FUNDS — 0.1%
Diversified Financial Services — 0.1%
State Street Navigator Securities Lending Prime Portfolio (c)	252,500	252,500

TOTAL MUTUAL FUNDS
(Cost $252,500)		252,500

TOTAL LONG-TERM INVESTMENTS
(Cost $270,435,413)		276,561,493

	Principal Amount
SHORT-TERM INVESTMENTS — 1.4%
Repurchase Agreement — 1.4%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/29/19, 1.250%, due 4/01/19 (d)	$3,893,476	3,893,476

TOTAL SHORT-TERM INVESTMENTS
(Cost $3,893,476)		3,893,476

TOTAL INVESTMENTS — 99.7%
(Cost $274,328,889) (e)		280,454,969

Other Assets/(Liabilities) — 0.3%		743,440

NET ASSETS — 100.0%		$281,198,409

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.

(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2019, was $247,000 or 0.09% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).

(c)	Represents investment of security lending collateral. (Note 2).

(d)	Maturity value of $3,893,882. Collateralized by U.S. Government Agency obligations with rates ranging from 1.875% – 2.375%, maturity dates ranging from 3/15/22 – 4/30/22, and an aggregate market value, including accrued interest, of $3,973,699.

(e)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML International Equity Fund – Portfolio of Investments

March 31, 2019 (Unaudited)

	Number of Shares	Value
EQUITIES — 97.0%

COMMON STOCK — 97.0%
Australia — 2.2%
AMP Ltd.	832,394	$1,247,241
Brambles Ltd.	38,000	318,251
Orica Ltd.	175,667	2,206,512
		3,772,004
Canada — 1.6%
Alimentation Couche-Tard, Inc. Class B	8,000	471,254
Cenovus Energy, Inc.	277,815	2,411,534
		2,882,788
Cayman Islands — 1.1%
Baidu, Inc. Sponsored ADR (a)	11,985	1,975,727
France — 11.0%
Accor SA	79,200	3,209,827
BNP Paribas SA	156,850	7,517,429
Bureau Veritas SA	72,000	1,691,971
Danone SA	13,291	1,025,186
Publicis Groupe SA	59,502	3,191,909
Valeo SA	97,210	2,830,162
		19,466,484
Germany — 16.3%
Allianz SE Registered	19,390	4,312,706
Bayer AG Registered	78,494	5,072,946
Bayerische Motoren Werke AG	65,550	5,054,944
Continental AG	35,080	5,280,688
Daimler AG Registered	110,303	6,463,972
thyssenkrupp AG	190,200	2,612,915
		28,798,171
India — 0.6%
Axis Bank Ltd. (a)	85,942	960,098
Indonesia — 1.3%
Bank Mandiri Persero Tbk PT	4,354,500	2,280,704
Ireland — 3.4%
Ryanair Holdings PLC Sponsored ADR (a)	53,410	4,002,546
Willis Towers Watson PLC	11,679	2,051,416
		6,053,962
Italy — 3.4%
Intesa Sanpaolo SpA	2,463,000	6,002,271
Japan — 5.0%
Komatsu Ltd.	144,100	3,369,954
Olympus Corp.	142,100	1,545,167
Omron Corp. (b)	19,200	903,232
Toyota Motor Corp.	52,200	3,061,815
		8,880,168
Mexico — 0.8%
Grupo Televisa SAB Sponsored ADR	132,800	$1,468,768
Netherlands — 7.5%
Akzo Nobel NV	11,520	1,021,812
ASML Holding NV	15,250	2,865,836
CNH Industrial NV	525,408	5,358,023
EXOR NV	61,400	3,988,572
		13,234,243

	Number of Shares	Value
Republic of Korea — 2.8%
NAVER Corp.	20,795	2,275,014
Samsung Electronics Co. Ltd.	68,550	2,695,699
		4,970,713
South Africa — 2.1%
Naspers Ltd.	16,170	3,741,452
Sweden — 6.6%
Hennes & Mauritz AB Class B	350,118	5,838,343
SKF AB Class B	139,300	2,315,260
Volvo AB Class B	224,670	3,473,094
		11,626,697
Switzerland — 8.6%
Cie Financiere Richemont SA Registered	39,140	2,855,269
Credit Suisse Group AG Registered	531,623	6,206,015
Kuehne & Nagel International AG Registered	14,805	2,033,076
LafargeHolcim Ltd. Registered	64,090	3,171,146
Nestle SA Registered	10,030	957,232
		15,222,738
Taiwan — 1.2%
Taiwan Semiconductor Manufacturing Co. Ltd.	266,000	2,127,983
United Kingdom — 21.5%
Ashtead Group PLC	127,674	3,084,415
Diageo PLC	19,200	785,317
Experian PLC	19,700	533,783
Ferguson PLC	33,833	2,159,202
G4S PLC	602,800	1,445,077
Glencore PLC	1,186,100	4,933,097
Liberty Global PLC Series A (a)	77,500	1,931,300
Liberty Global PLC Series C (a)	86,600	2,096,586
Lloyds Banking Group PLC	6,517,900	5,287,190
Meggitt PLC	82,438	540,513
Reckitt Benckiser Group PLC	23,700	1,974,865
Rolls-Royce Holdings PLC	151,300	1,787,076
Royal Bank of Scotland Group PLC	955,700	3,082,894
Schroders PLC	109,100	3,840,992
Smiths Group PLC	86,200	1,613,068

The accompanying notes are an integral part of the portfolio of investments.

	Number of Shares	Value
WPP PLC	274,000	$2,903,425
		37,998,800

TOTAL COMMON STOCK
(Cost $188,442,862)		171,463,771

TOTAL EQUITIES
(Cost $188,442,862)		171,463,771

MUTUAL FUNDS — 0.1%
United States — 0.1%
State Street Navigator Securities Lending Prime Portfolio (c)	230,770	230,770

TOTAL MUTUAL FUNDS
(Cost $230,770)		230,770

TOTAL LONG-TERM INVESTMENTS
(Cost $188,673,632)		171,694,541

	Principal Amount
SHORT-TERM INVESTMENTS — 2.4%
Repurchase Agreement — 2.4%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/29/19, 1.250%, due 4/01/19 (d)	$4,196,450	4,196,450

TOTAL SHORT-TERM INVESTMENTS
(Cost $4,196,450)		4,196,450

TOTAL INVESTMENTS — 99.5%
(Cost $192,870,082) (e)		175,890,991

Other Assets/(Liabilities) — 0.5%		846,964

NET ASSETS — 100.0%		$176,737,955

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.

(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2019, was $219,674 or 0.12% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).

(c)	Represents investment of security lending collateral. (Note 2).

(d)	Maturity value of $4,196,887. Collateralized by U.S. Government Agency obligations with a rate of 0.125%, maturity date of 4/15/22, and an aggregate market value, including accrued interest, of $4,285,331.

(e)	See Note 3 for aggregate cost for federal tax purposes.

Forward contracts at March 31, 2019:

		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
Contract to Buy
CHF	224,000	State Street Bank and Trust Co.	6/19/19	$233,069	$(6,453)

Contract to Deliver
CHF	3,135,000	State Street Bank and Trust Co.	6/19/19	3,318,198	146,578

Currency Legend

CHF	Swiss Franc

The accompanying notes are an integral part of the portfolio of investments.

MML Large Cap Growth Fund – Portfolio of Investments

March 31, 2019 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.4%

COMMON STOCK — 99.4%
Communications — 29.0%
Internet — 24.0%
Alibaba Group Holding Ltd. Sponsored ADR (a)	32,345	$5,901,345
Alphabet, Inc. Class A (a)	2,519	2,964,586
Alphabet, Inc. Class C (a)	2,525	2,962,608
Amazon.com, Inc. (a)	3,797	6,761,508
Facebook, Inc. Class A (a)	33,300	5,550,777
		24,140,824
Media — 1.9%
FactSet Research Systems, Inc.	7,578	1,881,390
Telecommunications — 3.1%
Cisco Systems, Inc.	58,736	3,171,156
		29,193,370
Consumer, Cyclical — 6.7%
Retail — 6.7%
Starbucks Corp.	44,519	3,309,542
Yum China Holdings, Inc.	33,793	1,517,644
Yum! Brands, Inc.	18,564	1,852,873
		6,680,059
Consumer, Non-cyclical — 27.0%
Beverages — 5.5%
The Coca-Cola Co.	50,558	2,369,148
Monster Beverage Corp. (a)	57,045	3,113,516
		5,482,664
Biotechnology — 5.1%
Amgen, Inc.	8,725	1,657,575
Regeneron Pharmaceuticals, Inc. (a)	8,396	3,447,566
		5,105,141
Commercial Services — 1.0%
Automatic Data Processing, Inc.	6,335	1,011,953
Cosmetics & Personal Care — 5.1%
Colgate-Palmolive Co.	29,542	2,024,808
The Procter & Gamble Co.	29,674	3,087,580
		5,112,388
Foods — 2.6%
Danone SA Sponsored ADR	172,607	2,656,422
Health Care – Products — 1.9%
Varian Medical Systems, Inc. (a)	13,711	1,943,123
Pharmaceuticals — 5.8%
Merck & Co., Inc.	14,922	1,241,063
Novartis AG Sponsored ADR	18,564	1,784,743
Novo Nordisk A/S Sponsored ADR	54,360	2,843,571
		5,869,377
		27,181,068
Energy — 1.8%
Oil & Gas Services — 1.8%
Schlumberger Ltd.	41,205	$1,795,302

	Number of Shares	Value
Financial — 9.7%
Diversified Financial Services — 9.7%
American Express Co.	10,096	1,103,493
SEI Investments Co.	39,495	2,063,614
Visa, Inc. Class A	42,118	6,578,410
		9,745,517
Industrial — 5.5%
Machinery – Diversified — 2.6%
Deere & Co.	16,425	2,625,372
Transportation — 2.9%
Expeditors International of Washington, Inc.	38,082	2,890,424
		5,515,796
Technology — 19.7%
Semiconductors — 4.9%
NVIDIA Corp.	13,997	2,513,301
QUALCOMM, Inc.	43,051	2,455,199
		4,968,500
Software — 14.8%
Autodesk, Inc. (a)	27,372	4,265,105
Cerner Corp. (a)	35,537	2,033,072
Microsoft Corp.	29,137	3,436,418
Oracle Corp.	95,410	5,124,471
		14,859,066
		19,827,566

TOTAL COMMON STOCK
(Cost $68,992,205)		99,938,678

TOTAL EQUITIES
(Cost $68,992,205)		99,938,678

TOTAL LONG-TERM INVESTMENTS
(Cost $68,992,205)		99,938,678

	Principal Amount
SHORT-TERM INVESTMENTS — 0.6%
Repurchase Agreement — 0.6%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/29/19, 1.250%, due 4/01/19 (b)	$628,619	628,619

TOTAL SHORT-TERM INVESTMENTS
(Cost $628,619)		628,619

The accompanying notes are an integral part of the portfolio of investments.

Value
TOTAL INVESTMENTS — 100.0%
(Cost $69,620,824) (c)	$100,567,297

Other Assets/(Liabilities) — (0.0)%	(35,251)

NET ASSETS — 100.0%	$100,532,046

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.

(b)	Maturity value of $628,685. Collateralized by U.S. Government Agency obligations with a rate of 2.375%, maturity date of 3/15/22, and an aggregate market value, including accrued interest, of $644,176.

(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Volatility Fund – Portfolio of Investments

March 31, 2019 (Unaudited)

	Number of Shares	Value
EQUITIES — 100.2%

COMMON STOCK — 100.2%
Basic Materials — 2.1%
Chemicals — 1.8%
Air Products & Chemicals, Inc. (a)	1,426	$272,309
Albemarle Corp. (a)	707	57,960
Celanese Corp. (a)	819	80,762
CF Industries Holdings, Inc. (a)	1,446	59,112
DowDuPont, Inc. (a)	14,604	778,539
Eastman Chemical Co. (a)	897	68,064
FMC Corp. (a)	846	64,990
International Flavors & Fragrances, Inc. (a)	678	87,320
Linde PLC (a)	3,571	628,246
LyondellBasell Industries NV Class A (a)	2,020	169,842
The Mosaic Co. (a)	2,471	67,483
PPG Industries, Inc. (a)	1,521	171,675
The Sherwin-Williams Co. (a)	534	229,999
		2,736,301
Forest Products & Paper — 0.1%
International Paper Co. (a)	2,513	116,276
Iron & Steel — 0.1%
Nucor Corp. (a)	1,983	115,708
Mining — 0.1%
Freeport-McMoRan, Inc. (a)	9,016	116,216
Newmont Mining Corp. (a)	3,592	128,486
		244,702
		3,212,987
Communications — 15.1%
Advertising — 0.1%
The Interpublic Group of Cos., Inc. (a)	2,339	49,143
Omnicom Group, Inc. (a)	1,396	101,894
		151,037
Internet — 9.3%
Alphabet, Inc. Class A (a) (b)	1,954	2,299,643
Alphabet, Inc. Class C (a) (b)	1,993	2,338,407
Amazon.com, Inc. (a) (b)	2,683	4,777,752
Booking Holdings, Inc. (a) (b)	292	509,514
eBay, Inc. (a)	5,530	205,384
Expedia Group, Inc. (a)	795	94,605
F5 Networks, Inc. (a) (b)	369	57,907
Facebook, Inc. Class A (a) (b)	15,542	2,590,696
Netflix, Inc. (a) (b)	2,818	1,004,786
Symantec Corp. (a)	4,025	92,535
TripAdvisor, Inc. (a) (b)	678	34,883
Twitter, Inc. (a) (b)	4,640	152,563
VeriSign, Inc. (a) (b)	667	$121,101
		14,279,776

	Number of Shares	Value
Media — 2.3%
CBS Corp. Class B (a)	2,243	106,610
Charter Communications, Inc. Class A (a) (b)	1,132	392,702
Comcast Corp. Class A (a)	29,335	1,172,813
Discovery, Inc. Class A (a) (b)	1,098	29,668
Discovery, Inc. Class C (a) (b)	2,410	61,262
DISH Network Corp. Class A (a) (b)	1,613	51,116
Fox Corp. Class A (a) (b)	2,249	82,561
Fox Corp. Class B (a) (b)	1,084	38,894
News Corp. Class A (a)	2,786	34,658
News Corp. Class B (a)	778	9,717
Viacom, Inc. Class B (a)	2,184	61,305
The Walt Disney Co. (a)	12,967	1,439,679
		3,480,985
Telecommunications — 3.4%
Arista Networks, Inc. (a) (b)	353	111,004
AT&T, Inc. (a)	47,467	1,488,565
CenturyLink, Inc. (a)	6,378	76,472
Cisco Systems, Inc. (a)	28,645	1,546,544
Corning, Inc. (a)	5,049	167,122
Juniper Networks, Inc. (a)	2,245	59,425
Motorola Solutions, Inc. (a)	1,038	145,756
Verizon Communications, Inc. (a)	26,722	1,580,072
		5,174,960
		23,086,758
Consumer, Cyclical — 8.4%
Airlines — 0.4%
Alaska Air Group, Inc. (a)	869	48,768
American Airlines Group, Inc. (a)	2,758	87,594
Delta Air Lines, Inc. (a)	3,952	204,121
Southwest Airlines Co. (a)	3,181	165,126
United Continental Holdings, Inc. (a) (b)	1,531	122,143
		627,752
Apparel — 0.7%
Capri Holdings Ltd. (a) (b)	1,057	48,358
Hanesbrands, Inc. (a)	2,536	45,344
NIKE, Inc. Class B (a)	8,183	689,090
PVH Corp. (a)	482	58,780
Ralph Lauren Corp. (a)	318	41,238
Under Armour, Inc. Class A (a) (b)	1,341	28,349
Under Armour, Inc. Class C (a) (b)	1,292	24,380
VF Corp. (a)	2,080	180,773
		1,116,312
Auto Manufacturers — 0.5%
Ford Motor Co. (a)	25,072	220,132

The accompanying notes are an integral part of the portfolio of investments.

	Number of Shares	Value
General Motors Co. (a)	8,349	$309,748
PACCAR, Inc. (a)	2,352	160,265
		690,145
Auto Parts & Equipment — 0.1%
Aptiv PLC (a)	1,749	139,028
BorgWarner, Inc. (a)	1,381	53,044
		192,072
Distribution & Wholesale — 0.2%
Copart, Inc. (a) (b)	1,421	86,098
Fastenal Co. (a)	1,793	115,308
LKQ Corp. (a) (b)	2,179	61,840
W.W. Grainger, Inc. (a)	305	91,784
		355,030
Home Builders — 0.2%
D.R. Horton, Inc. (a)	2,212	91,533
Lennar Corp. Class A (a)	1,747	85,760
PulteGroup, Inc. (a)	1,867	52,201
		229,494
Home Furnishing — 0.1%
Leggett & Platt, Inc. (a)	920	38,843
Whirlpool Corp. (a)	388	51,561
		90,404
Housewares — 0.0%
Newell Brands, Inc. (a)	2,884	44,240
Leisure Time — 0.2%
Carnival Corp. (a)	2,534	128,524
Harley-Davidson, Inc. (a)	1,169	41,687
Norwegian Cruise Line Holdings Ltd. (a) (b)	1,454	79,912
Royal Caribbean Cruises Ltd. (a)	1,152	132,042
		382,165
Lodging — 0.4%
Hilton Worldwide Holdings, Inc. (a)	1,877	155,998
Marriott International, Inc. Class A (a)	1,802	225,412
MGM Resorts International (a)	3,144	80,675
Wynn Resorts Ltd. (a)	663	79,109
		541,194

	Number of Shares	Value
Retail — 5.5%
Advance Auto Parts, Inc. (a)	484	82,537
AutoZone, Inc. (a) (b)	164	167,956
Best Buy Co., Inc. (a)	1,452	103,179
CarMax, Inc. (a) (b)	1,171	81,736
Chipotle Mexican Grill, Inc. (a) (b)	157	111,519
Costco Wholesale Corp. (a)	2,825	684,045
Darden Restaurants, Inc. (a)	826	100,334
Dollar General Corp. (a)	1,693	201,975
Dollar Tree, Inc. (a) (b)	1,479	155,354
Foot Locker, Inc. (a)	695	42,117
The Gap, Inc. (a)	1,532	40,108
Genuine Parts Co. (a)	977	$109,453
The Home Depot, Inc. (a)	7,287	1,398,302
Kohl’s Corp. (a)	1,089	74,891
L Brands, Inc. (a)	1,502	41,425
Lowe’s Cos., Inc. (a)	5,165	565,413
Macy’s, Inc. (a)	2,157	51,833
McDonald’s Corp. (a)	4,993	948,171
Nordstrom, Inc. (a)	827	36,702
O’Reilly Automotive, Inc. (a) (b)	525	203,857
Ross Stores, Inc. (a)	2,333	217,202
Starbucks Corp. (a)	8,023	596,430
Tapestry, Inc. (a)	1,737	56,435
Target Corp. (a)	3,388	271,921
Tiffany & Co. (a)	719	75,890
The TJX Cos., Inc. (a)	8,065	429,139
Tractor Supply Co. (a)	753	73,613
Ulta Salon Cosmetics & Fragrance, Inc. (a) (b)	378	131,820
Walgreens Boots Alliance, Inc. (a)	5,292	334,825
Walmart, Inc. (a)	9,217	898,934
Yum! Brands, Inc. (a)	1,999	199,520
		8,486,636
Textiles — 0.0%
Mohawk Industries, Inc. (a) (b)	367	46,297
Toys, Games & Hobbies — 0.1%
Hasbro, Inc. (a)	802	68,186
Mattel, Inc. (a) (b)	2,425	31,525
		99,711
		12,901,452
Consumer, Non-cyclical — 22.5%
Agriculture — 1.1%
Altria Group, Inc. (a)	12,125	696,339
Archer-Daniels-Midland Co. (a)	3,782	163,118
Philip Morris International, Inc. (a)	10,042	887,612
		1,747,069
Beverages — 1.8%
Brown-Forman Corp. Class B (a)	1,119	59,061
The Coca-Cola Co. (a)	25,128	1,177,498
Constellation Brands, Inc. Class A (a)	1,085	190,233
Molson Coors Brewing Co. Class B (a)	1,170	69,790
Monster Beverage Corp. (a) (b)	2,528	137,978
PepsiCo, Inc. (a)	9,145	1,120,720
		2,755,280
Biotechnology — 2.0%
Alexion Pharmaceuticals, Inc. (a) (b)	1,428	193,037
Amgen, Inc. (a)	4,057	770,749
Biogen, Inc. (a) (b)	1,299	307,058
Celgene Corp. (a) (b)	4,509	425,379
Gilead Sciences, Inc. (a)	8,347	542,639

The accompanying notes are an integral part of the portfolio of investments.

	Number of Shares	Value
Illumina, Inc. (a) (b)	945	$293,602
Incyte Corp. (a) (b)	1,122	96,503
Regeneron Pharmaceuticals, Inc. (a) (b)	499	204,899
Vertex Pharmaceuticals, Inc. (a) (b)	1,680	309,036
		3,142,902
Commercial Services — 2.2%
Automatic Data Processing, Inc. (a)	2,821	450,626
Cintas Corp. (a)	578	116,820
Ecolab, Inc. (a)	1,644	290,232
Equifax, Inc. (a)	766	90,771
FleetCor Technologies, Inc. (a) (b)	597	147,214
Gartner, Inc. (a) (b)	606	91,918
Global Payments, Inc. (a)	1,059	144,575
H&R Block, Inc. (a)	1,471	35,216
IHS Markit Ltd. (a) (b)	2,294	124,748
Moody’s Corp. (a)	1,064	192,680
Nielsen Holdings PLC (a)	2,358	55,814
PayPal Holdings, Inc. (a) (b)	7,617	790,949
Quanta Services, Inc. (a)	1,053	39,740
Robert Half International, Inc. (a)	727	47,371
Rollins, Inc. (a)	1,057	43,992
S&P Global, Inc. (a)	1,612	339,407
Total System Services, Inc. (a)	1,057	100,426
United Rentals, Inc. (a) (b)	545	62,266
Verisk Analytics, Inc. (a)	1,038	138,054
		3,302,819
Cosmetics & Personal Care — 1.5%
Colgate-Palmolive Co. (a)	5,516	378,067
Coty, Inc. Class A	3,329	38,283
The Estee Lauder Cos., Inc. Class A (a)	1,447	239,551
The Procter & Gamble Co. (a)	16,267	1,692,581
		2,348,482
Foods — 1.3%
Campbell Soup Co. (a)	1,341	51,132
Conagra Brands, Inc. (a)	3,248	90,100
General Mills, Inc. (a)	3,793	196,288
The Hershey Co. (a)	933	107,136
Hormel Foods Corp. (a)	1,910	85,492
The J.M. Smucker Co. (a)	684	79,686
Kellogg Co. (a)	1,555	89,226
The Kraft Heinz Co. (a)	3,972	129,686
The Kroger Co. (a)	5,073	124,796
Lamb Weston Holdings, Inc. (a)	985	73,816
McCormick & Co., Inc. (a)	767	115,533
Mondelez International, Inc. Class A (a)	9,365	467,501
Sysco Corp. (a)	3,036	202,683
Tyson Foods, Inc. Class A (a)	1,864	129,417
		1,942,492

	Number of Shares	Value
Health Care – Products — 4.0%
Abbott Laboratories (a)	11,383	$909,957
ABIOMED, Inc. (a) (b)	297	84,820
Align Technology, Inc. (a) (b)	474	134,773
Baxter International, Inc. (a)	3,179	258,485
Becton Dickinson and Co. (a)	1,733	432,782
Boston Scientific Corp. (a) (b)	8,891	341,237
The Cooper Cos., Inc. (a)	308	91,220
Danaher Corp. (a)	4,109	542,470
DENTSPLY SIRONA, Inc. (a)	1,476	73,195
Edwards Lifesciences Corp. (a) (b)	1,377	263,461
Henry Schein, Inc. (a) (b)	927	55,722
Hologic, Inc. (a) (b)	1,796	86,926
IDEXX Laboratories, Inc. (a) (b)	579	129,464
Intuitive Surgical, Inc. (a) (b)	736	419,947
Medtronic PLC (a)	8,703	792,669
ResMed, Inc. (a)	943	98,044
Stryker Corp. (a)	2,004	395,830
Teleflex, Inc. (a)	289	87,324
Thermo Fisher Scientific, Inc. (a)	2,607	713,588
Varian Medical Systems, Inc. (a) (b)	573	81,206
Zimmer Biomet Holdings, Inc. (a)	1,303	166,393
		6,159,513
Health Care – Services — 2.1%
Anthem, Inc. (a)	1,672	479,830
Centene Corp. (a) (b)	2,611	138,644
DaVita, Inc. (a) (b)	807	43,812
HCA Healthcare, Inc. (a)	1,760	229,469
Humana, Inc. (a)	892	237,272
IQVIA Holdings, Inc. (a) (b)	1,069	153,776
Laboratory Corp. of America Holdings (a) (b)	671	102,650
Quest Diagnostics, Inc. (a)	833	74,903
UnitedHealth Group, Inc. (a)	6,250	1,545,375
Universal Health Services, Inc. Class B (a)	562	75,179
WellCare Health Plans, Inc. (a) (b)	314	84,701
		3,165,611
Household Products & Wares — 0.4%
Avery Dennison Corp. (a)	524	59,212
Church & Dwight Co., Inc. (a)	1,640	116,817
The Clorox Co. (a)	851	136,552
Kimberly-Clark Corp. (a)	2,270	281,253
		593,834
Pharmaceuticals — 6.1%
AbbVie, Inc. (a)	9,596	773,342
Allergan PLC (a)	2,036	298,091
AmerisourceBergen Corp. (a)	1,061	84,371
Bristol-Myers Squibb Co. (a)	10,526	502,195
Cardinal Health, Inc. (a)	1,873	90,185
Cigna Corp. (a) (b)	2,456	394,974

The accompanying notes are an integral part of the portfolio of investments.

	Number of Shares	Value
CVS Health Corp. (a)	8,337	$449,614
Eli Lilly & Co. (a)	6,002	778,819
Johnson & Johnson (a)	17,372	2,428,432
McKesson Corp. (a)	1,243	145,506
Merck & Co., Inc. (a)	16,857	1,401,997
Mylan NV (a) (b)	3,316	93,975
Nektar Therapeutics (a) (b)	1,135	38,136
Perrigo Co. PLC (a)	708	34,097
Pfizer, Inc. (a)	36,147	1,535,163
Zoetis, Inc. (a)	3,165	318,621
		9,367,518
		34,525,520
Energy — 5.4%
Oil & Gas — 4.5%
Anadarko Petroleum Corp. (a)	3,151	143,307
Apache Corp. (a)	2,363	81,902
Cabot Oil & Gas Corp. (a)	2,902	75,742
Chevron Corp. (a)	12,370	1,523,737
Cimarex Energy Co. (a)	665	46,483
Concho Resources, Inc. (a)	1,304	144,692
ConocoPhillips (a)	7,432	496,012
Devon Energy Corp. (a)	3,101	97,867
Diamondback Energy, Inc. (a)	1,035	105,083
EOG Resources, Inc. (a)	3,701	352,261
Exxon Mobil Corp. (a)	27,582	2,228,626
Helmerich & Payne, Inc. (a)	778	43,226
Hess Corp. (a)	1,660	99,982
HollyFrontier Corp. (a)	1,080	53,212
Marathon Oil Corp. (a)	5,539	92,557
Marathon Petroleum Corp. (a)	4,345	260,048
Noble Energy, Inc. (a)	3,176	78,542
Occidental Petroleum Corp. (a)	4,938	326,896
Phillips 66 (a)	2,705	257,435
Pioneer Natural Resources Co. (a)	1,072	163,244
Valero Energy Corp. (a)	2,763	234,385
		6,905,239
Oil & Gas Services — 0.5%
Baker Hughes a GE Co. (a)	3,470	96,188
Halliburton Co. (a)	5,550	162,615
National Oilwell Varco, Inc. (a)	2,366	63,030
Schlumberger Ltd. (a)	8,866	386,292
TechnipFMC PLC (a)	2,800	65,856
		773,981
Pipelines — 0.4%
Kinder Morgan, Inc. (a)	12,048	241,080
ONEOK, Inc. (a)	2,603	181,794
The Williams Cos., Inc. (a)	7,898	226,831
		649,705
		8,328,925

	Number of Shares	Value
Financial — 17.5%
Banks — 6.2%
Bank of America Corp. (a)	58,477	$1,613,380
The Bank of New York Mellon Corp. (a)	5,694	287,148
BB&T Corp. (a)	4,948	230,230
Citigroup, Inc. (a)	15,284	950,970
Citizens Financial Group, Inc. (a)	3,174	103,155
Comerica, Inc. (a)	1,072	78,599
Fifth Third Bancorp (a)	4,081	102,923
First Republic Bank (a)	1,024	102,871
The Goldman Sachs Group, Inc. (a)	2,224	426,986
Huntington Bancshares, Inc. (a)	7,076	89,724
JP Morgan Chase & Co. (a)	21,339	2,160,147
KeyCorp (a)	6,407	100,910
M&T Bank Corp. (a)	893	140,219
Morgan Stanley (a)	8,333	351,653
Northern Trust Corp. (a)	1,414	127,840
The PNC Financial Services Group, Inc. (a)	2,935	360,007
Regions Financial Corp. (a)	6,872	97,239
State Street Corp. (a)	2,467	162,353
SunTrust Banks, Inc. (a)	2,903	172,003
SVB Financial Group (a) (b)	338	75,158
US Bancorp (a)	9,832	473,804
Wells Fargo & Co. (a)	26,658	1,288,115
Zions Bancorp NA (a)	1,090	49,497
		9,544,931
Diversified Financial Services — 4.2%
Affiliated Managers Group, Inc. (a)	335	35,882
Alliance Data Systems Corp. (a)	308	53,894
American Express Co. (a)	4,530	495,129
Ameriprise Financial, Inc. (a)	850	108,885
BlackRock, Inc. (a)	802	342,751
Capital One Financial Corp. (a)	3,000	245,070
Cboe Global Markets, Inc. (a)	700	66,808
The Charles Schwab Corp. (a)	7,742	331,048
CME Group, Inc. (a)	2,312	380,509
Discover Financial Services (a)	2,179	155,058
E*TRADE Financial Corp. (a)	1,701	78,978
Franklin Resources, Inc. (a)	1,987	65,849
Intercontinental Exchange, Inc. (a)	3,658	278,520
Invesco Ltd. (a)	2,841	54,860
Jefferies Financial Group, Inc. (a)	1,765	33,164
Mastercard, Inc. Class A (a)	5,885	1,385,623
Nasdaq, Inc. (a)	766	67,017
Raymond James Financial, Inc. (a)	796	64,006
Synchrony Financial (a)	4,459	142,242
T. Rowe Price Group, Inc. (a)	1,513	151,482
Visa, Inc. Class A (a)	11,384	1,778,067
The Western Union Co. (a)	2,805	51,808
		6,366,650

The accompanying notes are an integral part of the portfolio of investments.

	Number of Shares	Value
Insurance — 4.0%
Aflac, Inc. (a)	4,941	$247,050
The Allstate Corp. (a)	2,257	212,564
American International Group, Inc. (a)	5,627	242,299
Aon PLC (a)	1,554	265,268
Arthur J Gallagher & Co. (a)	1,217	95,048
Assurant, Inc. (a)	369	35,022
Berkshire Hathaway, Inc. Class B (a) (b)	12,611	2,533,424
Brighthouse Financial, Inc. (a) (b)	843	30,592
Chubb Ltd. (a)	2,984	417,999
Cincinnati Financial Corp. (a)	931	79,973
Everest Re Group Ltd. (a)	252	54,422
The Hartford Financial Services Group, Inc. (a)	2,409	119,775
Lincoln National Corp. (a)	1,201	70,499
Loews Corp. (a)	1,763	84,500
Marsh & McLennan Cos., Inc. (a)	3,238	304,048
MetLife, Inc. (a)	6,166	262,487
Principal Financial Group, Inc. (a)	1,765	88,585
The Progressive Corp. (a)	3,761	271,130
Prudential Financial, Inc. (a)	2,658	244,217
Torchmark Corp. (a)	652	53,431
The Travelers Cos., Inc. (a)	1,725	236,601
Unum Group (a)	1,296	43,844
Willis Towers Watson PLC (a)	840	147,546
		6,140,324

Real Estate — 0.1%
CBRE Group, Inc. Class A (a) (b)	2,130	105,328

Real Estate Investment Trusts (REITS) — 3.0%
Alexandria Real Estate Equities, Inc. (a)	749	106,777
American Tower Corp. (a)	2,850	561,621
Apartment Investment & Management Co. Class A (a)	812	40,835
AvalonBay Communities, Inc. (a)	917	184,069
Boston Properties, Inc. (a)	1,031	138,030
Crown Castle International Corp. (a)	2,675	342,400
Digital Realty Trust, Inc. (a)	1,307	155,533
Duke Realty Corp. (a)	2,147	65,655
Equinix, Inc. (a)	545	246,972
Equity Residential (a)	2,460	185,287
Essex Property Trust, Inc. (a)	441	127,555
Extra Space Storage, Inc. (a)	768	78,267
Federal Realty Investment Trust (a)	430	59,276
HCP, Inc. (a)	2,999	93,869
Host Hotels & Resorts, Inc. (a)	4,694	88,717
Iron Mountain, Inc. (a)	1,984	70,353
Kimco Realty Corp. (a)	2,944	54,464
The Macerich Co. (a)	765	33,163
Mid-America Apartment Communities, Inc. (a)	689	75,328
Prologis, Inc. (a)	4,147	$298,377
Public Storage (a)	959	208,851
Realty Income Corp. (a)	1,966	144,619
Regency Centers Corp. (a)	1,165	78,626
SBA Communications Corp. (a) (b)	766	152,940
Simon Property Group, Inc. (a)	1,996	363,691
SL Green Realty Corp. (a)	526	47,298
UDR, Inc. (a)	1,870	85,010
Ventas, Inc. (a)	2,258	144,083
Vornado Realty Trust (a)	1,069	72,093
Welltower, Inc. (a)	2,566	199,122
Weyerhaeuser Co. (a)	5,026	132,385
		4,635,266

	Number of Shares	Value
Savings & Loans — 0.0%
People’s United Financial, Inc. (a)	2,172	35,708
		26,828,207

Industrial — 9.3%
Aerospace & Defense — 2.5%
Arconic, Inc. (a)	2,993	57,196
The Boeing Co. (a)	3,419	1,304,075
General Dynamics Corp. (a)	1,784	301,996
Harris Corp. (a)	790	126,171
L3 Technologies, Inc. (a)	500	103,185
Lockheed Martin Corp. (a)	1,593	478,155
Northrop Grumman Corp. (a)	1,114	300,334
Raytheon Co. (a)	1,868	340,125
TransDigm Group, Inc. (a) (b)	308	139,829
United Technologies Corp. (a)	5,241	675,513
		3,826,579

Building Materials — 0.3%
Fortune Brands Home & Security, Inc. (a)	853	40,611
Johnson Controls International PLC (a)	5,971	220,569
Martin Marietta Materials, Inc. (a)	390	78,460
Masco Corp. (a)	2,033	79,917
Vulcan Materials Co. (a)	860	101,824
		521,381

Electrical Components & Equipment — 0.3%
AMETEK, Inc. (a)	1,407	116,739
Emerson Electric Co. (a)	3,913	267,923
		384,662

Electronics — 1.3%
Agilent Technologies, Inc. (a)	2,025	162,770
Allegion PLC (a)	667	60,504
Amphenol Corp. Class A (a)	1,900	179,436
FLIR Systems, Inc. (a)	966	45,962
Fortive Corp. (a)	1,869	156,790
Garmin Ltd. (a)	787	67,957
Honeywell International, Inc. (a)	4,713	748,990

The accompanying notes are an integral part of the portfolio of investments.

	Number of Shares	Value
Keysight Technologies, Inc. (a) (b)	1,252	$109,174
Mettler-Toledo International, Inc. (a) (b)	169	122,187
PerkinElmer, Inc. (a)	680	65,525
TE Connectivity Ltd. (a)	2,179	175,954
Waters Corp. (a) (b)	463	116,542
		2,011,791

Engineering & Construction — 0.1%
Fluor Corp. (a)	990	36,432
Jacobs Engineering Group, Inc. (a)	718	53,986
		90,418

Environmental Controls — 0.3%
Pentair PLC (a)	832	37,032
Republic Services, Inc. (a)	1,451	116,632
Waste Management, Inc. (a)	2,568	266,841
		420,505

Hand & Machine Tools — 0.1%
Snap-on, Inc. (a)	366	57,286
Stanley Black & Decker, Inc. (a)	942	128,272
		185,558

Machinery – Construction & Mining — 0.3%
Caterpillar, Inc. (a)	3,710	502,668

Machinery – Diversified — 0.7%
Cummins, Inc. (a)	949	149,819
Deere & Co. (a)	2,067	330,389
Dover Corp. (a)	993	93,144
Flowserve Corp. (a)	900	40,626
Rockwell Automation, Inc. (a)	774	135,806
Roper Technologies, Inc. (a)	663	226,726
Wabtec Corp. (a)	864	63,694
Xylem, Inc. (a)	1,129	89,236
		1,129,440

Miscellaneous – Manufacturing — 1.5%
3M Co. (a)	3,774	784,162
A.O. Smith Corp. (a)	1,016	54,173
Eaton Corp. PLC (a)	2,749	221,459
General Electric Co. (a)	56,108	560,519
Illinois Tool Works, Inc. (a)	1,996	286,486
Ingersoll-Rand PLC (a)	1,554	167,754
Parker-Hannifin Corp. (a)	838	143,818
Textron, Inc. (a)	1,607	81,411
		2,299,782

Packaging & Containers — 0.2%
Ball Corp. (a)	2,298	132,962
Packaging Corp. of America (a)	664	65,988
Sealed Air Corp. (a)	1,110	51,127
WestRock Co. (a)	1,660	63,661
		313,738

Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc. (a)	278	$57,602

	Number of Shares	Value
Transportation — 1.7%
C.H. Robinson Worldwide, Inc. (a)	918	79,857
CSX Corp. (a)	4,993	373,576
Expeditors International of Washington, Inc. (a)	1,154	87,589
FedEx Corp. (a)	1,540	279,371
J.B. Hunt Transport Services, Inc. (a)	597	60,470
Kansas City Southern (a)	675	78,287
Norfolk Southern Corp. (a)	1,744	325,936
Union Pacific Corp. (a)	4,687	783,666
United Parcel Service, Inc. Class B (a)	4,483	500,931
		2,569,683
		14,313,807

Technology — 16.6%
Computers — 5.3%
Accenture PLC Class A (a)	4,125	726,082
Apple, Inc. (a)	29,178	5,542,361
Cognizant Technology Solutions Corp. Class A (a)	3,799	275,238
DXC Technology Co. (a)	1,689	108,620
Fortinet, Inc. (a) (b)	899	75,489
Hewlett Packard Enterprise Co. (a)	8,999	138,855
HP, Inc. (a)	10,129	196,806
International Business Machines Corp. (a)	5,771	814,288
NetApp, Inc. (a)	1,517	105,189
Seagate Technology PLC (a)	1,765	84,526
Western Digital Corp. (a)	1,942	93,332
		8,160,786

Office & Business Equipment — 0.0%
Xerox Corp. (a)	1,505	48,130

Semiconductors — 3.9%
Advanced Micro Devices, Inc. (a) (b)	5,804	148,118
Analog Devices, Inc. (a)	2,412	253,911
Applied Materials, Inc. (a)	6,340	251,444
Broadcom, Inc. (a)	2,570	772,825
Intel Corp. (a)	29,212	1,568,684
IPG Photonics Corp. (a) (b)	208	31,570
KLA-Tencor Corp. (a)	1,033	123,351
Lam Research Corp. (a)	1,002	179,368
Maxim Integrated Products, Inc. (a)	1,842	97,939
Microchip Technology, Inc. (a)	1,532	127,095
Micron Technology, Inc. (a) (b)	7,201	297,617
NVIDIA Corp. (a)	3,933	706,209
Qorvo, Inc. (a) (b)	891	63,911
QUALCOMM, Inc. (a)	7,819	445,918
Skyworks Solutions, Inc. (a)	1,197	98,729
Texas Instruments, Inc. (a)	6,056	642,360

The accompanying notes are an integral part of the portfolio of investments.

	Number of Shares	Value
Xilinx, Inc. (a)	1,615	$204,766
		6,013,815

Software — 7.4%
Activision Blizzard, Inc. (a)	4,884	222,369
Adobe, Inc. (a) (b)	3,154	840,510
Akamai Technologies, Inc. (a) (b)	1,088	78,021
ANSYS, Inc. (a) (b)	554	101,221
Autodesk, Inc. (a) (b)	1,430	222,823
Broadridge Financial Solutions, Inc. (a)	730	75,694
Cadence Design Systems, Inc. (a) (b)	1,787	113,492
Cerner Corp. (a) (b)	2,093	119,741
Citrix Systems, Inc. (a)	849	84,611
Electronic Arts, Inc. (a) (b)	1,972	200,414
Fidelity National Information Services, Inc. (a)	2,072	234,343
Fiserv, Inc. (a) (b)	2,540	224,231
Intuit, Inc. (a)	1,676	438,123
Jack Henry & Associates, Inc. (a)	537	74,503
Microsoft Corp. (a)	50,042	5,901,954
MSCI, Inc. (a)	538	106,976
Oracle Corp. (a)	16,496	886,000
Paychex, Inc. (a)	2,027	162,565
Red Hat, Inc. (a) (b)	1,156	211,201
salesforce.com, Inc. (a) (b)	4,935	781,556
Synopsys, Inc. (a) (b)	979	112,732
Take-Two Interactive Software, Inc. (a) (b)	711	67,097
		11,260,177
		25,482,908

Utilities — 3.3%
Electric — 3.1%
AES Corp. (a)	4,097	74,074
Alliant Energy Corp. (a)	1,523	71,779
Ameren Corp. (a)	1,646	121,063
American Electric Power Co., Inc. (a)	3,203	268,251
CenterPoint Energy, Inc. (a)	3,386	103,950
CMS Energy Corp. (a)	1,806	100,305
Consolidated Edison, Inc. (a)	1,975	167,500
Dominion Energy, Inc. (a)	5,263	403,461
DTE Energy Co. (a)	1,163	145,073
Duke Energy Corp. (a)	4,928	443,520
Edison International (a)	2,174	134,614
Entergy Corp. (a)	1,127	107,775
Evergy, Inc. (a)	1,752	101,704
Eversource Energy (a)	2,028	143,887
Exelon Corp. (a)	6,295	315,568
FirstEnergy Corp. (a)	3,133	130,364
NextEra Energy, Inc. (a)	3,125	604,125
NRG Energy, Inc. (a)	1,950	82,836
Pinnacle West Capital Corp. (a)	652	62,318
PPL Corp. (a)	4,641	147,305
Public Service Enterprise Group, Inc. (a)	3,258	$193,558
Sempra Energy (a)	1,793	225,667
The Southern Co. (a)	6,663	344,344
WEC Energy Group, Inc. (a)	2,258	178,563
Xcel Energy, Inc. (a)	3,313	186,224
		4,857,828

	Number of Shares	Value
Gas — 0.1%
Atmos Energy Corp. (a)	777	79,977
NiSource, Inc. (a)	2,296	65,803
		145,780

Water — 0.1%
American Water Works Co., Inc. (a)	1,143	119,169
		5,122,777

TOTAL COMMON STOCK (Cost $105,748,960)		153,803,341

TOTAL EQUITIES (Cost $105,748,960)		153,803,341

	Principal Amount
BONDS & NOTES — 0.0%
CORPORATE DEBT — 0.0%
Forest Products & Paper — 0.0%
Sino Forest Corp. 5.000% 8/01/49 (c) (d)	$359,000	–

TOTAL CORPORATE DEBT (Cost $0)		–

TOTAL BONDS & NOTES (Cost $0)		–

TOTAL PURCHASED OPTIONS (#) — 0.3% (Cost $1,177,331)		479,273

TOTAL LONG-TERM INVESTMENTS (Cost $106,926,291)		154,282,614

The accompanying notes are an integral part of the portfolio of investments.

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 2.1%
Repurchase Agreement — 2.1%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/29/19, 1.250%, due 4/01/19 (e)	$3,212,712	$3,212,712

TOTAL SHORT-TERM INVESTMENTS
(Cost $3,212,712)		3,212,712

TOTAL INVESTMENTS — 102.6%
(Cost $110,139,003) (f)		157,495,326

Other Assets/(Liabilities) — (2.6)%		(3,960,976)

NET ASSETS — 100.0%		$153,534,350

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	All or a portion of these securities are pledged/held as collateral for written options. (Note 2).

(b)	Non-income producing security.

(c)	Investment was valued using significant unobservable inputs.

(d)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At March 31, 2019, these securities amounted to a value of $0 or 0.00% of net assets.

(e)	Maturity value of $3,213,046. Collateralized by U.S. Government Agency obligations with a rate of 2.375%, maturity date of 3/15/22, and an aggregate market value, including accrued interest, of $3,281,272.

(f)	See Note 3 for aggregate cost for federal tax purposes.

(#) Purchased Options contracts at March 31, 2019:

	Units	Notional Amount		Expiration Date	Description	Premiums Purchased	Value	Unrealized Appreciation/ (Depreciation)
Put
	68	USD	16,490,000	5/17/19	S&P 500 Index, Strike 2,425	$163,670	$19,312	$(144,358)
	68	USD	16,660,000	5/17/19	S&P 500 Index, Strike 2,450	125,766	21,964	(103,802)
	67	USD	16,582,500	5/17/19	S&P 500 Index, Strike 2,475	120,768	25,527	(95,241)
	67	USD	17,085,000	5/17/19	S&P 500 Index, Strike 2,550	118,087	41,540	(76,547)
	67	USD	16,582,500	6/21/19	S&P 500 Index, Strike 2,475	189,870	69,010	(120,860)
	68	USD	17,000,000	6/21/19	S&P 500 Index, Strike 2,500	148,070	78,880	(69,190)
	68	USD	17,340,000	6/21/19	S&P 500 Index, Strike 2,550	171,530	104,040	(67,490)
	68	USD	17,510,000	6/21/19	S&P 500 Index, Strike 2,575	139,570	119,000	(20,570)
						$1,177,331	$479,273	$(698,058)

Written Options contracts at March 31, 2019:

	Units	Notional Amount		Expiration Date	Description	Premiums Received	Value	Unrealized Appreciation/ (Depreciation)
Call
	59	USD	16,520,000	4/05/19	S&P 500 Index, Strike 2,800	$(251,154)	$(247,210)	$3,944
	60	USD	16,860,000	4/12/19	S&P 500 Index, Strike 2,810	(184,890)	(247,800)	(62,910)
	60	USD	16,650,000	4/18/19	S&P 500 Index, Strike 2,775	(362,250)	(437,400)	(75,150)
	60	USD	16,800,000	4/18/19	S&P 500 Index, Strike 2,800	(217,861)	(330,000)	(112,139)
	60	USD	16,500,000	5/17/19	S&P 500 Index, Strike 2,750	(422,850)	(666,000)	(243,150)
	61	USD	16,927,500	5/17/19	S&P 500 Index, Strike 2,775	(479,735)	(561,200)	(81,465)
	61	USD	17,141,000	5/17/19	S&P 500 Index, Strike 2,810	(339,174)	(401,380)	(62,206)
	60	USD	17,100,000	5/17/19	S&P 500 Index, Strike 2,850	(311,850)	(261,000)	50,850
	60	USD	17,100,000	6/21/19	S&P 500 Index, Strike 2,850	(418,890)	(374,400)	44,490
						$(2,988,654)	$(3,526,390)	$(537,736)

Currency Legend

USD	U.S. Dollar

The accompanying notes are an integral part of the portfolio of investments.

MML Mid Cap Growth Fund – Portfolio of Investments

March 31, 2019 (Unaudited)

	Number of Shares	Value
EQUITIES — 94.6%

COMMON STOCK — 93.9%
Basic Materials — 2.8%
Chemicals — 2.3%
Air Products & Chemicals, Inc.	30,000	$5,728,800
RPM International, Inc.	63,000	3,656,520
Valvoline, Inc.	85,000	1,577,600
		10,962,920

Mining — 0.5%
Franco-Nevada Corp.	29,000	2,176,450
		13,139,370

Communications — 3.7%
Internet — 2.6%
IAC/InterActiveCorp (a)	34,000	7,143,740
Shopify, Inc. Class A (a) (b)	5,000	1,033,100
Symantec Corp.	156,000	3,586,440
Zillow Group, Inc. Class A (a)	3,063	104,755
Zillow Group, Inc. Class C (a) (b)	15,000	521,100
		12,389,135

Telecommunications — 1.1%
Corning, Inc.	149,000	4,931,900
		17,321,035

Consumer, Cyclical — 15.3%
Airlines — 0.8%
Alaska Air Group, Inc.	22,000	1,234,640
United Continental Holdings, Inc. (a)	30,000	2,393,400
		3,628,040

Apparel — 0.1%
Levi Strauss & Co. Class A (a)	24,011	565,459
Auto Manufacturers — 0.1%
Ferrari NV	4,000	535,200
Auto Parts & Equipment — 1.2%
Aptiv PLC	55,000	4,371,950
Visteon Corp. (a)	18,000	1,212,300
		5,584,250

Distribution & Wholesale — 0.3%
KAR Auction Services, Inc.	25,690	1,318,154
Entertainment — 0.9%
Vail Resorts, Inc.	19,000	4,128,700
Food Services — 0.3%
Aramark	52,000	1,536,600
Leisure Time — 1.5%
Norwegian Cruise Line Holdings Ltd. (a)	126,000	6,924,960

Lodging — 2.4%
Hilton Worldwide Holdings, Inc.	37,000	3,075,070
Marriott International, Inc. Class A	26,000	$3,252,340
MGM Resorts International	194,000	4,978,040
		11,305,450

	Number of Shares	Value
Retail — 7.7%
Burlington Stores, Inc. (a)	30,000	4,700,400
CarMax, Inc. (a)	22,000	1,535,600
Casey’s General Stores, Inc.	28,000	3,605,560
Darden Restaurants, Inc.	13,000	1,579,110
Dollar General Corp.	48,000	5,726,400
Dollar Tree, Inc. (a)	41,000	4,306,640
Dunkin’ Brands Group, Inc.	37,000	2,778,700
The Michaels Cos., Inc. (a)	43,000	491,060
O’Reilly Automotive, Inc. (a)	7,450	2,892,835
Tapestry, Inc.	156,000	5,068,440
Tiffany & Co.	10,000	1,055,500
Ulta Salon Cosmetics & Fragrance, Inc. (a)	7,000	2,441,110
		36,181,355
		71,708,168

Consumer, Non-cyclical — 27.3%
Biotechnology — 2.2%
Alnylam Pharmaceuticals, Inc. (a)	17,000	1,588,650
Argenx SE (a)	8,000	998,720
Exact Sciences Corp. (a)	22,000	1,905,640
Incyte Corp. (a)	27,000	2,322,270
Sage Therapeutics, Inc. (a)	8,000	1,272,400
Seattle Genetics, Inc. (a)	28,000	2,050,720
		10,138,400

Commercial Services — 9.2%
CoreLogic, Inc. (a)	92,000	3,427,920
CoStar Group, Inc. (a)	7,500	3,498,150
Equifax, Inc.	15,000	1,777,500
FleetCor Technologies, Inc. (a)	19,000	4,685,210
Gartner, Inc. (a)	15,000	2,275,200
Global Payments, Inc.	19,000	2,593,880
IHS Markit Ltd. (a)	56,000	3,045,280
MarketAxess Holdings, Inc.	7,000	1,722,560
ServiceMaster Global Holdings, Inc. (a)	60,000	2,802,000
TransUnion	64,000	4,277,760
Verisk Analytics, Inc.	45,000	5,985,000
WeWork Companies, Inc., Class A (Acquired 12/09/14-11/03/17, Cost $9,747) (c) (d) (e)	8,764	449,593
Worldpay, Inc. Class A (a)	55,000	6,242,500
		42,782,553

Foods — 2.1%
Conagra Brands, Inc.	104,000	2,884,960
The Kroger Co.	67,000	1,648,200

The accompanying notes are an integral part of the portfolio of investments.

	Number of Shares	Value
Sprouts Farmers Market, Inc. (a)	90,000	$1,938,600
TreeHouse Foods, Inc. (a)	52,000	3,356,600
		9,828,360

Health Care – Products — 8.9%
Bruker Corp.	140,000	5,381,600
The Cooper Cos., Inc.	33,000	9,773,610
Hologic, Inc. (a)	190,000	9,196,000
ICU Medical, Inc. (a)	8,000	1,914,640
IDEXX Laboratories, Inc. (a)	6,000	1,341,600
Teleflex, Inc.	39,000	11,784,240
West Pharmaceutical Services, Inc.	22,000	2,424,400
		41,816,090

Health Care – Services — 2.0%
Acadia Healthcare Co., Inc. (a)	59,000	1,729,290
Catalent, Inc. (a)	119,000	4,830,210
IQVIA Holdings, Inc. (a)	14,000	2,013,900
MEDNAX, Inc. (a)	33,000	896,610
		9,470,010

Household Products & Wares — 0.5%
Avery Dennison Corp.	22,000	2,486,000

Pharmaceuticals — 2.4%
Alkermes PLC (a)	89,000	3,247,610
Amneal Pharmaceuticals, Inc. (a)	109,000	1,544,530
Elanco Animal Health, Inc. (a)	111,119	3,563,587
Perrigo Co. PLC	59,000	2,841,440
		11,197,167
		127,718,580

Energy — 3.1%
Oil & Gas — 3.1%
Cabot Oil & Gas Corp.	102,000	2,662,200
Centennial Resource Development, Inc. Class A (a)	77,000	676,830
Concho Resources, Inc.	45,000	4,993,200
Continental Resources, Inc. (a)	43,000	1,925,110
Pioneer Natural Resources Co.	22,000	3,350,160
Venture Global LNG, Inc., Series B (Acquired 3/08/18, Cost $63,420) (c) (d) (e)	21	109,200
Venture Global LNG, Inc., Series C (Acquired 10/16/17-3/08/18, Cost $530,257) (c) (d) (e)	144	748,800
		14,465,500
		14,465,500

Financial — 7.0%
Banks — 0.7%
Fifth Third Bancorp	75,000	1,891,500
Webster Financial Corp.	26,000	1,317,420
		3,208,920

Diversified Financial Services — 2.3%
Cboe Global Markets, Inc.	37,000	$3,531,280
SLM Corp.	112,000	1,109,920
TD Ameritrade Holding Corp.	122,000	6,098,780
		10,739,980

	Number of Shares	Value
Insurance — 3.6%
Assurant, Inc.	26,000	2,467,660
Axis Capital Holdings Ltd.	26,000	1,424,280
Fidelity National Financial, Inc.	134,000	4,897,700
The Progressive Corp.	22,000	1,585,980
Willis Towers Watson PLC	37,000	6,499,050
		16,874,670

Private Equity — 0.4%
KKR & Co., Inc. Class A	96,000	2,255,040
		33,078,610

Industrial — 21.2%
Aerospace & Defense — 2.1%
Harris Corp.	52,000	8,304,920
L3 Technologies, Inc.	8,000	1,650,960
		9,955,880

Building Materials — 0.5%
Martin Marietta Materials, Inc.	11,000	2,212,980

Electronics — 7.0%
Agilent Technologies, Inc.	104,000	8,359,520
Allegion PLC	37,000	3,356,270
Coherent, Inc. (a)	9,000	1,275,480
Fortive Corp.	63,000	5,285,070
Keysight Technologies, Inc. (a)	86,000	7,499,200
National Instruments Corp.	34,000	1,508,240
Sensata Technologies Holding PLC (a)	126,000	5,672,520
		32,956,300

Engineering & Construction — 0.3%
frontdoor, Inc. (a)	37,000	1,273,540

Environmental Controls — 0.6%
Waste Connections, Inc.	30,000	2,657,700

Hand & Machine Tools — 0.6%
Colfax Corp. (a)	93,000	2,760,240

Machinery – Construction & Mining — 0.5%
BWX Technologies, Inc.	47,000	2,330,260

Machinery – Diversified — 4.5%
Cognex Corp.	8,000	406,880
Gardner Denver Holdings, Inc. (a)	130,000	3,615,300
IDEX Corp.	41,000	6,221,340
Roper Technologies, Inc.	19,000	6,497,430
Xylem, Inc.	56,000	4,426,240
		21,167,190

The accompanying notes are an integral part of the portfolio of investments.

	Number of Shares	Value
Miscellaneous – Manufacturing — 1.7%
Textron, Inc.	153,000	$7,750,980

Packaging & Containers — 2.4%
Ball Corp.	137,000	7,926,820
Sealed Air Corp.	74,000	3,408,440
		11,335,260

Transportation — 1.0%
J.B. Hunt Transport Services, Inc.	30,000	3,038,700
Kansas City Southern	14,778	1,713,952
		4,752,652
		99,152,982

Technology — 12.2%
Semiconductors — 5.1%
Entegris, Inc.	34,000	1,213,460
Marvell Technology Group Ltd.	171,000	3,401,190
Maxim Integrated Products, Inc.	56,000	2,977,520
Microchip Technology, Inc.	111,000	9,208,560
Skyworks Solutions, Inc.	37,000	3,051,760
Xilinx, Inc.	33,000	4,184,070
		24,036,560

Software — 7.1%
Atlassian Corp. PLC Class A (a)	30,000	3,371,700
Black Knight, Inc. (a)	45,000	2,452,500
Ceridian HCM Holding, Inc. (a)	25,994	1,333,492
DocuSign, Inc. (a)	22,000	1,140,480
Fidelity National Information Services, Inc.	29,000	3,279,900
Fiserv, Inc. (a)	59,000	5,208,520
Guidewire Software, Inc. (a)	2,000	194,320
Red Hat, Inc. (a)	4,000	730,800
Splunk, Inc. (a)	19,000	2,367,400
SS&C Technologies Holdings, Inc	33,000	2,101,770
Tableau Software, Inc. Class A (a)	25,000	3,182,000
Veeva Systems, Inc. Class A (a)	5,000	634,300
Workday, Inc. Class A (a)	36,000	6,942,600
		32,939,782
		56,976,342

Utilities — 1.3%
Electric — 0.9%
Sempra Energy	34,000	4,279,240

Gas — 0.4%
Atmos Energy Corp.	16,000	1,646,880

		5,926,120

TOTAL COMMON STOCK (Cost $314,181,523)		439,486,707
PREFERRED STOCK — 0.7%
Communications — 0.2%
Internet — 0.2%
Roofoods Ltd., Series F (Acquired 9/12/17, Cost $677,088) (c) (d) (e)	1,915	$976,516

Consumer, Non-cyclical — 0.4%
Commercial Services — 0.4%
WeWork Companies, Inc., Series D-1 (Acquired 12/09/14, Cost $369,606) (c) (d) (e)	22,197	1,138,706
WeWork Companies, Inc., Series D-2 (Acquired 12/09/14, Cost $290,396) (c) (d) (e)	17,440	894,672
		2,033,378

	Number of Shares	Value
Technology — 0.1%
Software — 0.1%
Slack Technologies, Inc., Series H (Acquired 8/17/18, Cost $317,633) (c) (d) (e)	26,680	317,633

TOTAL PREFERRED STOCK
(Cost $1,654,723)		3,327,527

TOTAL EQUITIES
(Cost $315,836,246)		442,814,234

MUTUAL FUNDS — 0.3%
Diversified Financial Services — 0.3%
State Street Navigator Securities Lending Prime Portfolio (f)	1,580,003	1,580,003

TOTAL MUTUAL FUNDS
(Cost $1,580,003)		1,580,003

TOTAL LONG-TERM INVESTMENTS
(Cost $317,416,249)		444,394,237

SHORT-TERM INVESTMENTS — 5.5%
Mutual Fund — 1.7%
T. Rowe Price Treasury Reserve Fund	8,032,903	8,032,903

The accompanying notes are an integral part of the portfolio of investments.

	Principal Amount	Value
Repurchase Agreement — 3.8%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/29/19, 1.250%, due 4/01/19 (g)	$17,810,906	$17,810,906

TOTAL SHORT-TERM INVESTMENTS
(Cost $25,843,809)		25,843,809

TOTAL INVESTMENTS — 100.4%
(Cost $343,260,058) (h)		470,238,046

Other Assets/(Liabilities) — (0.4)%		(2,054,101)

NET ASSETS — 100.0%		$468,183,945

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.

(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2019, was $1,546,857 or 0.33% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).

(c)	Investment was valued using significant unobservable inputs.

(d)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At March 31, 2019, these securities amounted to a value of $4,635,120 or 0.99% of net assets.

(e)	Restricted security. Certain securities are restricted as to resale. At March 31, 2019, these securities amounted to a value of $4,635,120 or 0.99% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.

(f)	Represents investment of security lending collateral. (Note 2).

(g)	Maturity value of $17,812,762. Collateralized by U.S. Government Agency obligations with a rate of 2.375%, maturity date of 3/15/22, and an aggregate market value, including accrued interest, of $18,167,776.

(h)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Mid Cap Value Fund – Portfolio of Investments

March 31, 2019 (Unaudited)

	Number of Shares	Value
EQUITIES — 95.3%

COMMON STOCK — 95.3%
Consumer, Cyclical — 11.7%
Airlines — 1.5%
Southwest Airlines Co.	121,231	$6,293,101
Auto Manufacturers — 1.6%
Honda Motor Co. Ltd. Sponsored ADR	145,659	3,957,555
PACCAR, Inc.	41,550	2,831,217
		6,788,772
Auto Parts & Equipment — 1.2%
Aptiv PLC	13,145	1,044,896
BorgWarner, Inc.	100,483	3,859,552
		4,904,448
Food Services — 0.9%
Sodexo SA	35,280	3,885,820
Home Builders — 1.8%
PulteGroup, Inc.	154,327	4,314,983
Thor Industries, Inc.	53,023	3,307,045
		7,622,028
Leisure Time — 0.8%
Carnival Corp.	67,632	3,430,295
Retail — 3.9%
Advance Auto Parts, Inc.	26,610	4,537,803
Genuine Parts Co.	27,030	3,028,171
MSC Industrial Direct Co., Inc. Class A	70,555	5,835,604
Target Corp.	39,276	3,152,292
		16,553,870
		49,478,334
Consumer, Non-cyclical — 15.8%
Beverages — 0.5%
Molson Coors Brewing Co. Class B	34,757	2,073,255
Foods — 5.7%
Conagra Brands, Inc.	155,938	4,325,720
The J.M. Smucker Co.	20,109	2,342,698
Kellogg Co.	39,758	2,281,314
Mondelez International, Inc. Class A	110,266	5,504,479
Orkla ASA	741,222	5,690,051
Sysco Corp.	61,808	4,126,302
		24,270,564
Health Care – Products — 4.8%
Henry Schein, Inc. (a)	51,592	3,101,195
Hologic, Inc. (a)	39,624	1,917,802
Siemens Healthineers AG (b)	67,271	2,803,806
Zimmer Biomet Holdings, Inc.	98,344	12,558,529
		20,381,332
Health Care – Services — 1.4%
Quest Diagnostics, Inc.	63,419	$5,702,637
Household Products & Wares — 1.0%
Kimberly-Clark Corp.	34,686	4,297,595

	Number of Shares	Value
Pharmaceuticals — 2.4%
Cardinal Health, Inc.	118,387	5,700,334
McKesson Corp.	36,698	4,295,868
		9,996,202
		66,721,585
Energy — 7.3%
Oil & Gas — 4.6%
Anadarko Petroleum Corp.	64,447	2,931,050
Cimarex Energy Co.	43,759	3,058,754
Devon Energy Corp.	136,361	4,303,553
EQT Corp.	152,654	3,166,044
Imperial Oil Ltd.	68,115	1,859,419
Noble Energy, Inc.	169,687	4,196,360
		19,515,180
Oil & Gas Services — 2.1%
Baker Hughes a GE Co.	170,602	4,729,087
Halliburton Co.	71,933	2,107,637
National Oilwell Varco, Inc.	70,005	1,864,933
		8,701,657
Pipelines — 0.6%
Equitrans Midstream Corp. (a)	122,123	2,659,839
		30,876,676
Financial — 27.4%
Banks — 13.4%
BB&T Corp.	187,885	8,742,289
Comerica, Inc.	47,924	3,513,788
Commerce Bancshares, Inc.	72,634	4,217,130
First Hawaiian, Inc.	207,540	5,406,417
M&T Bank Corp.	31,694	4,976,592
Northern Trust Corp.	140,523	12,704,684
Prosperity Bancshares, Inc.	34,963	2,414,545
State Street Corp.	58,941	3,878,907
SunTrust Banks, Inc.	32,837	1,945,592
UMB Financial Corp.	75,741	4,850,454
Westamerica Bancorp.	65,102	4,023,303
		56,673,701
Diversified Financial Services — 2.9%
Ameriprise Financial, Inc.	50,057	6,412,302
Invesco Ltd.	292,504	5,648,252
		12,060,554
Insurance — 5.2%
Aflac, Inc.	53,970	2,698,500
Arthur J Gallagher & Co.	16,402	1,280,996
Brown & Brown, Inc.	81,472	2,404,239

The accompanying notes are an integral part of the portfolio of investments.

	Number of Shares	Value
Chubb Ltd.	46,066	$6,452,925
ProAssurance Corp.	54,879	1,899,362
Reinsurance Group of America, Inc.	29,289	4,158,452
Torchmark Corp.	17,865	1,464,037
The Travelers Cos., Inc.	11,097	1,522,065
		21,880,576
Real Estate Investment Trusts (REITS) — 4.9%
American Tower Corp.	9,636	1,898,870
Empire State Realty Trust, Inc. Class A	128,761	2,034,424
MGM Growth Properties LLC Class A	146,675	4,730,269
Piedmont Office Realty Trust, Inc. Class A	186,781	3,894,384
Weyerhaeuser Co.	317,524	8,363,582
		20,921,529
Savings & Loans — 1.0%
Capitol Federal Financial, Inc.	318,423	4,250,947
		115,787,307
Industrial — 18.1%
Building Materials — 2.0%
Johnson Controls International PLC	194,226	7,174,708
Masco Corp.	25,909	1,018,483
		8,193,191
Electrical Components & Equipment — 4.7%
Emerson Electric Co.	77,448	5,302,865
Hubbell, Inc.	93,365	11,015,203
Schneider Electric SE	43,967	3,457,736
		19,775,804
Electronics — 1.9%
nVent Electric PLC	139,129	3,753,700
TE Connectivity Ltd.	52,768	4,261,016
		8,014,716
Environmental Controls — 0.5%
Republic Services, Inc.	25,763	2,070,830
Machinery – Diversified — 0.8%
Atlas Copco AB Class B	136,930	3,392,256
Machinery – Diversified — 1.3%
Cummins, Inc.	35,084	5,538,711
Miscellaneous – Manufacturing — 2.4%
Eaton Corp. PLC	53,205	4,286,195
IMI PLC	344,073	4,308,924
Textron, Inc.	32,722	1,657,696
		10,252,815
Packaging & Containers — 3.5%
Graphic Packaging Holding Co.	467,847	5,908,908
Packaging Corp. of America	28,401	2,822,491
Sonoco Products Co.	60,690	3,734,256
WestRock Co.	61,010	$2,339,733
		14,805,388
Transportation — 1.0%
Heartland Express, Inc.	227,358	4,383,462
		76,427,173

	Number of Shares	Value
Technology — 5.4%
Computers — 0.7%
HP, Inc.	152,224	2,957,712
Semiconductors — 3.7%
Applied Materials, Inc.	120,752	4,789,024
Maxim Integrated Products, Inc.	97,408	5,179,183
Microchip Technology, Inc.	40,936	3,396,051
Teradyne, Inc.	57,001	2,270,920
		15,635,178
Software — 1.0%
Cerner Corp. (a)	72,855	4,168,035
		22,760,925
Utilities — 9.6%
Electric — 8.0%
Ameren Corp.	65,498	4,817,378
Edison International	47,813	2,960,581
Eversource Energy	41,142	2,919,025
NorthWestern Corp.	85,433	6,015,338
Pinnacle West Capital Corp.	58,668	5,607,487
WEC Energy Group, Inc.	36,491	2,885,708
Xcel Energy, Inc.	151,808	8,533,128
		33,738,645
Gas — 1.6%
Atmos Energy Corp.	31,629	3,255,573
Spire, Inc.	41,949	3,451,983
		6,707,556
		40,446,201

TOTAL COMMON STOCK
(Cost $394,616,065)		402,498,201

TOTAL EQUITIES
(Cost $394,616,065)		402,498,201

MUTUAL FUNDS — 3.0%
Diversified Financial Services — 3.0%
iShares Russell Mid-Cap Value ETF	146,912	12,760,776

TOTAL MUTUAL FUNDS
(Cost $12,542,111)		12,760,776

TOTAL LONG-TERM INVESTMENTS
(Cost $407,158,176)		415,258,977

The accompanying notes are an integral part of the portfolio of investments.

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 1.5%
Repurchase Agreement — 1.5%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/29/19, 1.250%, due 4/01/19 (c)	$6,240,156	$6,240,156

TOTAL SHORT-TERM INVESTMENTS
(Cost $6,240,156)		6,240,156

TOTAL INVESTMENTS — 99.8%
(Cost $413,398,332) (d)		421,499,133

Other Assets/(Liabilities) — 0.2%		888,821

NET ASSETS — 100.0%		$422,387,954

Abbreviation Legend

ADR	American Depositary Receipt
ETF	Exchange-Traded Fund

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2019, these securities amounted to a value of $2,803,806 or 0.66% of net assets.
(c)	Maturity value of $6,240,806. Collateralized by U.S. Government Agency obligations with a rate of 2.375%, maturity date of 3/15/22, and an aggregate market value, including accrued interest, of $6,366,271.
(d)	See Note 3 for aggregate cost for federal tax purposes.

Forward contracts at March 31, 2019:

		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
Contracts to Buy
EUR	285,675	Credit Suisse International	6/28/19	$322,929	$(113)
NOK	1,297,880	Goldman Sachs & Co.	6/28/19	150,795	187
GBP	80,427	JP Morgan Chase Bank N.A.	6/28/19	106,844	(1,638)
CAD	77,004	Morgan Stanley & Co. LLC	6/28/19	57,646	102
				$638,214	$(1,462)
Contracts to Deliver
JPY	267,867,303	Bank of America N.A.	6/28/19	$2,450,719	$17,320
EUR	7,864,304	Credit Suisse International	6/28/19	8,972,541	85,774
NOK	42,351,201	Goldman Sachs & Co.	6/28/19	4,981,967	55,245
SEK	26,414,824	Goldman Sachs & Co.	6/28/19	2,880,633	20,921
				7,862,600	76,166
GBP	2,825,183	JP Morgan Chase Bank N.A.	6/28/19	3,744,919	49,308
CAD	2,152,638	Morgan Stanley & Co. LLC	6/28/19	1,607,646	(6,683)
				$24,638,425	$221,885

Currency Legend

CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NOK	Norwegian Krone
SEK	Swedish Krona

The accompanying notes are an integral part of the portfolio of investments.

MML Moderate Allocation Fund – Portfolio of Investments

March 31, 2019 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Equity Funds — 59.8%
MML Blue Chip Growth Fund, Initial Class (a)	4,448,716	$75,450,231
MML Equity Income Fund, Initial Class (a)	7,488,293	83,419,579
MML Equity Index Fund, Class III (a)	2,108,419	67,195,323
MML Focused Equity Fund, Class II (a)	4,267,850	25,735,133
MML Foreign Fund, Initial Class (a)	7,244,161	72,224,289
MML Fundamental Growth Fund, Class II (a)	3,926,516	42,877,555
MML Fundamental Value Fund, Class II (a)	5,574,242	75,140,776
MML Global Fund, Class I (a)	6,888,299	81,075,280
MML Income & Growth Fund, Initial Class (a)	9,055,864	85,849,593
MML International Equity Fund, Class II (a)	7,469,242	72,750,420
MML Large Cap Growth Fund, Initial Class (a)	1,987,466	22,339,121
MML Mid Cap Growth Fund, Initial Class (a)	4,589,570	74,305,138
MML Mid Cap Value Fund, Initial Class (a)	7,015,930	74,298,702
MML Small Cap Growth Equity Fund, Initial Class (a)	1,034,015	15,914,675
MML Small Company Value Fund, Class II (a)	1,993,110	31,112,453
MML Small/Mid Cap Value Fund, Initial Class (a)	2,113,791	25,090,696
MML Strategic Emerging Markets Fund, Class II (a)	5,281,241	60,206,146
Oppenheimer Discovery Mid Cap Growth Fund/VA, Non-Service Shares (a)	305,209	24,984,442
Oppenheimer Global Fund/VA, Non-Service Shares (a)	923,431	40,991,103
Oppenheimer Global Multi-Alternatives Fund/VA, Non-Service Shares (a)	16,391,770	159,819,756
Oppenheimer International Growth Fund/VA, Non-Service Shares (a)	17,556,354	39,677,360
Oppenheimer Main Street Fund/VA, Non-Service Shares (a)	943,133	28,963,607
		1,279,421,378

Fixed Income Funds — 40.3%
MML Dynamic Bond Fund, Class II (a)	21,569,070	$214,180,860
MML High Yield Fund, Class II (a)	4,491,448	43,387,385
MML Inflation-Protected and Income Fund, Initial Class (a)	6,719,316	67,461,937
MML Managed Bond Fund, Initial Class (a)	22,309,896	275,768,678
MML Short-Duration Bond Fund, Class II (a)	8,316,576	81,086,620
MML Total Return Bond Fund, Class II (a)	17,195,202	180,377,664
		862,263,144

TOTAL MUTUAL FUNDS
(Cost $2,164,205,120)		2,141,684,522

TOTAL LONG-TERM INVESTMENTS
(Cost $2,164,205,120)		2,141,684,522

TOTAL INVESTMENTS — 100.1%
(Cost $2,164,205,120) (b)		2,141,684,522

Other Assets/(Liabilities) — (0.1)%		(1,534,897)

NET ASSETS — 100.0%		$2,140,149,625

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 4 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Small Cap Growth Equity Fund – Portfolio of Investments

March 31, 2019 (Unaudited)

	Number of Shares	Value
EQUITIES — 97.1%

COMMON STOCK — 96.9%
Basic Materials — 3.6%
Chemicals — 2.3%
Cabot Corp.	17,072	$710,707
Ferro Corp. (a)	52,962	1,002,571
Ingevity Corp. (a)	7,776	821,223
Methanex Corp.	12,445	707,623
Minerals Technologies, Inc.	13,341	784,317
Orion Engineered Carbons SA	36,956	701,795
		4,728,236
Iron & Steel — 1.3%
Carpenter Technology Corp.	56,557	2,593,138
		7,321,374
Communications — 6.1%
Advertising — 0.7%
The Trade Desk, Inc. Class A (a)	6,993	1,384,264

Internet — 3.9%
Boingo Wireless, Inc. (a)	30,621	712,857
DraftKings, Inc. (Acquired 8/22/17, Cost $300,412) (a) (b) (c) (d)	78,904	224,087
Etsy, Inc. (a)	10,627	714,347
Mimecast Ltd. (a)	38,644	1,829,793
Roku, Inc. (a)	5,515	355,773
TrueCar, Inc. (a)	64,148	425,943
Veracode, Inc.(Escrow Shares) (Acquired 8/26/17, Cost $20,131) (a) (b) (c) (d)	10,688	5,814
Wayfair, Inc. Class A (a)	5,354	794,801
Wix.com Ltd. (a)	7,820	944,891
Zendesk, Inc. (a)	21,010	1,785,850
		7,794,156

Media — 0.7%
The New York Times Co. Class A	45,030	1,479,236

Telecommunications — 0.8%
Acacia Communications, Inc. (a)	14,412	826,528
Ciena Corp. (a)	19,681	734,889
		1,561,417
		12,219,073
Consumer, Cyclical — 14.3%
Airlines — 0.4%
Spirit Airlines, Inc. (a)	15,017	793,799
Apparel — 2.2%
Carter’s, Inc.	16,322	1,645,095
Deckers Outdoor Corp. (a)	5,077	746,268
Skechers U.S.A., Inc. Class A (a)	24,361	818,773
Under Armour, Inc. Class A (a)	4,652	98,343
Under Armour, Inc. Class C (a)	57,738	$1,089,516
		4,397,995
Auto Parts & Equipment — 0.3%
Tenneco, Inc. Class A	24,325	539,042
Entertainment — 1.4%
Cinemark Holdings, Inc.	27,538	1,101,245
Marriott Vacations Worldwide Corp.	19,279	1,802,586
		2,903,831

	Number of Shares	Value
Home Builders — 2.5%
Century Communities, Inc. (a)	38,888	932,145
LCI Industries	8,935	686,387
Skyline Champion Corp.	86,603	1,645,457
TRI Pointe Group, Inc. (a)	75,184	950,326
Winnebago Industries, Inc.	23,733	739,283
		4,953,598
Home Furnishing — 0.4%
Sleep Number Corp. (a)	18,953	890,791
Leisure Time — 2.0%
Acushnet Holdings Corp.	45,824	1,060,367
Lindblad Expeditions Holdings, Inc. (a)	73,386	1,119,136
Planet Fitness, Inc. Class A (a)	26,983	1,854,272
		4,033,775
Lodging — 0.6%
Boyd Gaming Corp.	40,952	1,120,447
Retail — 4.5%
BMC Stock Holdings, Inc. (a)	56,591	999,963
The Cheesecake Factory, Inc. (e)	21,403	1,047,035
Chico’s FAS, Inc.	50,916	217,411
The Children’s Place, Inc.	9,320	906,650
FirstCash, Inc.	14,275	1,234,787
Five Below, Inc. (a)	8,436	1,048,173
Floor & Decor Holdings, Inc. Class A (a)	22,526	928,522
La-Z-Boy, Inc.	34,187	1,127,829
Nu Skin Enterprises, Inc. Class A	15,661	749,535
Shake Shack, Inc. Class A (a)	15,017	888,256
		9,148,161
		28,781,439
Consumer, Non-cyclical — 25.9%
Beverages — 0.6%
MGP Ingredients, Inc. (e)	16,145	1,245,587
Biotechnology — 2.9%
Abeona Therapeutics, Inc. (a) (e)	34,463	253,648
Amicus Therapeutics, Inc. (a)	48,675	661,980
Arena Pharmaceuticals, Inc. (a)	17,065	765,024
Blueprint Medicines Corp. (a)	6,597	528,090

The accompanying notes are an integral part of the portfolio of investments.

	Number of Shares	Value
CRISPR Therapeutics AG (a) (e)	16,056	$573,520
CytomX Therapeutics, Inc. (a)	10,929	117,487
Exact Sciences Corp. (a)	14,194	1,229,484
Karyopharm Therapeutics, Inc. (a)	31,575	184,398
Sage Therapeutics, Inc. (a)	3,400	540,770
Sangamo Therapeutics, Inc. (a)	31,291	298,516
Ultragenyx Pharmaceutical, Inc. (a)	8,600	596,496
		5,749,413
Commercial Services — 7.1%
2U, Inc. (a)	30,052	2,129,184
The Brink’s Co.	23,133	1,744,459
Cardtronics PLC Class A (a)	32,610	1,160,264
CoStar Group, Inc. (a)	2,222	1,036,385
Grand Canyon Education, Inc. (a)	9,900	1,133,649
Green Dot Corp. Class A (a)	12,497	757,943
HMS Holdings Corp. (a)	65,199	1,930,542
Liveramp Holdings, Inc. (a)	14,394	785,481
TriNet Group, Inc. (a)	42,940	2,565,236
TrueBlue, Inc. (a)	41,837	989,027
		14,232,170
Foods — 1.6%
Performance Food Group Co. (a)	68,961	2,733,614
Sanderson Farms, Inc.	3,900	514,176
		3,247,790
Health Care – Products — 7.4%
Avanos Medical, Inc. (a)	16,665	711,262
CareDx, Inc. (a)	16,041	505,612
Globus Medical, Inc. Class A (a)	47,145	2,329,434
Haemonetics Corp. (a)	22,543	1,972,062
Hill-Rom Holdings, Inc.	14,351	1,519,197
Insulet Corp. (a)	40,762	3,876,059
Merit Medical Systems, Inc. (a)	27,557	1,703,849
Penumbra, Inc. (a)	8,382	1,232,238
Tandem Diabetes Care, Inc. (a)	18,387	1,167,575
		15,017,288
Health Care – Services — 2.8%
Amedisys, Inc. (a)	13,159	1,621,978
Invitae Corp. (a)	29,806	698,057
LHC Group, Inc. (a)	10,112	1,121,016
Molina Healthcare, Inc. (a)	5,697	808,746
Syneos Health, Inc. (a)	17,830	922,881
Teladoc Health, Inc. (a)	9,091	505,460
		5,678,138

	Number of Shares	Value

Pharmaceuticals — 3.5%
Aerie Pharmaceuticals, Inc. (a)	12,292	583,870
Apellis Pharmaceuticals, Inc. (a)	15,400	300,300
Ascendis Pharma A/S (a)	4,083	480,569
G1 Therapeutics, Inc. (a)	41,076	681,861
Galapagos NV Sponsored ADR (a)	7,345	865,094
Heron Therapeutics, Inc. (a)	22,039	538,633
MyoKardia, Inc. (a)	12,755	$663,132
Portola Pharmaceuticals, Inc. (a) (e)	12,284	426,255
PRA Health Sciences, Inc. (a)	8,378	924,010
Ra Pharmaceuticals, Inc. (a)	15,089	337,994
Revance Therapeutics, Inc. (a)	24,470	385,647
Rhythm Pharmaceuticals, Inc. (a)	19,408	531,973
UroGen Pharma Ltd. (a)	7,904	291,974
		7,011,312
		52,181,698
Energy — 3.2%
Energy – Alternate Sources — 1.2%
First Solar, Inc. (a)	23,961	1,266,099
Pattern Energy Group, Inc. Class A	53,769	1,182,918
		2,449,017
Oil & Gas — 2.0%
Callon Petroleum Co. (a)	97,950	739,523
Centennial Resource Development, Inc. Class A (a)	40,368	354,835
Delek US Holdings, Inc.	29,182	1,062,808
Viper Energy Partners LP	53,976	1,789,844
		3,947,010
		6,396,027
Financial — 18.0%
Banks — 5.1%
Ameris Bancorp	25,154	864,040
BancorpSouth Bank	66,413	1,874,175
CenterState Bank Corp.	25,248	601,155
First Interstate BancSystem, Inc. Class A	23,147	921,713
National Bank Holdings Corp. Class A	27,980	930,615
Seacoast Banking Corp. of Florida (a)	40,628	1,070,548
South State Corp.	12,720	869,285
Texas Capital Bancshares, Inc. (a)	25,038	1,366,824
Union Bankshares Corp.	54,556	1,763,795
		10,262,150
Diversified Financial Services — 2.2%
Air Lease Corp.	26,768	919,481
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	95,526	2,449,287
PRA Group, Inc. (a)	37,776	1,012,774
		4,381,542
Insurance — 2.9%
Assured Guaranty Ltd.	31,502	1,399,634
James River Group Holdings Ltd.	24,691	989,615
Kemper Corp.	13,377	1,018,525
MGIC Investment Corp. (a)	83,503	1,101,405
NMI Holdings, Inc. Class A (a)	55,145	1,426,601
		5,935,780

The accompanying notes are an integral part of the portfolio of investments.

	Number of Shares	Value
Private Equity — 1.1%
Kennedy-Wilson Holdings, Inc.	101,726	$2,175,919
Real Estate — 0.4%
McGrath RentCorp	16,798	950,263
Real Estate Investment Trusts (REITS) — 5.3%
Agree Realty Corp.	20,929	1,451,217
Life Storage, Inc.	9,075	882,725
MFA Financial, Inc.	105,609	767,778
NexPoint Residential Trust, Inc.	47,379	1,816,511
PotlatchDeltic Corp.	34,437	1,301,374
PS Business Parks, Inc.	5,212	817,398
Redwood Trust, Inc.	60,034	969,549
Rexford Industrial Realty, Inc.	22,250	796,773
Xenia Hotels & Resorts, Inc.	83,896	1,838,161
		10,641,486
Savings & Loans — 1.0%
Sterling Bancorp	109,962	2,048,592
		36,395,732

Industrial — 10.7%
Aerospace & Defense — 0.5%
Aerojet Rocketdyne Holdings, Inc. (a)	26,578	944,316
Electrical Components & Equipment — 1.4%
EnerSys	36,294	2,364,917
Universal Display Corp.	3,303	504,864
		2,869,781
Electronics — 0.4%
Watts Water Technologies, Inc. Class A	10,306	832,931
Engineering & Construction — 1.2%
Argan, Inc.	46,853	2,340,307
Environmental Controls — 0.4%
Clean Harbors, Inc. (a)	12,074	863,653
Machinery – Diversified — 1.0%
Chart Industries, Inc. (a)	15,038	1,361,240
SPX FLOW, Inc. (a)	22,065	703,873
		2,065,113
Metal Fabricate & Hardware — 1.2%
Advanced Drainage Systems, Inc.	42,261	1,089,066
Rexnord Corp. (a)	57,375	1,442,408
		2,531,474
Miscellaneous – Manufacturing — 3.0%
Actuant Corp. Class A	86,004	2,095,917
Ambarella, Inc. (a) (e)	13,398	578,794
Axon Enterprise, Inc. (a)	9,168	498,831
ITT, Inc.	31,115	1,804,670
John Bean Technologies Corp.	10,883	1,000,039
		5,978,251
Packaging & Containers — 0.5%
Graphic Packaging Holding Co.	80,515	$1,016,905
Transportation — 0.6%
Kirby Corp. (a)	15,226	1,143,625
Trucking & Leasing — 0.5%
GATX Corp.	13,028	994,948
		21,581,304

	Number of Shares	Value
Technology — 14.5%
Computers — 2.2%
EPAM Systems, Inc. (a)	7,248	1,225,854
ForeScout Technologies, Inc. (a)	23,700	993,267
Globant SA (a)	13,603	971,254
Rapid7, Inc. (a)	12,748	645,177
Science Applications International Corp.	7,857	604,596
		4,440,148
Office & Business Equipment — 0.7%
Zebra Technologies Corp. Class A (a)	6,495	1,360,897
Semiconductors — 3.4%
Cohu, Inc.	54,106	798,064
Entegris, Inc.	74,754	2,667,970
Lattice Semiconductor Corp. (a)	76,901	917,429
MKS Instruments, Inc.	5,800	539,690
Tower Semiconductor Ltd. (a)	116,534	1,929,803
		6,852,956
Software — 8.2%
Alteryx, Inc. Class A (a)	6,011	504,143
Bandwidth, Inc. Class A (a)	19,300	1,292,328
Castlight Health, Inc. Class B (a)	110,900	415,875
Cloudera, Inc. (a)	72,013	787,822
Everbridge, Inc. (a)	15,589	1,169,331
Fair Isaac Corp. (a)	3,867	1,050,393
Five9, Inc. (a)	42,876	2,265,139
Guidewire Software, Inc. (a)	9,011	875,509
HubSpot, Inc. (a)	12,045	2,001,999
Omnicell, Inc. (a)	35,587	2,876,853
Pivotal Software, Inc. Class A (a)	54,580	1,137,993
SailPoint Technologies Holding, Inc. (a)	31,480	904,106
SVMK, Inc. (a)	17,800	324,138
Veeva Systems, Inc. Class A (a)	7,785	987,605
		16,593,234
		29,247,235

Utilities — 0.6%
Electric — 0.6%
Black Hills Corp.	17,293	1,280,892

TOTAL COMMON STOCK
(Cost $168,412,897)		195,404,774

The accompanying notes are an integral part of the portfolio of investments.

	Number of Shares	Value
PREFERRED STOCK — 0.2%
Communications — 0.1%
Internet — 0.1%
The Honest Company, Inc., Series D (Acquired 8/03/15, Cost $184,255) (a) (b) (c) (d)	4,027	$150,731
Technology — 0.1%
Software — 0.1%
MarkLogic Corp., Series F (Acquired 4/27/15, Cost $266,732) (a) (b) (c) (d)	22,966	232,186

TOTAL PREFERRED STOCK
(Cost $450,987)		382,917

TOTAL EQUITIES
(Cost $168,863,884)		195,787,691

MUTUAL FUNDS — 2.6%
Diversified Financial Services — 2.6%
iShares Russell 2000 Index Fund	5,327	815,510
State Street Navigator Securities Lending Prime Portfolio (f)	4,508,135	4,508,135
		5,323,645

TOTAL MUTUAL FUNDS
(Cost $5,340,458)		5,323,645

TOTAL LONG-TERM INVESTMENTS
(Cost $174,204,342)		201,111,336

	Principal Amount
SHORT-TERM INVESTMENTS — 3.0%
Repurchase Agreement — 3.0%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/29/19, 1.250%, due 4/01/19 (g)	$6,014,754	6,014,754

TOTAL SHORT-TERM INVESTMENTS
(Cost $6,014,754)		6,014,754

TOTAL INVESTMENTS — 102.7%
(Cost $180,219,096) (h)		207,126,090

Other Assets/(Liabilities) — (2.7)%		(5,416,452)

NET ASSETS — 100.0%		$201,709,638

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Investment was valued using significant unobservable inputs.
(c)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At March 31, 2019, these securities amounted to a value of $612,818 or 0.30% of net assets.
(d)	Restricted security. Certain securities are restricted as to resale. At March 31, 2019, these securities amounted to a value of $612,818 or 0.30% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.
(e)	Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2019, was $4,408,590 or 2.19% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(f)	Represents investment of security lending collateral. (Note 2).
(g)	Maturity value of $6,015,380. Collateralized by U.S. Government Agency obligations with a rate of 1.750%, maturity date of 5/31/22, and an aggregate market value, including accrued interest, of $6,136,899.
(h)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Small Company Value Fund – Portfolio of Investments

March 31, 2019 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.7%

COMMON STOCK — 98.7%
Basic Materials — 3.2%
Chemicals — 1.5%
American Vanguard Corp.	17,500	$301,350
Minerals Technologies, Inc.	9,300	546,747
Quaker Chemical Corp.	2,911	583,161
		1,431,258
Forest Products & Paper — 0.1%
Clearwater Paper Corp. (a)	6,332	123,347
Iron & Steel — 1.2%
Carpenter Technology Corp.	15,700	719,845
Reliance Steel & Aluminum Co.	5,100	460,326
		1,180,171
Mining — 0.4%
Constellium NV Class A (a)	45,187	360,592
		3,095,368
Communications — 4.0%
Internet — 1.2%
Lightspeed POS, Inc. (a)	4,458	68,754
Q2 Holdings, Inc. (a)	7,000	484,820
Upwork, Inc. (a)	2,068	39,582
Zendesk, Inc. (a)	6,525	554,625
		1,147,781
Media — 1.6%
Cable One, Inc.	1,175	1,153,121
Scholastic Corp.	8,900	353,864
		1,506,985
Telecommunications — 1.2%
GTT Communications, Inc. (a) (b)	15,100	523,970
Harmonic, Inc. (a)	125,831	682,004
		1,205,974
		3,860,740
Consumer, Cyclical — 7.7%
Apparel — 0.8%
Steven Madden Ltd.	21,397	724,074
Auto Manufacturers — 0.3%
Blue Bird Corp. (a)	16,600	281,038
Auto Parts & Equipment — 0.8%
Garrett Motion, Inc. (a)	37,624	554,201
Methode Electronics, Inc.	1,000	28,780
Visteon Corp. (a)	3,200	215,520
		798,501
Distribution & Wholesale — 1.9%
Dorman Products, Inc. (a)	10,011	881,869
Pool Corp.	6,000	989,820
		1,871,689

	Number of Shares	Value
Entertainment — 0.3%
Marriott Vacations Worldwide Corp.	3,342	$312,477
Home Builders — 1.1%
Cavco Industries, Inc. (a)	4,900	575,897
LCI Industries	6,496	499,023
		1,074,920
Lodging — 0.6%
The St. Joe Co. (a)	32,543	536,634
Retail — 1.6%
Beacon Roofing Supply, Inc. (a)	9,800	315,168
BJ’s Wholesale Club Holdings, Inc. (a)	8,557	234,462
Express, Inc. (a)	31,000	132,680
Lumber Liquidators Holdings, Inc. (a) (b)	24,941	251,904
Party City Holdco, Inc. (a)	27,255	216,405
PriceSmart, Inc.	3,467	204,137
Red Robin Gourmet Burgers, Inc. (a)	6,900	198,789
		1,553,545
Textiles — 0.3%
Culp, Inc.	16,600	319,218
		7,472,096

Consumer, Non-cyclical — 17.8%
Biotechnology — 0.1%
Ultragenyx Pharmaceutical, Inc. (a)	1,406	97,520
Commercial Services — 7.1%
Aaron’s, Inc.	21,281	1,119,380
American Public Education, Inc. (a)	15,801	475,926
The Brink’s Co.	3,500	263,935
FTI Consulting, Inc. (a)	12,246	940,738
Green Dot Corp. Class A (a)	18,898	1,146,164
Huron Consulting Group, Inc. (a)	5,549	262,024
I3 Verticals, Inc. Class A (a)	15,700	377,114
Monro, Inc.	6,263	541,875
Navigant Consulting, Inc.	9,899	192,733
Rosetta Stone, Inc. (a)	21,475	469,229
Strategic Education, Inc.	7,994	1,049,692
		6,838,810
Foods — 2.9%
Nomad Foods Ltd. (a)	68,800	1,406,960
Post Holdings, Inc. (a)	7,337	802,668
The Simply Good Foods Co. (a)	25,110	517,015
SpartanNash Co.	5,909	93,776
		2,820,419
Health Care – Products — 4.2%
Atrion Corp.	1,530	1,344,381
Avanos Medical, Inc. (a)	18,772	801,189
Patterson Cos., Inc.	6,800	148,580
Quidel Corp. (a)	20,621	1,350,057

The accompanying notes are an integral part of the portfolio of investments.

	Number of Shares	Value
West Pharmaceutical Services, Inc.	4,287	$472,427
		4,116,634
Health Care – Services — 2.8%
The Ensign Group, Inc.	21,199	1,085,177
Molina Healthcare, Inc. (a)	7,188	1,020,408
Select Medical Holdings Corp. (a)	41,000	577,690
		2,683,275
Household Products & Wares — 0.1%
CSS Industries, Inc.	12,293	73,635
Pharmaceuticals — 0.6%
Array BioPharma, Inc. (a)	4,300	104,834
Momenta Pharmaceuticals, Inc. (a)	20,707	300,873
Xencor, Inc. (a)	6,200	192,572
		598,279
		17,228,572
Energy — 5.0%
Energy – Alternate Sources — 0.5%
REX American Resources Corp. (a)	5,387	434,246
Oil & Gas — 2.5%
Centennial Resource Development, Inc. Class A (a)	55,400	486,966
Jagged Peak Energy, Inc. (a) (b)	31,342	328,151
Kosmos Energy Ltd.	47,800	297,794
Matador Resources Co. (a)	28,307	547,174
WPX Energy, Inc. (a)	59,546	780,648
		2,440,733
Oil & Gas Services — 2.0%
Apergy Corp. (a)	4,800	197,088
Frank’s International NV (a) (b)	43,904	272,644
Keane Group, Inc. (a)	58,285	634,724
Oceaneering International, Inc. (a)	10,212	161,043
TETRA Technologies, Inc. (a)	140,400	328,536
Thermon Group Holdings, Inc. (a)	14,800	362,748
		1,956,783
		4,831,762

	Number of Shares	Value
Financial — 32.3%
Banks — 15.0%
Atlantic Capital Bancshares, Inc. (a)	18,070	322,188
BankUnited, Inc.	31,100	1,038,740
BOK Financial Corp.	6,244	509,198
Columbia Banking System, Inc.	26,000	849,940
East West Bancorp, Inc.	12,026	576,887
FB Financial Corp.	15,885	504,508
Glacier Bancorp, Inc.	19,600	785,372
Heritage Commerce Corp.	23,599	285,548
Heritage Financial Corp.	16,309	491,553
Home BancShares, Inc.	82,750	1,453,918
Hope Bancorp, Inc.	35,000	457,800
Howard Bancorp, Inc. (a)	16,742	247,949
Live Oak Bancshares, Inc. (b)	13,622	$199,017
National Bank Holdings Corp. Class A	23,500	781,610
Origin Bancorp, Inc.	10,343	352,179
PCSB Financial Corp.	19,077	373,337
Pinnacle Financial Partners, Inc.	8,965	490,386
Ponce de Leon Federal Bank (a)	18,784	262,037
Popular, Inc.	14,100	735,033
Prosperity Bancshares, Inc.	11,512	795,019
Sterling Bancorp, Inc.	25,001	253,510
SVB Financial Group (a)	1,077	239,482
Texas Capital Bancshares, Inc. (a)	8,900	485,851
Towne Bank	31,467	778,808
Webster Financial Corp.	13,775	697,979
Wintrust Financial Corp.	8,100	545,373
		14,513,222
Diversified Financial Services — 1.5%
Cboe Global Markets, Inc.	2,321	221,516
Houlihan Lokey, Inc.	10,826	496,372
PennyMac Financial Services, Inc.	20,495	455,809
Virtus Investment Partners, Inc.	3,400	331,670
		1,505,367
Insurance — 3.0%
Assured Guaranty Ltd.	5,882	261,337
Employers Holdings, Inc.	10,838	434,712
ProAssurance Corp.	15,675	542,512
Radian Group, Inc.	36,400	754,936
Safety Insurance Group, Inc.	4,600	400,844
State Auto Financial Corp.	16,431	540,909
		2,935,250
Real Estate — 0.7%
McGrath RentCorp	11,399	644,841
Real Estate Investment Trusts (REITS) — 10.2%
Acadia Realty Trust	16,585	452,273
American Campus Communities, Inc.	12,991	618,112
Cedar Realty Trust, Inc.	153,212	520,921
Douglas Emmett, Inc.	12,600	509,292
EastGroup Properties, Inc.	9,697	1,082,573
Healthcare Realty Trust, Inc.	27,200	873,392
JBG SMITH Properties	19,135	791,232
Kilroy Realty Corp.	7,607	577,828
PotlatchDeltic Corp.	15,288	577,733
PS Business Parks, Inc.	5,200	815,516
QTS Realty Trust, Inc. Class A	5,714	257,073
Saul Centers, Inc.	10,300	529,111
Sunstone Hotel Investors, Inc.	49,700	715,680
Terreno Realty Corp.	24,100	1,013,164
Washington Real Estate Investment Trust	19,100	542,058
		9,875,958

The accompanying notes are an integral part of the portfolio of investments.

	Number of Shares	Value
Savings & Loans — 1.9%
Meridian Bancorp, Inc.	34,560	$542,246
United Financial Bancorp, Inc.	24,506	351,661
WSFS Financial Corp.	25,005	965,193
		1,859,100
		31,333,738
Industrial — 15.4%
Aerospace & Defense — 1.5%
MSA Safety, Inc.	4,944	511,210
Triumph Group, Inc.	50,167	956,183
		1,467,393
Building Materials — 0.6%
Universal Forest Products, Inc.	20,200	603,778
Electrical Components & Equipment — 3.1%
Belden, Inc.	28,966	1,555,474
Littelfuse, Inc.	8,012	1,462,030
		3,017,504
Electronics — 1.8%
Brady Corp. Class A	9,377	435,187
Knowles Corp. (a)	44,669	787,514
Mesa Laboratories, Inc.	2,261	521,160
		1,743,861

Engineering & Construction — 0.7%
Aegion Corp. (a)	36,145	635,068
Environmental Controls — 0.7%
Stericycle, Inc. (a)	12,668	689,393
Machinery – Diversified — 0.2%
Cactus, Inc. Class A (a)	5,417	192,845
Metal Fabricate & Hardware — 1.7%
CIRCOR International, Inc. (a)	18,026	587,648
RBC Bearings, Inc. (a)	3,231	410,886
Sun Hydraulics Corp.	13,861	644,675
		1,643,209
Miscellaneous – Manufacturing — 1.9%
ESCO Technologies, Inc.	12,000	804,360
Hillenbrand, Inc.	7,058	293,119
Lydall, Inc. (a)	1,905	44,691
Myers Industries, Inc.	41,194	704,829
		1,846,999
Transportation — 3.2%
Genesee & Wyoming, Inc. Class A (a)	8,993	783,650
International Seaways, Inc. (a)	24,949	427,626
Kirby Corp. (a)	5,050	379,305
Landstar System, Inc.	10,900	1,192,351
Universal Logistics Holdings, Inc.	13,900	273,552
		3,056,484
		14,896,534
Technology — 5.5%
Computers — 1.6%
Conduent, Inc. (a)	46,309	$640,454
Cray, Inc. (a)	4,208	109,618
Cubic Corp.	13,509	759,746
		1,509,818

	Number of Shares	Value
Semiconductors — 2.1%
Cabot Microelectronics Corp.	6,716	751,923
Cypress Semiconductor Corp.	12,655	188,813
Entegris, Inc.	9,155	326,742
MaxLinear, Inc. (a)	22,756	580,961
Rudolph Technologies, Inc. (a)	10,200	232,560
		2,080,999
Software — 1.8%
Ceridian HCM Holding, Inc. (a) (b)	12,631	647,970
Cision Ltd. (a)	43,318	596,489
The Descartes Systems Group, Inc. (a)	2,152	78,290
RealPage, Inc. (a)	7,013	425,619
		1,748,368
		5,339,185
Utilities — 7.8%
Electric — 3.3%
MGE Energy, Inc.	5,700	387,429
NorthWestern Corp.	12,337	868,648
PNM Resources, Inc.	27,560	1,304,690
Portland General Electric Co.	11,464	594,294
		3,155,061
Gas — 3.8%
Atmos Energy Corp.	4,900	504,357
Chesapeake Utilities Corp.	13,100	1,194,851
ONE Gas, Inc.	14,500	1,290,935
RGC Resources, Inc.	4,676	123,961
Southwest Gas Holdings, Inc.	7,449	612,755
		3,726,859
Water — 0.7%
California Water Service Group	11,775	639,201
		7,521,121

TOTAL COMMON STOCK
(Cost $77,494,017)		95,579,116

TOTAL EQUITIES
(Cost $77,494,017)		95,579,116

The accompanying notes are an integral part of the portfolio of investments.

	Number of Shares	Value
MUTUAL FUNDS — 1.0%
Diversified Financial Services — 1.0%
State Street Navigator Securities Lending Prime Portfolio (c)	954,570	$954,570

TOTAL MUTUAL FUNDS
(Cost $954,570)		954,570

TOTAL LONG-TERM INVESTMENTS
(Cost $78,448,587)		96,533,686

SHORT-TERM INVESTMENTS — 1.2%
Mutual Fund — 0.0%
T. Rowe Price Government Reserve Investment Fund	1,043	1,043

	Principal Amount
Repurchase Agreement — 1.2%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/29/19, 1.250%, due 4/01/19 (d)	$1,227,060	1,227,060

TOTAL SHORT-TERM INVESTMENTS
(Cost $1,228,103)		1,228,103

TOTAL INVESTMENTS — 100.9%
(Cost $79,676,690) (e)		97,761,789

Other Assets/(Liabilities) — (0.9)%		(901,473)

NET ASSETS — 100.0%		$96,860,316

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2019, was $928,979 or 0.96% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(c)	Represents investment of security lending collateral. (Note 2).
(d)	Maturity value of $1,227,188. Collateralized by U.S. Government Agency obligations with a rate of 1.875%, maturity date of 4/30/22, and an aggregate market value, including accrued interest, of $1,252,751.
(e)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Small/Mid Cap Value Fund – Portfolio of Investments

March 31, 2019 (Unaudited)

	Number of Shares	Value
EQUITIES — 96.9%

COMMON STOCK — 96.9%
Basic Materials — 2.4%
Chemicals — 1.4%
Orion Engineered Carbons SA	63,067	$1,197,642
Westlake Chemical Corp.	23,314	1,582,088
		2,779,730
Iron & Steel — 0.1%
Carpenter Technology Corp.	3,000	137,550
Mining — 0.9%
Alcoa Corp. (a)	66,380	1,869,261
		4,786,541
Communications — 2.4%
Internet — 0.7%
Criteo SA (a)	68,895	1,379,967
Media — 1.2%
Houghton Mifflin Harcourt Co. (a)	157,480	1,144,880
Scholastic Corp.	30,440	1,210,294
		2,355,174
Telecommunications — 0.5%
Finisar Corp. (a)	43,914	1,017,487
		4,752,628
Consumer, Cyclical — 13.4%
Airlines — 3.6%
Alaska Air Group, Inc.	48,960	2,747,635
Hawaiian Holdings, Inc.	71,714	1,882,493
SkyWest, Inc.	46,120	2,503,855
		7,133,983
Apparel — 1.8%
Capri Holdings Ltd. (a)	33,180	1,517,985
Skechers U.S.A., Inc. Class A (a)	59,398	1,996,367
		3,514,352
Auto Parts & Equipment — 2.1%
Cooper-Standard Holding, Inc. (a)	25,555	1,200,063
Dana, Inc.	62,669	1,111,748
Lear Corp.	13,818	1,875,241
		4,187,052
Home Builders — 2.2%
Lennar Corp. Class A	47,284	2,321,171
Taylor Morrison Home Corp. Class A (a)	121,397	2,154,797
		4,475,968
Office Furnishings — 0.7%
Steelcase, Inc. Class A	103,364	1,503,946
Retail — 3.0%
Bloomin’ Brands, Inc.	90,845	1,857,780
BMC Stock Holdings, Inc. (a)	84,369	1,490,800
The Michaels Cos., Inc. (a)	127,350	$1,454,337
Signet Jewelers Ltd.	48,680	1,322,149
		6,125,066
		26,940,367

	Number of Shares	Value
Consumer, Non-cyclical — 11.5%
Beverages — 1.1%
Cott Corp.	152,614	2,229,690
Commercial Services — 3.1%
Booz Allen Hamilton Holding Corp.	34,294	1,993,853
Quanta Services, Inc.	63,721	2,404,831
Sotheby’s (a)	50,167	1,893,804
		6,292,488
Foods — 4.2%
Ingredion, Inc.	23,519	2,227,014
Nomad Foods Ltd. (a)	153,256	3,134,085
US Foods Holding Corp. (a)	87,340	3,049,040
		8,410,139
Health Care – Services — 3.1%
ICON PLC (a)	15,383	2,101,010
Molina Healthcare, Inc. (a)	17,012	2,415,024
WellCare Health Plans, Inc. (a)	5,932	1,600,157
		6,116,191
		23,048,508
Energy — 6.8%
Oil & Gas — 2.7%
Cimarex Energy Co.	12,064	843,274
Oasis Petroleum, Inc. (a)	205,120	1,238,925
QEP Resources, Inc. (a)	240,151	1,870,776
SM Energy Co.	88,850	1,553,986
		5,506,961
Oil & Gas Services — 4.1%
Dril-Quip, Inc. (a)	38,774	1,777,788
MRC Global, Inc. (a)	99,080	1,731,919
Oil States International, Inc. (a)	79,540	1,348,999
Patterson-UTI Energy, Inc.	130,217	1,825,642
RPC, Inc.	128,237	1,463,184
		8,147,532
		13,654,493
Financial — 33.9%
Banks — 9.9%
Associated Banc-Corp.	88,137	1,881,725
BankUnited, Inc.	84,735	2,830,149
Comerica, Inc.	26,130	1,915,852
Huntington Bancshares, Inc.	91,708	1,162,857
Synovus Financial Corp.	66,370	2,280,473
Texas Capital Bancshares, Inc. (a)	39,294	2,145,059
Umpqua Holdings Corp.	147,508	2,433,882
Webster Financial Corp.	42,863	2,171,868

The accompanying notes are an integral part of the portfolio of investments.

	Number of Shares	Value
Zions Bancorp NA	69,955	$3,176,657
		19,998,522
Diversified Financial Services — 0.8%
OneMain Holdings, Inc.	53,218	1,689,671
Insurance — 10.0%
American Financial Group, Inc.	25,231	2,427,474
Essent Group Ltd. (a)	51,223	2,225,639
Everest Re Group Ltd.	16,608	3,586,664
First American Financial Corp.	47,980	2,470,970
The Hanover Insurance Group, Inc.	12,280	1,402,008
Kemper Corp.	14,033	1,068,473
Old Republic International Corp.	87,903	1,838,931
Reinsurance Group of America, Inc.	25,086	3,561,710
Selective Insurance Group, Inc.	24,367	1,541,944
		20,123,813
Real Estate Investment Trusts (REITS) — 12.0%
American Campus Communities, Inc.	58,942	2,804,460
Camden Property Trust	31,962	3,244,143
Cousins Properties, Inc.	134,535	1,299,608
CubeSmart	95,240	3,051,490
Empire State Realty Trust, Inc. Class A	164,574	2,600,269
MGM Growth Properties LLC Class A	77,827	2,509,921
Park Hotels & Resorts, Inc.	83,204	2,585,980
STAG Industrial, Inc.	96,890	2,872,789
Sun Communities, Inc.	26,377	3,126,202
		24,094,862
Savings & Loans — 1.2%
Sterling Bancorp	124,660	2,322,416
		68,229,284
Industrial — 9.9%
Aerospace & Defense — 0.7%
AAR Corp.	43,093	1,400,953
Electrical Components & Equipment — 0.5%
EnerSys	15,589	1,015,779
Electronics — 1.3%
Avnet, Inc.	61,980	2,688,073
Engineering & Construction — 1.4%
Granite Construction, Inc.	32,829	1,416,571
Tutor Perini Corp. (a)	81,340	1,392,541
		2,809,112
Hand & Machine Tools — 1.1%
Kennametal, Inc.	3,000	110,250
Regal Beloit Corp.	26,760	2,190,841
		2,301,091
Machinery – Construction & Mining — 1.4%
Oshkosh Corp.	19,352	1,453,916
Terex Corp.	43,020	$1,382,232
		2,836,148
Miscellaneous – Manufacturing — 1.0%
Trinseo SA	42,920	1,944,276

	Number of Shares	Value
Packaging & Containers — 2.0%
Graphic Packaging Holding Co.	170,197	2,149,588
Sealed Air Corp.	40,106	1,847,283
		3,996,871
Transportation — 0.5%
Atlas Air Worldwide Holdings, Inc. (a)	18,217	921,052
		19,913,355
Technology — 11.1%
Computers — 4.5%
Amdocs Ltd.	33,598	1,817,988
Genpact Ltd.	68,442	2,407,789
NCR Corp. (a)	96,620	2,636,760
NetScout Systems, Inc. (a)	79,610	2,234,653
		9,097,190
Semiconductors — 2.8%
Cypress Semiconductor Corp.	158,878	2,370,459
Kulicke & Soffa Industries, Inc.	55,700	1,231,527
MaxLinear, Inc. (a)	78,526	2,004,769
		5,606,755
Software — 3.8%
CommVault Systems, Inc. (a)	26,740	1,731,148
Nuance Communications, Inc. (a)	169,638	2,871,971
Verint Systems, Inc. (a)	52,245	3,127,386
		7,730,505
		22,434,450
Utilities — 5.5%
Electric — 4.5%
Alliant Energy Corp.	63,054	2,971,735
Black Hills Corp.	23,872	1,768,199
PNM Resources, Inc.	40,555	1,919,874
Portland General Electric Co.	46,007	2,385,003
		9,044,811
Gas — 1.0%
Southwest Gas Holdings, Inc.	24,160	1,987,401
		11,032,212
TOTAL COMMON STOCK
(Cost $187,505,287)		194,791,838

TOTAL EQUITIES
(Cost $187,505,287)		194,791,838

TOTAL LONG-TERM INVESTMENTS
(Cost $187,505,287)		194,791,838

The accompanying notes are an integral part of the portfolio of investments.

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 2.8%
Repurchase Agreement — 2.8%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/29/19, 1.250%, due 4/01/19 (b)	$5,627,424	$5,627,424

TOTAL SHORT-TERM INVESTMENTS
(Cost $5,627,424)		5,627,424

TOTAL INVESTMENTS — 99.7%
(Cost $193,132,711) (c)		200,419,262

Other Assets/(Liabilities) — 0.3%		556,361

NET ASSETS — 100.0%		$200,975,623

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Maturity value of $5,628,010. Collateralized by U.S. Government Agency obligations with a rate of 2.375%, maturity date of 3/15/22, and an aggregate market value, including accrued interest, of $5,742,225.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Total Return Bond Fund – Portfolio of Investments

March 31, 2019 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 98.3%
BANK LOANS — 0.3%
Advertising — 0.0%
Lamar Media Corp., 2018 Term Loan B, 1 mo. LIBOR + 1.750%
4.250% VRN 3/14/25	$99,000	$98,670
Diversified Financial Services — 0.3%
Delos Finance Sarl, 2018 Term Loan B, 3 mo. LIBOR + 1.750%
4.351% VRN 10/06/23	991,000	989,266

TOTAL BANK LOANS
(Cost $1,090,393)		1,087,936

CORPORATE DEBT — 26.8%
Advertising — 0.0%
Clear Channel International BV
8.750% 12/15/20 (a)	80,002	82,100
Aerospace & Defense — 0.3%
L3 Technologies, Inc.
4.400% 6/15/28	640,000	671,559
Northrop Grumman Corp.
3.250% 1/15/28	640,000	629,313
		1,300,872
Agriculture — 0.2%
BAT Capital Corp.
4.390% 8/15/37	400,000	357,896
4.540% 8/15/47	300,000	262,781
Reynolds American, Inc.
4.450% 6/12/25	195,000	200,447
		821,124
Airlines — 0.5%
Continental Airlines Pass-Through Trust
7.250% 5/10/21	1,536,112	1,568,678
Northwest Airlines Pass-Through Trust
7.041% 10/01/23	348,718	374,345
		1,943,023
Auto Manufacturers — 1.0%
Ford Motor Credit Co. LLC
2.425% 6/12/20	575,000	567,452
3.677% FRN 10/12/21 (b)	405,000	392,390
5.596% 1/07/22	1,246,000	1,285,112
8.125% 1/15/20	805,000	834,321
General Motors Financial Co., Inc.
2.350% 10/04/19	500,000	498,759
2.400% 5/09/19	505,000	504,783
		4,082,817
Auto Parts & Equipment — 0.0%
Panther BF Aggregator 2 LP/Panther Finance Co., Inc.
6.250% 5/15/26 (a) (e)	$120,000	$122,400

	Principal Amount	Value
Banks — 4.2%
Bank of America Corp.
2.738% VRN 1/23/22 (b)	1,085,000	1,080,792
3.004% VRN 12/20/23 (b)	1,274,000	1,268,927
3.093% VRN 10/01/25 (b)	860,000	852,871
4.271% VRN 7/23/29 (b)	1,750,000	1,822,146
Citigroup, Inc.
3.142% VRN 1/24/23 (b)	750,000	752,591
8.500% 5/22/19	1,200,000	1,209,480
The Goldman Sachs Group, Inc. 3.272% VRN 9/29/25 (b)	645,000	636,713
3.814% VRN 4/23/29 (b)	650,000	643,948
4.223% VRN 5/01/29 (b)	195,000	199,290
JP Morgan Chase & Co.
2.950% 10/01/26	895,000	874,254
4.023% VRN 12/05/24 (b)	970,000	1,006,649
4.203% VRN 7/23/29 (b)	750,000	782,380
Lloyds Banking Group PLC
2.907% VRN 11/07/23 (b)	430,000	419,468
3.900% 3/12/24	400,000	405,114
Morgan Stanley
3 mo. USD LIBOR + 0.930%
3.691% FRN 7/22/22	510,000	512,685
Santander UK Group Holdings PLC 3.373% VRN 1/05/24 (b)	645,000	632,121
Santander UK PLC
3.400% 6/01/21	1,250,000	1,259,541
Wells Fargo & Co.
2.625% 7/22/22	195,000	193,565
3.000% 4/22/26	475,000	464,117
3.000% 10/23/26	845,000	823,941
3.550% 9/29/25	725,000	736,932
		16,577,525
Beverages — 0.4%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
4.900% 2/01/46 (a)	600,000	602,631
Anheuser-Busch InBev Worldwide, Inc.
4.000% 4/13/28	435,000	442,330
Bacardi Ltd.
4.700% 5/15/28 (a)	195,000	194,964
5.300% 5/15/48 (a)	210,000	201,275
		1,441,200
Biotechnology — 0.7%
Amgen, Inc.
4.400% 5/01/45	500,000	490,135

The accompanying notes are an integral part of the portfolio of investments.

	Principal Amount	Value
Baxalta, Inc.
2.875% 6/23/20	$216,000	$215,693
Celgene Corp.
3.900% 2/20/28	440,000	449,211
5.000% 8/15/45	750,000	787,041
Gilead Sciences, Inc.
3.650% 3/01/26	525,000	535,287
4.150% 3/01/47	445,000	429,369
		2,906,736
Chemicals — 0.2%
Axalta Coating Systems LLC
4.875% 8/15/24 (a)	150,000	150,188
International Flavors & Fragrances, Inc.
5.000% 9/26/48	570,000	598,352
Valvoline, Inc. 5.500% 7/15/24	200,000	203,500
		952,040
Commercial Services — 0.2%
IHS Markit Ltd.
4.000% 3/01/26 (a)	253,000	252,747
4.750% 2/15/25 (a)	120,000	124,919
4.750% 8/01/28	385,000	402,829
Matthews International Corp. 5.250% 12/01/25 (a)	120,000	115,200
		895,695
Computers — 0.3%
Apple, Inc.
4.650% 2/23/46	850,000	960,345

Cosmetics & Personal Care — 0.0%
First Quality Finance Co., Inc.
5.000% 7/01/25 (a)	174,000	169,220
Diversified Financial Services — 1.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
4.500% 5/15/21	490,000	500,592
Air Lease Corp.
3.500% 1/15/22	575,000	580,272
4.750% 3/01/20 (b)	855,000	868,456
GE Capital International Funding Co. Unlimited Co.
2.342% 11/15/20	725,000	716,017
4.418% 11/15/35	780,000	721,100
Raymond James Financial, Inc.
4.950% 7/15/46	400,000	423,033
		3,809,470

	Principal Amount	Value
Electric — 2.6%
AEP Transmission Co. LLC
3.100% 12/01/26	855,000	845,492
Duke Energy Carolinas LLC
4.000% 9/30/42	1,000,000	1,028,488
Duquesne Light Holdings, Inc.
6.400% 9/15/20 (a)	$1,000,000	$1,043,799
Emera US Finance LP
2.150% 6/15/19	1,068,000	1,065,904
Jersey Central Power & Light Co.
4.700% 4/01/24 (a)	800,000	851,539
6.400% 5/15/36	425,000	506,452
LG&E & KU Energy LLC
4.375% 10/01/21	1,200,000	1,232,613
MidAmerican Energy Co.
4.800% 9/15/43	1,400,000	1,592,444
NextEra Energy Capital Holdings, Inc.
3.218% FRN 5/04/21 (b)	2,000,000	1,999,182
		10,165,913
Entertainment — 0.1%
Churchill Downs, Inc.
5.500% 4/01/27 (a)	242,000	245,388
Foods — 1.1%
Campbell Soup Co.
3.300% 3/15/21	650,000	654,058
Chobani LLC/Chobani Finance Corp., Inc.
7.500% 4/15/25 (a) (c)	85,000	76,181
Conagra Brands, Inc.
5.400% 11/01/48	190,000	191,035
General Mills, Inc.
4.200% 4/17/28 (c)	330,000	342,912
4.700% 4/17/48	160,000	159,755
Kraft Heinz Foods Co.
3.117% FRN 8/09/19 (b)	750,000	750,293
3.950% 7/15/25	500,000	503,872
4.625% 1/30/29	1,020,000	1,049,216
The Kroger Co.
5.400% 1/15/49	225,000	233,145
Pilgrim’s Pride Corp.
5.875% 9/30/27 (a)	152,000	153,140
Post Holdings, Inc.
5.000% 8/15/26 (a)	36,000	35,010
Tyson Foods, Inc. 4.000% 3/01/26	175,000	178,977
		4,327,594
Gas — 0.2%
CenterPoint Energy Resources Corp.
6.250% 2/01/37	595,000	699,536
Southern Co. Gas Capital Corp.
2.450% 10/01/23	100,000	97,167

		796,703

Health Care – Products — 0.5%
Becton Dickinson and Co.
2.404% 6/05/20	440,000	436,848
2.894% 6/06/22	400,000	398,133

The accompanying notes are an integral part of the portfolio of investments.

	Principal Amount	Value
Hologic, Inc.
4.625% 2/01/28 (a)	$160,000	$157,200
Teleflex, Inc.
4.625% 11/15/27	107,000	106,131
Zimmer Biomet Holdings, Inc.
3.375% FRN 3/19/21 (b)	655,000	652,791
		1,751,103
Health Care – Services — 1.5%
Aetna, Inc.
2.800% 6/15/23	485,000	476,275
Anthem, Inc.
3.125% 5/15/22	500,000	504,128
3.300% 1/15/23	530,000	536,192
Catalent Pharma Solutions, Inc.
4.875% 1/15/26 (a)	240,000	237,600
Centene Corp.
5.625% 2/15/21	422,000	428,330
CHS/Community Health Systems, Inc.
8.000% 3/15/26 (a)	83,000	79,680
8.625% 1/15/24 (a)	60,000	60,075
Cigna Holding Co.
3.050% 10/15/27	945,000	892,758
Fresenius Medical Care US Finance II, Inc.
5.625% 7/31/19 (a)	485,000	488,118
HCA, Inc.
5.000% 3/15/24	112,000	118,742
5.375% 2/01/25	79,000	83,740
5.875% 2/01/29	147,000	158,385
6.500% 2/15/20	196,000	201,696
Molina Healthcare, Inc.
5.375% STEP 11/15/22	225,000	233,575
Providence St. Joseph Health Obligated Group
2.746% 10/01/26	845,000	802,501
Tenet Healthcare Corp.
4.375% 10/01/21	200,000	203,480
4.500% 4/01/21	26,000	26,390
4.625% 7/15/24	184,000	184,285
WellCare Health Plans, Inc.
5.375% 8/15/26 (a) (c)	155,000	162,169
		5,878,119
Household Products & Wares — 0.1%
Central Garden & Pet Co.
6.125% 11/15/23	36,000	37,575
5.125% 2/01/28	243,000	222,953
Spectrum Brands, Inc.
5.750% 7/15/25	245,000	246,837
		507,365
Insurance — 0.6%
Berkshire Hathaway Finance Corp.
4.300% 5/15/43	$500,000	$529,141
4.400% 5/15/42	750,000	801,214
Farmers Exchange Capital III
3 mo. USD LIBOR + 3.454%
5.454% VRN 10/15/54 (a)	970,000	952,734
		2,283,089

Internet — 0.0%
Zayo Group LLC/Zayo Capital, Inc.
5.750% 1/15/27 (a)	113,000	112,751

	Principal Amount	Value
Media — 0.8%
CCO Holdings LLC/CCO Holdings Capital Corp.
5.125% 5/01/27 (a)	122,000	122,762
Charter Communications Operating LLC/Charter Communications Operating Capital
3.750% 2/15/28	950,000	915,684
6.484% 10/23/45	200,000	224,201
Comcast Corp.
3.999% 11/01/49	500,000	486,443
4.700% 10/15/48	520,000	563,736
CSC Holdings LLC
5.375% 2/01/28 (a)	200,000	200,500
5.500% 5/15/26 (a)	200,000	205,560
6.500% 2/01/29 (a)	200,000	213,000
DISH DBS Corp.
5.875% 7/15/22	100,000	96,780
Virgin Media Secured Finance PLC
5.250% 1/15/26 (a)	200,000	201,250
		3,229,916
Miscellaneous – Manufacturing — 1.0%
General Electric Co.
5.500% 1/08/20	875,000	893,977
4.625% 1/07/21	1,020,000	1,047,198
4.650% 10/17/21	370,000	383,454
5.550% 1/05/26	580,000	614,029
5.875% 1/14/38	244,000	259,552
Siemens Financieringsmaatschappij NV
2.000% 9/15/23 (a)	550,000	530,065
		3,728,275
Oil & Gas — 0.7%
Antero Resources Corp.
5.000% 3/01/25 (c)	48,000	47,160
5.125% 12/01/22	250,000	251,325
Canadian Natural Resources Ltd.
3.850% 6/01/27	171,000	171,433
Centennial Resource Production LLC
6.875% 4/01/27 (a)	105,000	106,029

The accompanying notes are an integral part of the portfolio of investments.

	Principal Amount	Value
Diamondback Energy, Inc.
4.750% 11/01/24 (a)	$16,000	$16,357
Gulfport Energy Corp.
6.375% 5/15/25	47,000	42,535
KazMunayGas National Co. JSC
5.375% 4/24/30 (d)	200,000	209,536
Matador Resources Co.
5.875% 9/15/26	105,000	104,737
Noble Energy, Inc.
5.250% 11/15/43	140,000	142,753
Parsley Energy LLC / Parsley Finance Corp.
5.375% 1/15/25 (a)	210,000	209,475
Petrobras Global Finance BV
5.750% 2/01/29	200,000	198,100
Petroleos Mexicanos
6.500% 1/23/29	400,000	396,400
Range Resources Corp.
4.875% 5/15/25 (c)	82,000	76,055
5.000% 3/15/23 (c)	75,000	73,500
Shell International Finance BV
4.375% 5/11/45	415,000	453,309
Transocean Guardian Ltd.
5.875% 1/15/24 (a)	143,640	145,795
Transocean Pontus Ltd.
6.125% 8/01/25 (a)	163,485	165,528
Transocean Poseidon Ltd.
6.875% 2/01/27 (a)	54,000	56,160
		2,866,187
Oil & Gas Services — 0.0%
Transocean Proteus Ltd.
6.250% 12/01/24 (a)	66,400	68,143
USA Compression Partners LP / USA Compression Finance Corp.
6.875% 9/01/27 (a)	96,000	97,560
		165,703
Packaging & Containers — 0.7%
Amcor Finance USA, Inc.
3.625% 4/28/26 (a)	650,000	636,481
Ball Corp.
4.375% 12/15/20	350,000	355,740
Graphic Packaging International LLC
4.125% 8/15/24	200,000	195,500
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu
5.750% 10/15/20	591,156	591,895
Sealed Air Corp.
5.500% 9/15/25 (a)	190,000	200,013
Silgan Holdings, Inc.
4.750% 3/15/25	250,000	245,312
WRKCo, Inc.
4.900% 3/15/29	$385,000	$416,685
		2,641,626

	Principal Amount	Value
Pharmaceuticals — 1.1%
AbbVie, Inc.
3.600% 5/14/25	500,000	501,121
Bausch Health Cos., Inc.
5.500% 3/01/23 (a)	67,000	67,335
5.500% 11/01/25 (a)	117,000	119,486
Bayer US Finance Il LLC
4.375% 12/15/28 (a)	850,000	843,992
Cigna Corp.
4.125% 11/15/25 (a)	800,000	827,986
CVS Health Corp.
5.050% 3/25/48	1,090,000	1,098,071
Shire Acquisitions Investments Ireland DAC
1.900% 9/23/19	500,000	497,840
Teva Pharmaceutical Finance Netherlands III BV
1.700% 7/19/19	277,000	275,720
		4,231,551
Pipelines — 1.8%
Energy Transfer Operating LP
5.150% 3/15/45	400,000	384,466
Energy Transfer Operating LP
5.500% 6/01/27	254,000	275,192
5.875% 1/15/24	400,000	436,623
6.250% 4/15/49	244,000	273,300
Florida Gas Transmission Co. LLC
7.900% 5/15/19 (a)	1,000,000	1,005,728
Kinder Morgan, Inc.
4.300% 3/01/28	500,000	516,499
Plains All American Pipeline LP/PAA Finance Corp.
4.650% 10/15/25	600,000	625,099
Rockies Express Pipeline LLC
5.625% 4/15/20 (a)	381,000	389,096
Ruby Pipeline LLC
6.000% 4/01/22 (a)	630,682	616,313
Sabine Pass Liquefaction LLC, Series WI,
5.750% 5/15/24	290,000	319,589
Sunoco Logistics Partners Operations LP
5.400% 10/01/47	644,000	643,218
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
6.875% 1/15/29 (a)	166,000	180,318
TC PipeLines LP
3.900% 5/25/27	500,000	494,460
TransMontaigne Partners LP/TLP Finance Corp.
6.125% 2/15/26	130,000	122,200

The accompanying notes are an integral part of the portfolio of investments.

	Principal Amount	Value
Williams Cos., Inc.
4.500% 11/15/23	$570,000	$598,287
		6,880,388
Real Estate Investment Trusts (REITS) — 2.2%
Alexandria Real Estate Equities, Inc.
3.450% 4/30/25	450,000	447,943
American Campus Communities Operating Partnership LP
3.350% 10/01/20	500,000	501,851
3.750% 4/15/23	650,000	658,767
Boston Properties LP
3.200% 1/15/25	430,000	426,607
Duke Realty LP
3.875% 2/15/21	1,000,000	1,015,352
GLP Capital LP/GLP Financing II, Inc.
5.250% 6/01/25	190,000	199,025
5.300% 1/15/29	310,000	323,516
5.375% 4/15/26	695,000	726,206
HCP, Inc.
3.875% 8/15/24	500,000	509,579
4.250% 11/15/23	500,000	520,996
Healthcare Realty Trust, Inc.
3.750% 4/15/23	235,000	236,542
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.
5.625% 5/01/24	100,000	104,000
SBA Communications Corp.
4.875% 9/01/24	98,000	99,009
SL Green Operating Partnership LP
3.250% 10/15/22	500,000	497,857
Ventas Realty LP
3.500% 2/01/25	1,500,000	1,500,341
Welltower, Inc.
4.000% 6/01/25	830,000	853,569
		8,621,160
Retail — 0.5%
1011778 BC ULC/New Red Finance, Inc.
4.250% 5/15/24 (a)	299,000	296,010
Alimentation Couche-Tard, Inc.
2.700% 7/26/22 (a)	195,000	192,962
The Home Depot, Inc.
3.900% 12/06/28	215,000	228,462
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC
4.750% 6/01/27 (a)	210,000	206,325
Rite Aid Corp.
6.125% 4/01/23 (a) (c)	321,000	264,825
Walgreens Boots Alliance, Inc.
3.800% 11/18/24	400,000	407,673
4.800% 11/18/44	$275,000	$263,555
		1,859,812
Semiconductors — 0.2%
Broadcom Corp./Broadcom Cayman Finance Ltd.
2.375% 1/15/20	750,000	745,988
NXP BV/NXP Funding LLC
4.125% 6/01/21 (a)	200,000	203,840
		949,828

	Principal Amount	Value
Software — 0.1%
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc.
5.750% 3/01/25 (a)	122,000	120,475
SS&C Technologies, Inc.
5.500% 9/30/27 (a)	117,000	118,170
		238,645
Telecommunications — 1.9%
AT&T, Inc.
3.950% 1/15/25	160,000	163,270
4.350% 6/15/45	250,000	229,388
4.800% 6/15/44	1,300,000	1,276,290
5.150% 11/15/46	530,000	543,957
5.250% 3/01/37	425,000	445,279
CommScope Finance LLC
6.000% 3/01/26 (a)	224,000	231,699
Intelsat Jackson Holdings SA
5.500% 8/01/23	171,000	151,762
8.500% 10/15/24 (a)	114,000	110,865
9.750% 7/15/25 (a)	223,000	226,412
Level 3 Financing, Inc.
5.250% 3/15/26	85,000	84,788
5.375% 5/01/25	160,000	161,968
Sprint Capital Corp.
8.750% 3/15/32	65,000	68,582
Sprint Corp.
7.125% 6/15/24	21,000	21,315
7.625% 2/15/25	49,000	49,980
7.625% 3/01/26	104,000	105,404
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC
3.360% STEP 3/20/23 (a)	403,125	403,004
4.738% 9/20/29 (a)	870,000	879,787
T-Mobile USA, Inc.
4.500% 2/01/26	104,000	103,943
4.750% 2/01/28	119,000	117,959
Verizon Communications, Inc.
4.016% 12/03/29 (a)	510,000	524,673
4.329% 9/21/28	300,000	317,261
5.250% 3/16/37	630,000	708,709

The accompanying notes are an integral part of the portfolio of investments.

	Principal Amount	Value
Vodafone Group PLC
4.375% 5/30/28	$420,000	$426,897
		7,353,192
Transportation — 0.1%
Union Pacific Corp.
3.950% 9/10/28	425,000	445,540

TOTAL CORPORATE DEBT
(Cost $104,293,354)		105,344,415

MUNICIPAL OBLIGATIONS — 1.2%
City of New York NY
5.206% 10/01/31	750,000	871,748
Jersey City Municipal Utilities Authority
5.470% 5/15/27	850,000	947,495
Los Angeles Unified School District
5.755% 7/01/29	1,000,000	1,186,400
New York State Dormitory Authority
5.289% 3/15/33	750,000	877,770
State of California
7.950% 3/01/36	850,000	890,570
		4,773,983

TOTAL MUNICIPAL OBLIGATIONS
(Cost $4,946,956)		4,773,983

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 14.8%
Commercial MBS — 1.8%
BAMLL Commercial Mortgage Securities Trust, Series 2018-PARK, Class A,
4.091% VRN 8/10/38 (a) (b)	620,000	662,548
CALI Mortgage Trust, Series 2019-101C, Class A
3.957% 3/10/39 (a)	415,000	436,509
CGRBS Commercial Mortgage Trust, Series 2013-VN05, Class A
3.369% 3/13/35 (a)	420,000	425,842
Citigroup Commercial Mortgage Trust, Series 2013-375P, Class A
3.251% 5/10/35 (a)	340,000	343,755
COMM Mortgage Trust
Series 2016-787S, Class A,
3.545% 2/10/36 (a)	340,000	347,153
Series 2013-300P, Class A1,
4.353% 8/10/30 (a)	325,000	345,234
Core Industrial Trust, Series 2015-CALW, Class A
3.040% 2/10/34 (a)	412,672	415,253
Core Industrial Trust 2015-TEXW, Series 2015-TEXW, Class A
3.077% 2/10/34 (a)	$416,849	$420,647
GS Mortgage Securities Corp Trust, Series 2012-ALOH, Class A
3.551% 4/10/34 (a)	370,000	378,122
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C6, Class A4
2.858% 11/15/45	1,547,432	1,548,923
Morgan Stanley Capital I Trust, Series 2015-420, Class A
3.727% 10/12/50 (a)	400,000	409,321
RBS Commercial Funding, Inc. Trust, Series 2013-GSP, Class A,
3.834% VRN 1/15/32 (a) (b)	330,000	342,951
SFAVE Commercial Mortgage Securities Trust, Series 2015-5AVE, Class A1,
3.872% VRN 1/05/43 (a) (b)	370,000	371,055
Wells Fargo Commercial Mortgage Trust, Series 2010-C1, Class A2
4.393% 11/15/43 (a)	500,000	508,645
		6,955,958

	Principal Amount	Value
Home Equity ABS — 0.9%
Bear Stearns I Trust, Series 2006-HE1, Class 1M1, 1 mo. USD LIBOR + 0.410%
2.896% FRN 12/25/35	153,792	153,732
Citigroup Mortgage Loan Trust, Inc., Series 2006-HE2, Class M1, 1 mo. USD LIBOR + 0.290%,
2.776% FRN 8/25/36	2,400,000	2,345,818
Wells Fargo Home Equity Trust, Series 2004-2, Class M3, 1 mo. USD LIBOR + 1.050%
3.536% FRN 10/25/34	1,135,123	1,129,960
		3,629,510
Other ABS — 2.7%
AIMCO CLO, Series 2014-AA, Class AR, 3 mo. USD LIBOR + 1.100%
3.861% FRN 7/20/26 (a)	266,508	266,501
Countrywide Asset-Backed Certificates, Series 2006-15, Class A3,
4.672% VRN 10/25/46 (b)	927,148	895,256
Dryden XXVI Senior Loan Fund, Series 2013-26A, Class AR,
3.687% FRN 4/15/29 (a) (b)	975,000	965,486
First Frankin Mortgage Loan Trust, Series 2005-FF7, Class M2, 1 mo. USD LIBOR + 0.470%
2.956% FRN 7/25/35	133,997	133,893

The accompanying notes are an integral part of the portfolio of investments.

	Principal Amount	Value
LCM XXI LP, Series 21A, Class AR,
3.641% FRN 4/20/28 (a) (b)	$740,000	$734,958
Madison Park Funding XXX Ltd., Series 2018-30A, Class A,
3.537% FRN 4/15/29 (a) (b)	750,000	736,873
Magnetite VII Ltd., Series 2012-7A, Class A1R2,
3.587% FRN 1/15/28 (a) (b)	1,000,000	986,018
Magnetite XXI Ltd., Series 2019-21A, Class A,
3.909% FRN 4/20/30 (a) (b)	200,000	200,020
Morgan Stanley Capital I, Inc. Trust, Series 2006-HE1, Class A4, 1 mo. USD LIBOR + 0.290%
2.776% FRN 1/25/36	2,003,276	1,963,855
Saxon Asset Securities Trust
Series 2007-2, Class A2C, 1 mo. USD LIBOR + 0.240%
2.726% FRN 5/25/47	2,295,585	1,912,160
Series 2005-1, Class M1, 1 mo. USD LIBOR + 0.690%
3.131% FRN 5/25/35	664,281	656,159
TCI-Flatiron CLO Ltd., Series 2016-1A, Class AR, 3.733% FRN 7/17/28 (a) (b)	225,000	224,913
Voya CLO Ltd., Series 2014-3A, Class A1R,
3.491% FRN 7/25/26 (a) (b)	746,490	743,035
		10,419,127
Student Loans ABS — 4.2%
Access Group, Inc., Series 2015-1, Class A, 1 mo. USD LIBOR + .700%
3.190% FRN 7/25/56 (a)	662,214	644,017
Collegiate Funding Services Education Loan Trust, Series 2005-A, Class A4, 3 mo. USD LIBOR + 0.200%
2.797% FRN 3/28/35	1,500,000	1,448,275
Navient Student Loan Trust, Series 2018-3A, Class A3,
3.286% FRN 3/25/67 (a) (b)	630,000	622,358
Nelnet Student Loan Trust, Series 2015-1A, Class A, 1 mo. USD LIBOR + 0.590%
3.076% FRN 4/25/46 (a)	1,193,108	1,182,517
Pennsylvania Higher Education Assistance Agency, Series 2013-3A, Class A, 1 mo. USD LIBOR + 0.750%
3.236% FRN 11/25/42 (a)	1,064,690	1,067,982
SLC Student Loan Trust, Series 2006-2, Class A6, 3 mo. USD LIBOR + 0.160%
2.771% FRN 9/15/39	2,300,000	2,201,209
SLM Student Loan Trust
Series 2012-7, Class A3, 1 mo. USD LIBOR + 0.650%
3.136% FRN 5/26/26	$933,849	$919,579
Series 2012-2, Class A, 1 mo. USD LIBOR + 0.700%
3.186% FRN 1/25/29	1,069,921	1,052,717
Series 2008-1, Class A4, 3 mo. USD LIBOR + 0.650%
3.421% FRN 1/25/22	891,224	884,873
Series 2012-1, Class A3, 1 mo. USD LIBOR + 0.950%
3.436% FRN 9/25/28	910,466	907,197
Series 2008-6, Class A4, 3 mo. USD LIBOR + 1.100%
3.871% FRN 7/25/23	1,394,256	1,403,415
Series 2008-9, Class A, 3 mo. USD LIBOR + 1.500%
4.271% FRN 4/25/23	1,150,512	1,163,663
Series 2008-5, Class B, 3 mo. USD LIBOR + 1.850%
4.621% FRN 7/25/73	700,000	710,361
Series 2008-9, Class B, 3 mo. USD LIBOR + 2.250%
5.021% FRN 10/25/83	1,430,000	1,465,480
SLM Student Loan Trust 2007-7, Series 2007-7, Class A4, 3 mo. USD LIBOR + 0.330%
3.101% FRN 1/25/22	957,966	940,928
		16,614,571

	Principal Amount	Value
WL Collateral CMO — 5.2%
Alternative Loan Trust, Series 2005-31, Class 2A1, 1 mo. USD LIBOR + 0.300%
2.786% FRN 8/25/35	1,735,001	1,687,403
American Home Mortgage Investment Trust, Series 2005-1, Class 6A, 6 mo. USD LIBOR + 2.000%
4.704% FRN 6/25/45	1,314,524	1,333,001
Banc of America Funding Trust, Series 2016-R1, Class A1,
2.500% VRN 3/25/40 (a) (b)	1,035,742	1,011,119
Chase Mortgage Finance Trust, Series 2007-A1, Class 11A4,
4.100% VRN 3/25/37 (b)	515,237	504,271
Citigroup Mortgage Loan Trust, Series 2005-11, Class A2A, 1 year CMT + 2.400%
4.820% FRN 10/25/35	466,240	473,542
CSMC Trust, Series 2018-RPL9, Class A,
3.850% VRN 9/25/57 (a) (b)	1,891,665	1,938,315

The accompanying notes are an integral part of the portfolio of investments.

	Principal Amount	Value
First Horizon Mortgage Pass-Through Trust, Series 2005-AR5, Class 2A1, 4.671% VRN 11/25/35 (b)	$580,309	$548,698
GS Mortgage-Backed Securities Trust 2018-RPL1, Series 2018-RPL1, Class A1A 3.750% 10/25/57 (a)	1,745,514	1,722,212
HarborView Mortgage Loan Trust, Series 2006-10, Class 1A1A, 1 mo. USD LIBOR + 0.200% 2.682% FRN 11/19/36	2,009,573	1,766,071
Impac CMB Trust, Series 2005-1, Class 1A1, 1 mo. USD LIBOR + 0.520% 3.006% FRN 4/25/35	1,179,323	1,131,425
IndyMac Index Mortgage Loan Trust Series 2006-AR27, Class 1A3, 1 mo. USD LIBOR + 0.270% 2.756% FRN 10/25/36	1,949,236	1,336,499
Series 2005-AR19, Class A1, 3.863% VRN 10/25/35 (b)	1,022,457	963,448
Morgan Stanley Resecuritization Trust, Series 2014-R9, Class 3A, 12 mo. MTA + 0.840% 3.172% FRN 11/26/46 (a)	789,407	771,451
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2005-AR1, Class M1, 1 mo. USD LIBOR + 1.070% 3.556% FRN 2/25/35	1,742,901	1,688,425
Washington Mutual Mortgage Pass-Through Certificates Series 2005-AR13, Class A1A1, 1 mo. USD LIBOR + 0.290% 2.776% FRN 10/25/45	916,460	902,923
Series 2005-AR2, Class 2A21, 1 mo. USD LIBOR + 0.330% 2.816% FRN 1/25/45	887,226	865,349
Series 2006-1 Class 3A2, 5.750% 2/25/36	924,137	869,090
Wells Fargo Mortgage Backed Securities Trust Series 2006-AR8, Class 3A1, 5.005% VRN 4/25/36 (b)	728,141	729,949
Series 2004-DD, Class 2A6, 5.007% VRN 1/25/35 (b)	153,020	152,676
		20,395,867

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $57,043,547)		58,015,033
SOVEREIGN DEBT OBLIGATIONS — 0.1%
Oman Government International Bond 5.625% 1/17/28 (a)	$200,000	$187,452
Russian Foreign Bond 4.750% 5/27/26 (d)	200,000	206,000
		393,452

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $385,300)		393,452

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 30.0%
Collateralized Mortgage Obligations — 2.5%
Federal Home Loan Mortgage Corp. Series 4818, Class CA 3.000% 4/15/48	993,047	988,989
Federal Home Loan Mortgage Corp. Multifamily Structured Pass — Through Certificates Series S8FX, Class A2 3.291% 3/25/27	1,775,000	1,806,014
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates Series K158, Class A3, 3.900% 10/25/33	785,000	842,960
Series 4846, Class PA, 4.000% 6/15/47	1,111,312	1,162,612
Federal Home Loan Mortgage Corp. REMICS Series 4639, Class HZ 2.750% 4/15/53	1,430,447	1,416,941
Federal National Mortgage Association Series 2018-57, Class QA, 3.500% 5/25/46	1,250,722	1,278,879
Series 2018-55, Class PA, 3.500% 1/25/47	724,534	740,321
Government National Mortgage Association Series 2018-124, Class NW, 3.500% 9/20/48	828,334	846,009
3.500% 2/20/49	848,935	866,174
		9,948,899

	Principal Amount	Value
Pass-Through Securities — 27.5%
Federal Home Loan Mortgage Corp. Pool #V61427 2.500% 12/01/31	409,273	407,684
Pool #G16598 2.500% 12/01/31	1,580,971	1,574,834
Pool #G18592 3.000% 3/01/31	534,803	540,878
Pool #G18627 3.000% 1/01/32	1,594,361	1,610,974
Pool #G08710 3.000% 6/01/46	373,557	372,302
Pool #G08715 3.000% 8/01/46	2,862,064	2,852,451
Pool #G08726 3.000% 10/01/46	2,732,957	2,722,924
Pool #G08732 3.000% 11/01/46	962,321	958,788

The accompanying notes are an integral part of the portfolio of investments.

	Principal Amount	Value
Pool #G08737 3.000% 12/01/46	$347,194	$345,919
Pool #G08741 3.000% 1/01/47	2,410,460	2,401,611
Pool #G08791 3.000% 12/01/47	927,086	923,393
Pool #G08795 3.000% 1/01/48	730,934	728,022
Pool #G18713 3.500% 11/01/33	597,766	612,144
Pool #G07848 3.500% 4/01/44	2,386,964	2,455,824
Pool #G60023 3.500% 4/01/45	2,465,237	2,532,503
Pool #G08711 3.500% 6/01/46	1,452,884	1,477,999
Pool #G67700 3.500% 8/01/46	1,364,847	1,398,676
Pool #G08716 3.500% 8/01/46	2,022,784	2,057,749
Pool #G08722 3.500% 9/01/46	349,990	356,040
Pool #G08742 3.500% 1/01/47	1,428,355	1,453,045
Pool #G67703 3.500% 4/01/47	1,956,126	2,002,776
Pool #G08757 3.500% 4/01/47	505,944	514,374
Pool #G67706 3.500% 12/01/47	1,861,870	1,905,109
Pool #G67707 3.500% 1/01/48	4,346,504	4,452,878
Pool #G08800 3.500% 2/01/48	184,729	187,634
Pool #G67710 3.500% 3/01/48	2,866,274	2,923,882
Pool #G67708 3.500% 3/01/48	3,227,096	3,296,998
Pool #G08816 3.500% 6/01/48	2,055,128	2,085,515
Pool #G61556 3.500% 8/01/48	1,449,304	1,479,791
Pool #G60344 4.000% 12/01/45	1,595,985	1,667,587
Pool #G67711 4.000% 3/01/48	1,814,514	1,897,053
Pool #G67713 4.000% 6/01/48	1,865,371	1,946,726
Pool #G67718 4.000% 1/01/49	1,798,191	1,873,244
Pool #G08843 4.500% 10/01/48	950,479	993,192
Pool #G08833 5.000% 7/01/48	528,688	560,521
Pool #G08844 5.000% 10/01/48	567,175	600,882
Federal National Mortgage Association Pool #AM2808 2.700% 3/01/23	375,000	376,872
Pool #AL6829 2.964% 5/01/27	1,114,576	1,114,742
Pool #MA1607 3.000% 10/01/33	666,365	674,169
Pool #AM9188 3.120% 6/01/35	780,000	757,797
Pool #FN0039 3.201% 9/01/27	776,471	794,471
Pool #AN7345 3.210% 11/01/37	1,020,757	1,010,676
Pool #AN4431 3.220% 1/01/27	805,000	825,295
Pool #AM9623 3.340% 7/01/30	755,000	775,363
Pool #AB4262 3.500% 1/01/32	672,012	690,531
Pool #MA1512 3.500% 7/01/33	309,332	317,759
Pool #MA1148 3.500% 8/01/42	2,178,529	2,220,863
Pool #CA0996 3.500% 1/01/48	358,398	365,698
Pool #MA3305 3.500% 3/01/48	130,985	132,998
Pool #BL1132 3.730% 1/01/29	920,000	971,739
Pool #BL0242 3.820% 11/01/30	1,000,000	1,058,886
Pool #466960 3.890% 12/01/20	1,083,837	1,104,193
Pool #MA1146 4.000% 8/01/42	984,581	1,018,752
Pool #MA3027 4.000% 6/01/47	1,110,059	1,149,279
Pool #AS9830 4.000% 6/01/47	1,133,125	1,173,868
Pool #AS9972 4.000% 7/01/47	989,540	1,025,120
Pool #931504 4.500% 7/01/39	95,276	101,553
Pool #CA1710 4.500% 5/01/48	2,440,468	2,552,445
Pool #CA1711 4.500% 5/01/48	816,241	853,693
Pool #CA2208 4.500% 8/01/48	1,587,744	1,657,245
Pool #986268 5.000% 7/01/38	$1,562	$1,687
Pool #AD6374 5.000% 5/01/40	27,085	29,175
Pool #AI2733 5.000% 5/01/41	209,722	225,514
Pool #977014 5.500% 5/01/38	36,397	39,660
Pool #985524 5.500% 6/01/38	29,151	31,765
Pool #988578 5.500% 8/01/38	164,359	179,094
Pool #995482 5.500% 1/01/39	137,048	149,156

	Principal Amount	Value
Federal National Mortgage Association TBA Pool #5650 3.000% 3/02/33 (e)	50,000	50,438
Pool #29986 5.000% 7/30/48 (e)	700,000	739,211
Government National Mortgage Association II Pool #MA4126 3.000% 12/20/46	2,329,435	2,343,217
Pool #MA4718 3.000% 9/20/47	269,930	271,190
Pool #MA4836 3.000% 11/20/47	2,137,814	2,147,790
Pool #MA3521 3.500% 3/20/46	930,530	952,999
Pool #MA3597 3.500% 4/20/46	289,155	296,137
Pool #MA3663 3.500% 5/20/46	435,597	445,843
Pool #MA3937 3.500% 9/20/46	350,860	359,113
Pool #MA4127 3.500% 12/20/46	1,181,846	1,209,275
Pool #MA4262 3.500% 2/20/47	1,410,920	1,443,666
Pool #MA4382 3.500% 4/20/47	394,921	403,840
Pool #MA4719 3.500% 9/20/47	531,900	543,580
Pool #MA4837 3.500% 11/20/47	1,056,817	1,080,024
3.500% 12/20/47	3,875,867	3,960,977
Pool #MA4653 4.000% 8/20/47	211,170	218,464
Pool #MA4838 4.000% 11/20/47	923,318	955,211
Pool #MA4901 4.000% 12/20/47	415,891	430,256
Pool #MA5078 4.000% 3/20/48	1,773,419	1,832,459
Pool #MA5466 4.000% 9/20/48	2,042,077	2,109,423
Pool #MA5399 4.500% 8/20/48	4,389,982	4,559,697
Pool #MA3666 5.000% 5/20/46	263,104	281,364
Pool #MA4199 5.000% 1/20/47	279,007	298,371
Pool #MA4454 5.000% 5/20/47	566,372	597,184
Pool #MA4722 5.000% 9/20/47	754,094	791,820
		107,873,529

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $117,776,742)		117,822,428

U.S. TREASURY OBLIGATIONS — 25.1%
U.S. Treasury Bonds & Notes — 25.1%
U.S. Treasury Bond 3.000% 2/15/49	26,275,000	27,229,111
U.S. Treasury Inflation Index 0.125% 7/15/24	63,593	62,789
0.375% 7/15/25	891,442	890,633
0.750% 7/15/28	1,328,432	1,357,606
U.S. Treasury Note 2.125% 3/31/24	23,230,000	23,100,602
2.375% 2/29/24	9,240,000	9,300,637

The accompanying notes are an integral part of the portfolio of investments.

	Principal Amount	Value
2.500% 1/31/21	$15,055,000	$15,107,221
2.500% 2/28/21	9,275,000	9,311,593
2.500% 1/31/24	2,210,000	2,235,674
2.625% 2/15/29	10,000,000	10,184,375
		98,780,241

TOTAL U.S. TREASURY OBLIGATIONS (Cost $97,406,014)		98,780,241

TOTAL BONDS & NOTES (Cost $382,942,306)		386,217,488

	Number of Shares
MUTUAL FUNDS — 0.3%
Diversified Financial Services — 0.3%
State Street Navigator Securities Lending Prime Portfolio (f)	1,024,135	1,024,135

TOTAL MUTUAL FUNDS (Cost $1,024,135)		1,024,135

TOTAL LONG-TERM INVESTMENTS (Cost $383,966,441)		387,241,623

	Principal Amount
SHORT-TERM INVESTMENTS — 5.6%
Commercial Paper — 0.2%
Ford Motor Credit Co. 3.181% 4/04/19 (a)	$815,000	814,587
Repurchase Agreement — 4.4%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/29/19, 1.250%, due 4/01/19 (g)	17,107,767	17,107,767
U.S. Treasury Bill — 1.0%
U.S. Treasury Bill 0.000% 5/07/19	3,499,000	3,490,651
0.000% 6/20/19 (h)	531,000	528,211
		4,018,862

TOTAL SHORT-TERM INVESTMENTS (Cost $21,940,180)		21,941,216

TOTAL INVESTMENTS — 104.2% (Cost $405,906,621) (i)		409,182,839

Other Assets/(Liabilities) — (4.2)%		(16,363,404)

NET ASSETS — 100.0%		$392,819,435

Abbreviation Legend

ABS	Asset-Backed Security

CLO	Collateralized Loan Obligation

CMO	Collateralized Mortgage Obligation

CMT	Constant Maturity Treasury Index

FRN	Floating Rate Note

MBS	Mortgage-Backed Security

MTA	Monthly Treasury Average Index

STEP	Step Up Bond

TBA	To Be Announced

VRN	Variable Rate Note

WL	Whole Loan

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2019, these securities amounted to a value of $37,901,856 or 9.65% of net assets.

(b)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at March 31, 2019.

(c)	Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2019, was $1,003,149 or 0.26% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).

(d)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At March 31, 2019, these securities amounted to a value of $415,536 or 0.11% of net assets.

(e)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).

(f)	Represents investment of security lending collateral. (Note 2).

(g)	Maturity value of $17,109,549. Collateralized by U.S. Government Agency obligations with a rate of 1.875%, maturity date of 3/31/22, and an aggregate market value, including accrued interest, of $17,451,873.

(h)	A portion of this security is pledged/held as collateral for open futures contracts. (Note 2).

(i)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

Futures contracts at March 31, 2019:

	Expiration Date	Number of Contracts	Notional Amount	Value/Net Unrealized Appreciation/ (Depreciation)
Long
U.S. Treasury Note 2 Year	6/28/19	137	$29,078,359	$115,485
U.S. Treasury Note 5 Year	6/28/19	434	49,800,763	468,643
				$584,128
Short
Euro-BOBL	6/06/19	61	$(9,035,815)	$(74,525)

Swap agreements at March 31, 2019:

Counterparty	Currency	Notional Amount	Expiration Date	Payment Frequency	Payments Made by Fund	Payments Received by Fund	Unrealized Appreciation (Depreciation)	Premium Received (Paid)	Value
Interest Rate Swaps
Centrally Cleared Swaps
	USD	20,975,000	11/21/21	Quarterly/Semi-Annually	3-Month USD - LIBOR - BBA	Fixed 3.071%	$333,801	$-	$333,801

	USD	8,620,000	11/21/24	Semi-Annually/ Quarterly	Fixed 3.082%	3-Month USD - LIBOR - BBA	(325,565)	-	(325,565)

							$8,236	$-	$8,236

Collateral for swap agreements held by Citibank N.A. amounted to $73,381 in cash at March 31, 2019.

Currency Legend

USD	U.S. Dollar

The accompanying notes are an integral part of the portfolio of investments.

Notes to Portfolio of Investments (Unaudited)

1.	The Funds

MML Series Investment Fund (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated December 19, 1984, as restated May 14, 1993, and further amended and restated as of December 15, 2011, as it may be further amended from time to time. The Trust consists of the following series (each individually referred to as a “Fund” or collectively as the “Funds”):

MML Aggressive Allocation Fund (“Aggressive Allocation Fund”)

MML American Funds Core Allocation Fund (“MML American Funds Core Allocation Fund”)

MML American Funds Growth Fund (“MML American Funds Growth Fund”)

MML American Funds International Fund (“MML American Funds International Fund”)

MML Balanced Allocation Fund (“Balanced Allocation Fund”)

MML Blue Chip Growth Fund (“Blue Chip Growth Fund”)

MML Conservative Allocation Fund (“Conservative Allocation Fund”)

MML Equity Income Fund (“Equity Income Fund”)

MML Equity Index Fund (“Equity Index Fund”)

MML Focused Equity Fund (“Focused Equity Fund”)

MML Foreign Fund (“Foreign Fund”)

MML Fundamental Growth Fund (“Fundamental Growth Fund”)

MML Fundamental Value Fund (“Fundamental Value Fund”)

MML Global Fund (“Global Fund”)

MML Growth Allocation Fund (“Growth Allocation Fund”)

MML Growth & Income Fund (“Growth & Income Fund”)

MML Income & Growth Fund (“Income & Growth Fund”)

MML International Equity Fund (“International Equity Fund”)

MML Large Cap Growth Fund (“Large Cap Growth Fund”)

MML Managed Volatility Fund (“Managed Volatility Fund”)

MML Mid Cap Growth Fund (“Mid Cap Growth Fund”)

MML Mid Cap Value Fund (“Mid Cap Value Fund”)

MML Moderate Allocation Fund (“Moderate Allocation Fund”)

MML Small Cap Growth Equity Fund (“Small Cap Growth Equity Fund”)

MML Small Company Value Fund (“Small Company Value Fund”)

MML Small/Mid Cap Value Fund (“Small/Mid Cap Value Fund”)

MML Total Return Bond Fund (“Total Return Bond Fund”)

The Trust makes shares of the Funds available for the investment of assets of various separate investment accounts established by Massachusetts Mutual Life Insurance Company (“MassMutual”) and by life insurance companies which are subsidiaries of MassMutual. Shares of the Trust are not offered to the general public. MassMutual, MML Bay State Life Insurance Company, C.M. Life Insurance Company, and the Allocation Funds (as defined below), which are “funds of funds” series of the Trust, are the record owners of all of the outstanding shares of the Funds.

Each share class of a Fund represents an interest in the same portfolio of assets. The principal difference among the classes is the level of service and administration fees, and shareholder and distribution service expenses borne by the classes. Because each class will have different fees and expenses, performance and share prices will vary between the classes. The classes of shares are offered to different types of investors, as outlined in the Funds’ Prospectus.

The Conservative Allocation Fund, Balanced Allocation Fund, Moderate Allocation Fund, Growth Allocation Fund, and Aggressive Allocation Fund (the “Allocation Funds”) invest their investable assets in shares of series of the Trust and MML Series Investment Fund II (advised by MML Investment Advisers, LLC (“MML Advisers”), a wholly-owned subsidiary of MassMutual), Oppenheimer Funds (advised by OFI Global Asset Management, Inc. (“OFI Global Asset Management”), a majority-owned, indirect subsidiary of MassMutual), and non-affiliated funds (together, the “MML Underlying Funds”).

MML American Funds Growth Fund and MML American Funds International Fund (each a “Feeder Fund,” collectively the “Feeder Funds”) invest all of their assets in Class 1 shares of the Growth and International Funds, respectively, each a series of the American Funds Insurance Series (each a “Master Fund,” collectively the “Master Funds”). Each Master Fund is an open-end investment company and organized as a Massachusetts business trust. Each Feeder Fund has an investment objective that is consistent with its corresponding Master Fund. Each Master Fund intends to comply with the requirements under Subchapter M of the Internal Revenue Code, as amended (the “Code”), applicable to mutual funds and intends to distribute substantially all of its taxable income and capital gains to shareholders, which includes the applicable Feeder Fund, to qualify as a regulated investment company. The performance of the Feeder Funds is directly affected by the performance of the Master Funds. The MML American Funds Core Allocation Fund invests all of its investable assets in shares of various series of American Funds Insurance Series, which are managed by Capital Research and Management Company (together, the “American Underlying Funds” and collectively with the MML Underlying Funds, the “Underlying Funds”).

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed consistently by each Fund in the preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“generally accepted accounting principles”). The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

Investment Valuation

The net asset value of each Fund’s shares is determined once daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), on each day the NYSE is open for trading (a “business day”). The NYSE normally closes at 4:00 p.m. Eastern Time, but may close earlier on some days. If the NYSE is scheduled to close early, the business day will be considered to end as of the time of the NYSE’s scheduled close. A Fund will not treat an intraday disruption in NYSE trading or other event that causes an unscheduled closing of the NYSE as a close of business of the NYSE for these purposes and will instead fair value securities in accordance with procedures approved annually by the Board of Trustees (“Trustees”), and under the general oversight of the Trustees. On holidays and other days when the NYSE is closed, each Fund’s net asset value generally is not calculated and the Funds do not anticipate accepting buy or sell orders. However, the value of each Fund’s assets may still be affected on such days to the extent that a Fund or an Underlying Fund or Master Fund holds foreign securities that trade on days that foreign securities markets are open.

The net asset value of each of the Aggressive Allocation Fund, MML American Funds Core Allocation Fund, MML American Funds Growth Fund, MML American Funds International Fund, Balanced Allocation Fund, Conservative Allocation Fund, Growth Allocation Fund, and Moderate Allocation Fund is based upon the net asset value(s) of its corresponding Master Fund or Underlying Funds. Shares of the Master Fund and Underlying Funds are valued at their closing net asset values as reported on each business day.

The Prospectuses and Statements of Additional Information (“SAIs”) for the Underlying Funds and Master Funds, as applicable, explain the valuation methods for the Underlying Funds and Master Funds, including the circumstances under which the Underlying Funds or Master Funds, may use fair value pricing and the effects of doing so. Such Prospectuses and SAIs are available on the Securities and Exchange Commission’s (“SEC’s”) EDGAR database on its website at http://www.sec.gov.

Equity securities and derivative contracts that are actively traded on a national securities exchange or contract market are valued on the basis of information furnished by a pricing service, which provides the last reported sale price, or, in the case of futures contracts, the settlement price, for securities or derivatives listed on the exchange or contract market or the official closing price on the NASDAQ National Market System (“NASDAQ System”), or in the case of over-the-counter (“OTC”) securities for which an official closing price is unavailable or not reported on the NASDAQ System, the last reported bid price. Portfolio securities traded on more than one national securities exchange are valued at the last price at the close of the exchange representing the principal market for such securities. Debt securities are valued on the basis of valuations furnished by a pricing service, which generally determines valuations taking into account factors such as institutional-size trading in similar securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Shares of other open-end mutual funds are valued at their closing net asset values as reported on each business day.

Investments for which market quotations are readily available are marked to market daily based on those quotations. Market quotations may be provided by third-party vendors or market makers, and may be determined on the basis of a variety of factors, such as broker quotations, financial modeling, and other market data, such as market indexes and yield curves, counterparty information, and foreign exchange rates. U.S. Government and agency securities may be valued on the basis of market quotations or using a model that may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. The fair values of OTC derivative contracts, including forward, swap, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices, may be based on market quotations or may be modeled using a series of techniques, including simulation models, depending on the contract and the terms of the transaction. The fair values of asset-backed securities and mortgage-backed securities are estimated based on models that consider the estimated cash flows of each debt tranche of the issuer, established benchmark yield, and estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche, including, but not limited to, prepayment speed assumptions and attributes of the collateral. Restricted securities are generally valued at a discount to similar publicly traded securities.

Investments for which market quotations are not available or for which a pricing service or vendor does not provide a value, or for which such market quotations or values are considered by the investment adviser or subadviser to be unreliable (including, for example, certain foreign securities, thinly-traded securities, certain restricted securities, certain initial public offerings, or securities whose values may have been affected by a significant event) are stated at fair valuations determined in good faith by the Funds’ Valuation Committee1 in accordance with procedures approved annually by the Trustees, and under the general oversight of the Trustees. The Funds’ Valuation Committee employs various methods to determine fair valuations including a regular review of significant inputs and assumptions and review of any related market activity. The Funds’ Valuation Committee reports to the Trustees at its regularly scheduled meetings. It is possible that fair value prices will be used by the Funds to a significant extent. The value determined for an investment using the Funds’ fair value procedures may differ from recent market prices for the investment and may be significantly different from the value realized upon the sale of such investment.

The Funds and certain Underlying Funds or Master Funds may invest in securities that are traded principally in foreign markets and that trade on weekends and other days when the Funds do not price their shares. As a result, the values of the Funds’ portfolio securities may change on days when the prices of the Funds’ shares are not calculated. The prices of the Funds’ shares will reflect any such changes when the prices of the Funds’ shares are next calculated, which is the next business day. The Funds may use fair value pricing more frequently for securities primarily traded in foreign markets because, among other things, most foreign markets close well before the Funds value their securities. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. The Funds’ investments may be priced based on fair values provided by a third-party vendor, based on certain factors and methodologies applied by such vendor, in the event that there is movement in the U.S. market, between the close of the foreign market and the time the Funds calculate their net asset values. All assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the mean between the buying and selling rates of such currencies against the U.S. dollar at the end of each business day.

[1]	The Valuation Committee consists of the President, Treasurer, Assistant Treasurers, Vice Presidents (except for the CCO), Secretary, and Assistant Secretaries of the Trust, as well as such other members as the Trustees may from time to time designate. The Valuation Committee reviews and determines the fair valuation of portfolio securities and the Funds’ pricing procedures in general.

For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and any other investments fair valued using significant unobservable inputs, as described below, the fair valuation approaches used by third party service providers and/or the Funds’ subadvisers utilize one or a combination of, but not limited to, the following inputs:

Market approach: (i) recent market transactions, including subsequent rounds of financing, in the underlying investment or comparable issuers; (ii) recapitalizations and other transactions across the capital structure; and (iii) market multiples of comparable issuers.

Income approach: (i) future cash flows discounted to present value and adjusted as appropriate for liquidity, credit, and/or market risks; (ii) quoted prices for similar investments or assets in active markets; and (iii) other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts, and/or default rates.

Cost approach: (i) audited or unaudited financial statements, investor communications, and financial or operational metrics issued by the Private Company; (ii) changes in the valuation of relevant indices or publicly traded companies comparable to the Private Company; (iii) relevant news and other public sources; and (iv) known secondary market transactions in the Private Company’s interests and merger or acquisition activity in companies comparable to the Private Company.

Investments in series of preferred stock issued by Private Companies are typically valued utilizing Market approach in determining the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Valuation techniques such as the current value method (“CVM”), an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), or a hybrid of those techniques are used in allocating enterprise value of the company, as deemed appropriate under the circumstances. The CVM allocates value among the various parts of a company’s capital structure assuming that the value of convertible preferred stock is represented by the most favorable claim the preferred stockholders have on the enterprise value as of the valuation date. The use of OPM and PWERM techniques involve a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.

The Private Companies are not subject to the public company disclosure, timing, and reporting standards as other investments held by a Fund. Typically, the most recently available information for a Private Company is as of a date that is earlier than the date a Fund is calculating its net asset value. This factor may result in a difference between the value of the investment and the price a Fund could receive upon the sale of the investment.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-tier hierarchy is utilized to maximize the use of observable market data inputs and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

Level 1 – quoted prices (unadjusted) in active markets for identical investments that the Funds can access at the measurement date

The types of assets and liabilities categorized in Level 1 generally include actively traded domestic and certain foreign equity securities, derivatives actively traded on a national securities exchange (such as some warrants, rights, futures, and options), and shares of open-end mutual funds.

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

The types of assets and liabilities categorized in Level 2 generally include debt securities such as U.S. Government and agency securities, mortgage-backed securities, asset-backed securities, municipal obligations, sovereign debt obligations, bank loans, corporate bonds, and those securities valued at amortized cost; OTC derivatives such as swaps, options, swaptions, and forward foreign currency exchange contracts; broker quoted securities which may include brokers’ assumptions; and non-exchange traded equity securities and foreign equity securities traded on particular foreign exchanges that close before the Funds determine their net asset values.

Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The types of assets and liabilities categorized in Level 3 generally include securities for which prices, spreads, or any of the other aforementioned significant inputs are unobservable. Generally, securities whose trading has been suspended or that have been de-listed from their current primary trading exchange; securities in default or bankruptcy proceedings for which there is no current market quotation; and any securities acquired in a non-public offering for which there is no active market are categorized in Level 3.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the overall fair value measurement.

The Aggressive Allocation Fund, MML American Funds Core Allocation Fund, MML American Funds Growth Fund, MML American Funds International Fund, Balanced Allocation Fund, Conservative Allocation Fund, Growth Allocation Fund, and Moderate Allocation Fund characterized all investments at Level 1, as of March 31, 2019. The Fundamental Value Fund, Income & Growth Fund, and Small/Mid Cap Value Fund characterized all long-term investments at Level 1, and all short-term investments at Level 2, as of March 31, 2019. For each Fund noted in the preceding sentences, the level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The following is the aggregate value by input level, as of March 31, 2019, for the remaining Funds’ investments:

	Level 1	Level 2		Level 3		Total
Blue Chip Growth Fund
Asset Investments
Common Stock	$388,379,538	$9,283,680	*	$775,038	**	$398,438,256
Mutual Funds	713,465	-		-		713,465
Short-Term Investments	1,053	1,954,014		-		1,955,067
Total Investments	$389,094,056	$11,237,694		$775,038		$401,106,788

	Level 1	Level 2		Level 3	Total
Equity Income Fund
Asset Investments
Common Stock	$416,063,782	$16,163,881	*	$-	$432,227,663
Preferred Stock	11,646,581	-		-	11,646,581
Corporate Debt	-	3,470,288		-	3,470,288
Mutual Funds	4,044,304	-		-	4,044,304
Short-Term Investments	1,051	9,928,233		-	9,929,284
Total Investments	$431,755,718	$29,562,402		$-	$461,318,120

Equity Index Fund
Asset Investments
Common Stock	$660,860,068	$-		$-	$660,860,068
Mutual Funds	128,304	-		-	128,304
Short-Term Investments	-	7,478,529		-	7,478,529
Total Investments	$660,988,372	$7,478,529		$-	$668,466,901

Asset Derivatives
Futures Contracts	$186,294	$-		$-	$186,294

Focused Equity Fund
Asset Investments
Common Stock	$68,958,113	$3,288,720	*	$-	$72,246,833
Short-Term Investments	-	1,569,435		-	1,569,435
Total Investments	$68,958,113	$4,858,155		$-	$73,816,268

Foreign Fund
Asset Investments
Common Stock*
Canada	$6,602,881	$-		$-	$6,602,881
Cayman Islands	4,643,824	9,138,079		-	13,781,903
China	-	8,499,307		-	8,499,307
Denmark	-	5,640,756		-	5,640,756
France	-	41,811,723		-	41,811,723
Germany	-	36,428,899		-	36,428,899
Hong Kong	-	8,157,350		-	8,157,350
Ireland	-	10,371,098		-	10,371,098
Israel	5,241,322	-		-	5,241,322
Italy	-	9,810,663		-	9,810,663
Japan	-	39,483,159		-	39,483,159
Luxembourg	-	5,625,496		-	5,625,496
Netherlands	4,233,881	12,042,006		-	16,275,887
Norway	-	3,188,453		-	3,188,453
Republic of Korea	3,265,579	11,288,121		-	14,553,700
Singapore	-	4,945,729		-	4,945,729
Switzerland	-	20,860,491		-	20,860,491
Taiwan	-	5,130,159		-	5,130,159
Thailand	-	4,014,465		-	4,014,465
United Kingdom	4,308,351	44,605,838		-	48,914,189
Mutual Funds	104,222	-		-	104,222
Short-Term Investments	-	5,419,457		-	5,419,457
Total Investments	$28,400,060	$286,461,249		$-	$314,861,309

	Level 1	Level 2		Level 3	Total
Fundamental Growth Fund
Asset Investments
Common Stock	$106,496,247	$1,175,325	*	$-	$107,671,572
Short-Term Investments	-	1,031,702		-	1,031,702
Total Investments	$106,496,247	$2,207,027		$-	$108,703,274

Global Fund
Asset Investments
Common Stock*
Austria	$-	$812,185		$-	$812,185
Brazil	736,031	-		-	736,031
Canada	4,383,982	-		-	4,383,982
Cayman Islands	-	448,194		-	448,194
Denmark	-	1,597,572		-	1,597,572
France	-	23,815,369		-	23,815,369
Germany	-	9,380,963		-	9,380,963
Ireland	13,413,785	3,522,744		-	16,936,529
Israel	3,151,119	-		-	3,151,119
Japan	-	6,293,217		-	6,293,217
Mexico	618,817	-		-	618,817
Netherlands	1,050,299	5,034,306		-	6,084,605
Republic of Korea	-	1,832,840		-	1,832,840
Spain	-	2,798,543		-	2,798,543
Sweden	-	5,350,891		-	5,350,891
Switzerland	-	17,187,576		-	17,187,576
Thailand	-	465,154		-	465,154
United Kingdom	3,704,424	17,757,804		-	21,462,228
United States	104,793,187	-		-	104,793,187
Short-Term Investments	-	1,849,576		-	1,849,576
Total Investments	$131,851,644	$98,146,934		$-	$229,998,578

Growth & Income Fund
Asset Investments
Common Stock	$133,841,314	$7,193,949	*	$-	$141,035,263
Short-Term Investments	-	1,175,984		-	1,175,984
Total Investments	$133,841,314	$8,369,933		$-	$142,211,247

International Equity Fund
Asset Investments
Common Stock*
Australia	$-	$3,772,004		$-	$3,772,004
Canada	2,882,788	-		-	2,882,788
Cayman Islands	1,975,727	-		-	1,975,727
France	-	19,466,484		-	19,466,484
Germany	-	28,798,171		-	28,798,171
India	-	960,098		-	960,098
Indonesia	-	2,280,704		-	2,280,704
Ireland	6,053,962	-		-	6,053,962
Italy	-	6,002,271		-	6,002,271
Japan	-	8,880,168		-	8,880,168

	Level 1	Level 2		Level 3		Total

International Equity Fund (Continued)
Asset Investments (Continued)
Common Stock* (Continued)
Mexico	$1,468,768	$-		$-		$1,468,768
Netherlands	-	13,234,243		-		13,234,243
Republic of Korea	-	4,970,713		-		4,970,713
South Africa	-	3,741,452		-		3,741,452
Sweden	-	11,626,697		-		11,626,697
Switzerland	-	15,222,738		-		15,222,738
Taiwan	-	2,127,983		-		2,127,983
United Kingdom	4,027,886	33,970,914		-		37,998,800
Mutual Funds	230,770	-		-		230,770
Short-Term Investments	-	4,196,450		-		4,196,450
Total Investments	$16,639,901	$159,251,090		$-		$175,890,991
Asset Derivatives
Forward Contracts	$-	$146,578		$-		$146,578
Liability Derivatives
Forward Contracts	$-	$(6,453)		$-		$(6,453)
Large Cap Growth Fund
Asset Investments
Common Stock	$97,282,256	$2,656,422		$-		$99,938,678
Short-Term Investments	-	628,619		-		628,619
Total Investments	$97,282,256	$3,285,041		$-		$100,567,297

Managed Volatility Fund
Asset Investments
Common Stock	$153,803,341	$-		$-		$153,803,341
Corporate Debt	-	-		-	+,**	-
Purchased Options	479,273	-		-		479,273
Short-Term Investments	-	3,212,712		-		3,212,712
Total Investments	$154,282,614	$3,212,712		$-		$157,495,326

Liability Derivatives
Written Options	$(3,526,390)	$-		$-		$(3,526,390)

Mid Cap Growth Fund
Asset Investments
Common Stock	$438,179,114	$-		$1,307,593	**	$439,486,707
Preferred Stock	-	-		3,327,527	**	3,327,527
Mutual Funds	1,580,003	-		-		1,580,003
Short-Term Investments	8,032,903	17,810,906		-		25,843,809
Total Investments	$447,792,020	$17,810,906		$4,635,120		$470,238,046

Mid Cap Value Fund
Asset Investments
Common Stock	$378,959,608	$23,538,593	*	$-		$402,498,201
Mutual Funds	12,760,776	-		-		12,760,776
Short-Term Investments	-	6,240,156		-		6,240,156
Total Investments	$391,720,384	$29,778,749		$-		$421,499,133

	Level 1	Level 2	Level 3		Total

Mid Cap Value Fund (Continued)
Asset Derivatives
Forward Contracts	$-	$228,857	$-		$228,857
Liability Derivatives
Forward Contracts	$-	$(8,434)	$-		$(8,434)

Small Cap Growth Equity Fund
Asset Investments
Common Stock	$195,174,873	$-	$229,901	**	$195,404,774
Preferred Stock	-	-	382,917	**	382,917
Mutual Funds	5,323,645	-	-		5,323,645
Short-Term Investments	-	6,014,754	-		6,014,754
Total Investments	$200,498,518	$6,014,754	$612,818		$207,126,090

Small Company Value Fund
Asset Investments
Common Stock	$95,579,116	$-	$-		$95,579,116
Mutual Funds	954,570	-	-		954,570
Short-Term Investments	1,043	1,227,060	-		1,228,103
Total Investments	$96,534,729	$1,227,060	$-		$97,761,789

Total Return Bond Fund
Asset Investments
Bank Loans	$-	$1,087,936	$-		$1,087,936
Corporate Debt	-	105,344,415	-		105,344,415
Municipal Obligations	-	4,773,983	-		4,773,983
Non-U.S. Government Agency Obligations	-	58,015,033	-		58,015,033
Sovereign Debt Obligations	-	393,452	-		393,452
U.S. Government Agency Obligations and Instrumentalities	-	117,822,428	-		117,822,428
U.S. Treasury Obligations	-	98,780,241	-		98,780,241
Mutual Funds	1,024,135	-	-		1,024,135
Short-Term Investments	-	21,941,216	-		21,941,216
Total Investments	$1,024,135	$408,158,704	$-		$409,182,839
Asset Derivatives
Futures Contracts	$584,128	$-	$-		$584,128
Swap Agreements	-	333,801	-		333,801
Total	$584,128	$333,801	$-		$917,929
Liability Derivatives
Futures Contracts	$(74,525)	$-	$-		$(74,525)
Swap Agreements	-	(325,565)	-		(325,565)
Total	$(74,525)	$(325,565)	$-		$(400,090)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments after the close of trading in their applicable foreign markets, as applicable.

**	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund(s). Level 3 investments at the end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended March 31, 2019 is not presented.

+	Represents a security at $0 value as of March 31, 2019.

The Funds, with the exception of the Global Fund, had no transfers between Levels of the fair value hierarchy during the period ended March 31, 2019. The Global Fund had transfers between Levels of the fair value hierarchy during the period ended March 31, 2019; however, none of the transfers individually or collectively had a material impact on the Funds. The Funds recognize transfers between the Levels as of the beginning of the year.

Derivative Instruments

Derivatives are financial instruments whose values are based on the values of one or more indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. Losses from derivatives can be substantially greater than their original cost and can sometimes be unlimited. A Fund may not be able to close out a derivative transaction at a favorable time or price. For those Funds that held derivatives at March 31, 2019, the following table shows how the Fund used these types of derivatives during the period (marked with an “A”), as well as additional uses, if any, it may have for them in the future (marked with an “M”).

Type of Derivative and Objective for Use	Equity Index Fund	International Equity Fund	Managed Volatility Fund	Mid Cap Value Fund	Total Return Bond Fund
Foreign Currency Exchange Transactions
Hedging/Risk Management		A		A
Futures Contracts
Hedging/Risk Management					A
Duration/Credit Quality Management					A
Substitution for Direct Investment	A				M
Interest Rate Swaps***
Hedging/Risk Management					A
Duration Management					A
Options (Purchased)
Hedging/Risk Management			A
Options (Written)
Hedging/Risk Management			A
Income			A
*	Includes any options purchased or written, futures contracts, forward contracts, and swap agreements, if applicable.
**	Includes any options purchased or written on futures contracts, if applicable.
***	Includes any caps, floors, and collars, and related purchased or written options, if applicable.

At March 31, 2019, the Fund(s) had the following derivatives and transactions in derivatives, grouped into the indicated risk categories:

	Equity Risk	Foreign Exchange Risk	Interest Rate Risk	Total
Equity Index Fund
Asset Derivatives
Futures Contracts	$186,294	$-	$-	$186,294

International Equity Fund
Asset Derivatives
Forward Contracts	$-	$146,578	$-	$146,578
Liability Derivatives
Forward Contracts	$-	$(6,453)	$-	$(6,453)

Managed Volatility Fund
Asset Derivatives
Purchased Options	$479,273	$-	$-	$479,273
Liability Derivatives
Written Options	$(3,526,390)	$-	$-	$(3,526,390)

Mid Cap Value Fund
Asset Derivatives
Forward Contracts	$-	$228,857	$-	$228,857
Liability Derivatives
Forward Contracts	$-	$(8,434)	$-	$(8,434)

Total Return Bond Fund
Asset Derivatives
Futures Contracts	$-	$-	$584,128	$584,128
Swap Agreements	-	-	333,801	333,801
Total Value	$-	$-	$917,929	$917,929
Liability Derivatives
Futures Contracts	$-	$-	$(74,525)	$(74,525)
Swap Agreements	-	-	(325,565)	(325,565)
Total Value	$-	$-	$(400,090)	$(400,090)

At March 31, 2019, the number of contracts, notional amounts, or shares/units for each derivative type was as follows:

	Number of Contracts, Notional Amounts or Shares/Units†
Fund Name	Futures Contracts	Forward Contracts	Swap Agreements	Purchased Options	Written Options
Equity Index Fund	57	$-	$-	-	-
International Equity Fund	-	3,551,267	-	-	-
Managed Volatility Fund	-	-	-	541	541

Notes to Portfolio of Investments (Unaudited) (Continued)

	Number of Contracts, Notional Amounts or Shares/Units†
Fund Name	Futures Contracts	Forward Contracts	Swap Agreements	Purchased Options	Written Options
Mid Cap Value Fund	-	$25,276,639	$-	-	-
Total Return Bond Fund	632	-	29,595,000	-	-
†	Amount(s) disclosed represent number of contracts for futures contracts, notional amounts for forward contracts and swap agreements, or shares/units outstanding for purchased options and written options, based on absolute values, at March 31, 2019.

Further details regarding the derivatives and other investments held by the Fund(s) at March 31, 2019, are discussed below.

Foreign Currency Exchange Transactions

A Fund may engage in foreign currency exchange transactions for hedging purposes in order to protect against uncertainty in the level of future foreign currency exchange rates, or for other, non-hedging purposes.

A Fund may enter into foreign currency exchange transactions, including foreign currency forward contracts. These contracts call for the Fund to deliver in the future an amount of one currency in return for an amount of another currency, at an exchange rate determined at the time the contract is entered into. Forward contracts are private contractual arrangements and a Fund is subject to the risk that its counterparty will not, or will not be able to, perform its obligations. This type of arrangement may require the Fund to post margin. A Fund may enter into foreign currency exchange transactions in order to hedge against changes in the values of the assets or liabilities denominated in one or more foreign currencies, or otherwise to increase or reduce a Fund’s exposure to various foreign currencies. The use of foreign currency exchange transactions may create investment leverage.

Whenever a Fund enters into a foreign currency exchange transaction, it is subject to the risk that the value of the transaction will move in a direction unfavorable to it. When the Fund uses the transactions for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part. If a Fund enters into foreign currency exchange transactions other than for hedging purposes (for example, seeking to profit from an anticipated change in the values of currencies by creating directional exposures in the portfolio with respect to one or more currencies), it will generally be subject to the same risks, but is less likely to have assets or liabilities that will offset any losses on the transactions. There can be no assurance that a Fund will be able to terminate any foreign currency exchange transaction prior to its maturity in order to limit its loss on the transaction.

Forward foreign currency contracts are marked to market daily and the change in their value is recorded by the Funds as an unrealized gain or loss. Forward foreign currency contracts are valued at the settlement price established through dealers or other market sources on the day which they are traded. When a forward foreign currency contract is extinguished, through delivery or offset by entering into another forward foreign currency contract, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished or offset. The notional or contractual amounts of these instruments do not necessarily represent the amounts potentially subject to risk. The measurement of the risk associated with these instruments is meaningful only when all related and offsetting transactions and counterparty risks are considered.

A Fund’s current exposure to a counterparty is the unrealized appreciation on the contract.

Futures Contracts

A Fund may seek to manage a variety of different risks, such as interest rate risk, equity price risk, and currency risk, through the use of futures contracts. A Fund may use interest rate futures contracts to adjust the interest rate sensitivity (duration) of its portfolio or the credit exposure of the portfolio. Interest rate futures contracts obligate the long or short holder to take or make delivery of a specified quantity of a financial instrument, such as a specific fixed-income security, during a specified future period at a specified price. A Fund may use index futures contracts to hedge against broad market risks to its portfolio or to gain broad market exposure when it holds uninvested cash or as an inexpensive substitute for cash investments directly in securities or other assets, including commodities and precious metals. Securities index futures contracts are contracts to buy or sell units of a securities index at a specified future date at a price agreed upon when the contract is made and are settled in cash. Positions in futures contracts may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Because futures contracts are exchange-traded, they typically have minimal exposure to counterparty risk.

Parties to a futures contract are not required to post the entire notional amount of the contract, but rather a small percentage of that amount (by way of margin), both at the time they enter into futures transactions, and then on a daily basis if their positions decline in value; as a result, futures contracts are highly leveraged. Such payments are known as variation margin and are recorded by the Funds as unrealized gains or losses. Because futures markets are highly leveraged, they can be extremely volatile, and there can be no assurance that the pricing of a futures contract will correlate precisely with the pricing of the asset or index underlying it or the asset or liability of the Fund that is the subject of the hedge. It may not always be possible for a Fund to enter into a closing transaction with respect to a futures contract it has entered into, at a favorable time or price. When a Fund enters into a futures transaction, it is subject to the risk that the value of the futures contract will move in a direction unfavorable to it. When a Fund uses futures contracts for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part.

When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Swap Agreements

Swap agreements are typically two-party contracts entered into primarily by institutional investors. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments or rates, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or in a “basket” of securities representing a particular index).

Interest Rate Swaps. When a Fund enters into an interest rate swap, it typically agrees to make payments to its counterparty based on a specified long- or short-term interest rate, and will receive payments from its counterparty based on another interest rate. Other forms of interest rate swap agreements include, among others, interest rate caps, under which, in return for a specified payment stream, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; interest rate floors, under which, in return for a specified payment stream, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels. A Fund may enter into an interest rate swap in order, for example, to hedge against the effect of interest rate changes on the value of specific securities in its portfolio, or to adjust the interest rate sensitivity (duration) or the credit exposure of its portfolio overall, or otherwise as a substitute for a direct investment in debt securities.

Whenever a Fund enters into a swap agreement, it takes on counterparty risk — the risk that its counterparty will be unable or unwilling to meet its obligations under the swap agreement. The Fund also takes the risk that the market will move against its position in the swap agreement. In the case of an interest rate swap, the value of the swap may increase or decrease depending on changes in interest rates. When the Fund enters into any type of swap for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the swap, at least in part. Swap agreements may be non-transferable or otherwise highly illiquid, and a Fund may not be able to terminate or transfer a swap agreement at any particular time or at an acceptable price.

Centrally Cleared Swaps. Certain clearinghouses currently offer clearing for limited types of derivatives transactions, principally certain interest rate swaps, certain index swaps, and credit derivatives. In a cleared derivative transaction, a Fund typically enters into the transaction with a financial institution counterparty, and performance of the transaction is effectively guaranteed by a central clearinghouse, thereby reducing or eliminating the Fund’s exposure to the credit risk of its original counterparty. The Fund will be required to post amounts (“initial margin”) with the clearinghouse or at the instruction of the clearinghouse. The initial margin required by a clearinghouse may be greater than the initial margin the Fund would be required to post in an uncleared transaction. If cash is deposited as the initial margin, it is shown as collateral on a Fund’s Statement of Assets and Liabilities. Swap agreements are marked-to-market daily and subsequent payments (“variation margin”) are made or received by a Fund depending on whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on a Fund’s Statement of Assets and Liabilities (“Variation margin on open derivative instruments”) and as a component of net change in unrealized appreciation (depreciation) on a Fund’s Statement of Operations. Only a limited number of transaction types are currently eligible for clearing.

During the term of a swap transaction, changes in the value of the swap are recognized as unrealized gains or losses by marking to market to reflect the market value of the swap. When the swap is terminated, a Fund will record a realized gain or loss equal to the difference, if any, between the proceeds from (or cost of) the closing transaction and a Fund’s basis in the agreement. Upfront swap premium payments paid or received by a Fund, if any, are recorded within the value of the open swap agreement on the Fund’s Statement of Assets and Liabilities and represent payments paid or received upon entering into the swap agreement to compensate for differences between stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, and other relevant factors). These upfront payments are recorded as realized gain or loss on the Fund’s Statement of Operations upon termination or maturity of the swap agreement.

During the term of a swap transaction, the periodic net payments can be made for a set period of time or may be triggered by a predetermined credit event. The net periodic payments may be based on a fixed or variable interest rate, the change in market value of a specified security, basket of securities or index, or the return generated by a security.

A Fund’s current exposure to a counterparty is the fair value of the transaction.

Options

A Fund may purchase and sell put and call options on securities or an index of securities to enhance investment performance or to protect against changes in market prices. A Fund that invests in debt securities may also purchase and sell put and call options to adjust the interest rate sensitivity of its portfolio or the credit exposure of the portfolio.

Call Options. A call option gives the holder the right to purchase, and obligates the writer to sell, a security at the strike price at any time before the expiration date.

Put Options. A put option gives the holder the right to sell, and obligates the writer to buy, a security at the exercise price at any time before the expiration date.

Writing put and call options. A Fund may write call options on a security it owns, in a “directional” strategy hoping to realize a greater current return through the receipt of premiums. In return for the option premium, the Fund takes the risk that it will have to forego any increase in the value of the security over the strike price. When a Fund has written a call option on a security it does not own, its exposure on such an option is theoretically unlimited. A Fund may enter into closing purchase transactions in order to realize a profit or limit a loss on a previously written call option or, in the case of a call option on a security it owns, to free itself to sell the underlying security or to write another call on the security, or protect a security from being called in an unexpected market rise. Any profits from a closing purchase transaction in the case of a call option on a security a Fund owns may be offset by a decline in the value of the underlying security. Conversely, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from a closing purchase transaction relating to a call option on a security a Fund owns is likely to be offset in whole or in part by unrealized appreciation of the underlying security owned by the Fund. A Fund may not be able to close out a call option that it has previously written. A Fund may write put options in order to enhance its current return by taking a long directional position as to a security or index of securities. By writing a put option, the Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market value, resulting in a potential capital loss unless the security later appreciates in value. A Fund may terminate a put option that it has written before it expires by entering into a closing purchase transaction. Any loss from this transaction may be partially or entirely offset by the premium received on the terminated option. A Fund may not be able to close out a put option that it has previously written.

When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amount paid on the underlying investment to determine the realized gain or loss.

Purchasing put and call options. A Fund may purchase put options to protect portfolio holdings against a decline in market value of a security or securities held by it. A Fund may also purchase a put option hoping to profit from an anticipated decline in the value of the underlying security. If the Fund holds the security underlying the option, the option premium and any transaction costs will reduce any profit the Fund might have realized had it sold the underlying security instead of buying the put option. A Fund may purchase call options to hedge against an increase in the price of securities that the Fund wants ultimately to buy. A Fund may also purchase a call option as a long directional investment hoping to profit from an anticipated increase in the value of the underlying security. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit the Fund might have realized had it bought the underlying security at the time it purchased the call option.

When a Fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction before the option’s expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. This contrasts with an investment by a Fund in the underlying security, since the Fund will not realize a loss if the security’s price does not change. Premiums paid for purchasing options that expire are treated as realized losses.

Exchange Traded Options. Exchange traded options purchased or sold by a Fund may be traded on a securities or options exchange or market. Such options typically have minimal exposure to counterparty risk. However, an exchange or market may at times find it necessary to impose restrictions on particular types of options transactions, such as opening transactions. If an underlying security ceases to meet qualifications imposed by the market or the Options Clearing Corporation, new series of options on that security will no longer be opened to replace expiring series, and opening transactions in existing series may be prohibited. Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price.

Inflation-Linked Securities

Inflation-linked securities are typically fixed income securities whose principal values are periodically adjusted according to a measure of inflation. If the index measuring inflation falls, the principal value of an inflation-linked security will be adjusted downward, and consequently the interest payable on the security (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original principal of the security upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-linked securities. For securities that do not provide a similar guarantee, the adjusted principal value of the security repaid at maturity may be less than the original principal.

Alternatively, the interest rates payable on certain inflation-linked securities may be adjusted according to a measure of inflation. As a result, the principal values of such securities do not adjust according to the rate of inflation, although the interest payable on such securities may decline during times of falling inflation.

The values of inflation-linked securities are expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-linked securities. Inflation-linked securities may cause a potential cash flow mismatch to investors, because an increase in the principal amount of an inflation-linked security will be treated as interest income currently subject to tax at ordinary income rates even though investors will not receive repayment of principal until maturity. If a Fund invests in such securities, it will be required to distribute such interest income in order to qualify for treatment as a regulated investment company and eliminate the Fund-level tax, without a corresponding receipt of cash, and therefore may be required to dispose of portfolio securities at a time when it may not be advantageous to do so in order to make such distributions.

Bank Loans

A Fund may invest in bank loans including, for example, corporate loans, loan participations, direct debt, bank debt, and bridge debt. A Fund may invest in a loan by lending money to a borrower directly as part of a syndicate of lenders. In a syndicated loan, the agent that originated and structured the loan typically administers and enforces the loan on behalf of the syndicate. Failure by the agent to fulfill its obligations may delay or adversely affect receipt of payment by a Fund. A Fund may also invest in loans through novations, assignments, and participation interests. In a novation, a Fund typically assumes all of the rights of a lending institution in a loan, including the right to receive payments of principal and interest and other amounts directly from the borrower and to enforce its rights as a lender directly against the borrower. When a Fund takes an assignment of a loan, the Fund acquires some or all of the interest of another lender (or assignee) in the loan. In such cases, the Fund may be required generally to rely upon the assignor to demand payment and enforce rights under the loan. If a Fund acquires a participation in the loan, the Fund purchases an indirect interest in a loan held by a third party and the Fund typically will have a contractual relationship only with the third party loan investor, not with the borrower. As a result, a Fund may have the right to receive payments of principal, interest, and any fees to which it is entitled only from the loan investor selling the participation and only upon receipt by such loan investor of such payments from the borrower. In such cases, a Fund assumes the credit risk of both the borrower and the loan investor selling the participation, and the Fund may be unable to realize some or all of the value of its interest in the loan in the event of the insolvency of the third party.

Changes in the financial condition of the borrower or economic conditions or other circumstances may reduce the capacity of the borrower to make principal and interest payments on such instruments and may lead to defaults. The value of any collateral securing a bank loan may decline after the Fund invests, and there is a risk that the value of the collateral may not be sufficient to cover the amount owed to the Fund.

At March 31, 2019, the Funds had no unfunded loan commitments.

Repurchase Agreements

Each Fund may enter into repurchase agreements with certain banks and broker-dealers whereby a Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. A Fund, through its custodian, takes possession of the securities collateralizing the repurchase agreement in a segregated account. Repurchase agreements must be fully collateralized at all times, but involve some risk to a Fund if the other party should default on its obligation and the Fund is delayed or prevented from recovering the collateral, or if the Fund is required to return collateral to a borrower at a time when it may realize a loss on the investment of that collateral.

When-Issued, Delayed-Delivery, Forward Commitment, and To-Be-Announced Transactions

A Fund may enter into when-issued, delayed-delivery, forward commitment, or to-be-announced (“TBA”) transactions (collectively, the “Forward Transactions”) in order to lock in the purchase price of the underlying security, or in order to adjust the interest rate exposure of the Fund’s existing portfolio. In Forward Transactions, a Fund commits to purchase or sell particular securities, with payment and delivery to take place at a future date. In the case of TBA purchase commitments, the unit price and the estimated principal amount are established when the Fund enters into a commitment, with the actual principal amount being within a specified range of the estimate. Although a Fund does not typically pay for the securities in these types of transactions until they are delivered, it immediately assumes the risks of ownership, including the risk of price fluctuation. As a result, each of these types of transactions may create investment leverage in a Fund’s portfolio and increase the volatility of the Fund. If a Fund’s counterparty fails to deliver a security purchased in a Forward Transaction, there may be a loss, and the Fund may have missed an opportunity to make an alternative investment.

These securities are valued on the basis of valuations furnished by a pricing service, selected pursuant to procedures approved by the Trustees, which determines valuations taking into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Securities for which no market quotation is available are valued at fair value in accordance with procedures approved by the Trustees. The Funds record on a daily basis the unrealized appreciation (depreciation) based upon changes in the values of these securities. When a Forward Transaction is closed, the Funds record a realized gain or loss equal to the difference between the value of the transaction at the time it was opened and the value of the transaction at the time it was closed.

Dollar Roll Transactions

A Fund may enter into dollar roll transactions, in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to purchase substantially similar securities on a specified future date from the same party. A Fund may invest in dollar rolls in order to benefit from anticipated changes in pricing for the mortgage-backed securities during the term of the transaction, or for the purpose of creating investment leverage. In a dollar roll, the securities that are to be purchased will be of the same type as the securities sold, but will be supported by different pools of mortgages.

Dollar rolls involve the risk that the Fund’s counterparty will be unable to deliver the mortgage-backed securities underlying the dollar roll at the fixed time. If the counterparty files for bankruptcy or becomes insolvent, a Fund’s use of the transaction proceeds may be restricted pending a determination by the counterparty or its representative, whether to enforce the Fund’s obligation to repurchase the securities. A Fund can incur a loss on a dollar roll transaction (either because its counterparty fails to perform or because the value of the mortgages subject to the transaction declines) and on the investments made by the Fund with the proceeds of the dollar roll transaction.

A Fund accounts for a dollar roll transaction as a purchase and sale whereby the difference in the sales price and purchase price of the security sold is recorded as a realized gain (loss). If certain criteria are met, these dollar roll transactions may be considered financing transactions, whereby the difference in the sales price and the future purchase price is recorded as an adjustment to interest income. Dollar roll transactions generally have the effect of creating leverage in a Fund’s portfolio.

Securities Lending

Each Fund may lend its securities; however, lending cannot exceed 33% of the total assets of the Fund taken at current value. The Funds’ securities lending activities are governed by a Securities Lending Agency Agreement (“Lending Agreement”) between each Fund and the lending agent (“Agent”). The Lending Agreement authorizes the Agent to lend portfolio securities held by a Fund to approved borrowers (each, a “Borrower”).

Each Fund expects that in connection with any securities on loan, the loan will be secured continuously by collateral consisting of cash (U.S. currency) adjusted daily to have value at least equal to the current market value of the securities loaned. The market value of the loaned securities is determined at the close of business of a Fund and any additional collateral is delivered to the Fund the next business day. The Funds bear the risk of loss with respect to the investment of cash collateral. As with other extensions of credit, the Funds may bear the risk of delay in recovery of the loaned securities or even loss of rights in the collateral should the Borrower of the securities fail financially. Pursuant to the Lending Agreement, the Agent has provided indemnification to the Funds in the event of default by a Borrower with respect to a loan. The Funds receive compensation for lending their securities in the form of a securities loan fee paid by the Borrower, as well as a share of the income earned on investment of the cash collateral received for the loaned securities. At March 31, 2019, the Funds’ collateral was equal to or greater than 100% of the market value of securities on loan.

Subject to the terms of the Lending Agreement and the agreement between the Agent and the applicable Borrower (“Borrowing Agreement”), security loans can be terminated by the Agent, the Fund, or the Borrower and the related securities must be returned within the earlier of the customary settlement period for such securities or the period of time specified in the Borrowing Agreement. For all Funds, all securities on loan are classified as common stock in the Fund’s Portfolio of Investments at March 31, 2019.

Accounting for Investment Transactions

Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments and unrealized appreciation and depreciation of investments are computed by the specific identification cost method. Proceeds received from litigation, if any, are included in realized gains on investment transactions for any investments that are no longer held in the portfolio and as a reduction in cost for investments that continue to be held in the portfolio. Interest income, adjusted for amortization of discounts and premiums on debt securities, is earned from the settlement date and is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign interest, dividends, and capital gains have been provided for in accordance with the applicable country’s tax rules and rates. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Funds determine the classification of distributions received as return of capital distributions or capital gain distributions.

Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. The market values of foreign currencies, foreign securities, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the buying and selling rates of such currencies against the U.S. dollar at the end of each business day. Purchases and sales of foreign securities and income and expense items are translated at the rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations arising from changes in the exchange rates from that portion arising from changes in the market prices of securities. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of dividends or interest recorded on the books of the Funds and the amount actually received.

Allocation of Operating Activity

In maintaining the records for the Funds, the income and expense accounts are allocated daily to each class of shares. Investment income and loss, and unrealized and realized gains or losses are prorated among the classes of shares based on the relative net assets of each. Expenses are allocated to each class of shares depending on the nature of the expenditures. Administration and service fees, if any, which are directly attributable to a class of shares, are charged to that class’s operations. Expenses of a Fund not directly attributable to the operations of any specific class of shares of the Fund are prorated among the classes to which the expense relates based on relative net assets.

In addition, the Aggressive Allocation Fund, MML American Funds Core Allocation Fund, MML American Funds Growth Fund, MML American Funds International Fund, Balanced Allocation Fund, Conservative Allocation Fund, Growth Allocation Fund, and Moderate Allocation Fund will also incur certain fees and expenses indirectly as a shareholder in the Underlying Funds or the Master Funds. Because the Underlying Funds have varied expense and fee levels and each Fund, except MML American Funds Growth Fund and MML American Funds International Fund, may own different proportions of Underlying Funds at different times, the amount of fees and expenses indirectly incurred by each Fund will vary.

Foreign Securities

The Global Fund invests a significant amount of its assets in foreign securities and each of the Foreign Fund and the International Equity Fund invests substantially all of its assets in foreign securities. The other Funds and certain Underlying Funds or Master Funds may also invest in foreign securities. Foreign securities, including American Depositary Receipts, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, and diplomatic risks. In addition, fluctuations in currency exchange rates may adversely affect the values of foreign securities and the price of a Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political, economic, and social instability, greater custody and operational risks, and greater volatility in currency exchange rates.

Federal Income Tax

It is each Fund’s intent to continue to comply with the provisions of Subchapter M of the Code, applicable to a regulated investment company. Under such provisions, the Funds would not be subject to federal income taxes on their ordinary income and net realized capital gains to the extent they are distributed or deemed to have been distributed to their shareholders. Therefore, the Funds have not made any provision for federal income tax.

Dividends and Distributions to Shareholders

Dividends from net investment income and distributions of any net realized capital gains of each Fund are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. As a result, net investment income and net realized capital gains on investment transactions for a reporting period may differ significantly from distributions during such period.

3.	Federal Income Tax Information

At March 31, 2019, the aggregate cost of investments and the unrealized appreciation (depreciation) in the value of all investments owned by the Fund(s), as computed on a federal income tax basis, were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Aggressive Allocation Fund	$152,939,384	$3,726,067	$(5,479,611)	$(1,753,544)
MML American Funds Core Allocation Fund	983,293,914	28,970,006	(2,205,243)	26,764,763
MML American Funds Growth Fund	164,338,230	18,892,958	-	18,892,958
MML American Funds International Fund	58,970,969	3,867,447	-	3,867,447
Balanced Allocation Fund	537,463,225	7,196,432	(12,988,685)	(5,792,253)
Blue Chip Growth Fund	240,105,219	163,844,449	(2,842,880)	161,001,569
Conservative Allocation Fund	415,803,077	4,653,833	(7,143,517)	(2,489,684)
Equity Income Fund	399,992,991	82,397,969	(21,072,840)	61,325,129
Equity Index Fund	403,657,933	280,236,973	(15,428,005)	264,808,968
Focused Equity Fund	65,521,777	8,589,050	(294,559)	8,294,491
Foreign Fund	307,614,944	35,082,468	(27,836,103)	7,246,365
Fundamental Growth Fund	86,282,242	22,868,272	(447,240)	22,421,032
Fundamental Value Fund	178,690,746	14,940,172	(3,638,582)	11,301,590
Global Fund	186,791,865	53,484,268	(10,277,555)	43,206,713
Growth Allocation Fund	1,551,371,197	38,599,226	(47,219,160)	(8,619,934)
Growth & Income Fund	93,596,685	52,108,523	(3,493,961)	48,614,562
Income & Growth Fund	274,328,889	26,344,623	(20,218,543)	6,126,080
International Equity Fund	192,870,082	6,745,089	(23,724,180)	(16,979,091)
Large Cap Growth Fund	69,620,824	32,424,600	(1,478,127)	30,946,473
Managed Volatility Fund	110,139,003	55,222,506	(7,866,183)	47,356,323
Mid Cap Growth Fund	343,260,058	140,031,372	(13,053,384)	126,977,988
Mid Cap Value Fund	413,398,332	36,418,459	(28,317,658)	8,100,801
Moderate Allocation Fund	2,164,205,120	40,419,422	(62,940,020)	(22,520,598)
Small Cap Growth Equity Fund	180,219,096	36,970,225	(10,063,231)	26,906,994
Small Company Value Fund	79,676,690	23,652,950	(5,567,851)	18,085,099
Small/Mid Cap Value Fund	193,132,711	25,172,811	(17,886,260)	7,286,551
Total Return Bond Fund	405,906,621	6,842,418	(3,566,200)	3,276,218

4.	Investment in Affiliated Issuers

A summary of the Funds’ transactions in the securities of affiliated issuers during the period ended March 31, 2019, was as follows:

	Beginning Value as of 12/31/18	Purchases	Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain (Loss)	Value as of 3/31/19	Number of Shares Held as of 3/31/19	Dividend Income	Realized Gains Distributions
Aggressive Allocation Fund
MML Blue Chip Growth Fund, Initial Class	$7,492,621	$41,797	$(553,424)	$1,137,575	$41,448	$8,160,017	481,133	$-	$-
MML Dynamic Bond Fund, Class II	2,110,207	406,723	(59,164)	77,096	(359)	2,534,503	255,237	-	-

	Beginning Value as of 12/31/18	Purchases	Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain (Loss)	Value as of 3/31/19	Number of Shares Held as of 3/31/19	Dividend Income	Realized Gains Distributions
Aggressive Allocation Fund (Continued)
MML Equity Income Fund, Initial Class	$8,137,735	$33,459	$(550,226)	$1,012,358	$(136,094)	$8,497,232	762,768	$-	$-
MML Equity Index Fund, Class III	6,491,985	18,131	(1,371,551)	655,296	187,481	5,981,342	187,679	-	-
MML Focused Equity Fund, Class II	2,954,365	263,758	(185,369)	663,519	(281,870)	3,414,403	566,236	-	-
MML Foreign Fund, Initial Class	7,087,331	465,708	(179,418)	568,296	(7,537)	7,934,380	795,825	-	-
MML Fundamental Growth Fund, Class II	3,631,211	28,719	(401,286)	620,438	(58,826)	3,820,256	349,840	-	-
MML Fundamental Value Fund, Class II	7,637,762	31,695	(285,251)	727,939	(55,524)	8,056,621	597,672	-	-
MML Global Fund, Class I	7,840,600	29,167	(415,595)	1,198,286	(58,727)	8,593,731	730,139	-	-
MML Income & Growth Fund, Initial Class	7,974,747	28,060	(468,444)	1,056,880	(143,761)	8,447,482	891,085	-	-
MML Inflation-Protected and Income Fund, Initial Class	3,658,525	212,858	(139,899)	130,960	(8,767)	3,853,677	383,832	-	-
MML International Equity Fund, Class II	8,134,205	22,415	(182,364)	767,361	(13,794)	8,727,823	896,080	-	-
MML Large Cap Growth Fund, Initial Class	2,769,962	26,496	(387,108)	431,034	(18,789)	2,821,595	251,032	-	-
MML Managed Bond Fund, Initial Class	3,292,209	774,358	(163,798)	140,226	(11,390)	4,031,605	326,160	-	-
MML Mid Cap Growth Fund, Initial Class	8,024,717	29,274	(235,667)	1,277,748	2,570	9,098,642	561,991	-	-
MML Mid Cap Value Fund, Initial Class	7,508,175	30,160	(463,594)	1,154,860	(167,452)	8,062,149	761,298	-	-
MML Short-Duration Bond Fund, Class II	2,924,442	10,153	(81,513)	50,473	(2,350)	2,901,205	297,560	-	-
MML Small Cap Growth Equity Fund, Initial Class	1,389,492	260,983	(86,473)	261,305	10,996	1,836,303	119,309	-	-
MML Small Company Value Fund, Class II	3,274,681	114,327	(114,918)	423,845	(17,651)	3,680,284	235,765	-	-
MML Small/Mid Cap Value Fund, Initial Class	2,427,738	10,053	(80,636)	296,040	(12,428)	2,640,767	222,474	-	-
MML Strategic Emerging Markets Fund, Class II	6,760,669	222,890	(185,942)	841,604	15,223	7,654,444	671,442	-	-
MML Total Return Bond Fund, Class II	1,883,099	598,132	(87,825)	74,031	(2,267)	2,465,170	235,002	-	-
Oppenheimer Discovery Mid Cap Growth Fund/VA, Non-Service Shares*	2,551,637	9,997	(160,579)	477,699	3,544	2,882,298	35,210	-	-
Oppenheimer Global Fund/VA, Non-Service Shares*	3,381,972	13,825	(206,855)	511,864	44,240	3,745,046	84,367	-	-
Oppenheimer Global Multi- Alternatives Fund/VA, Non-Service Shares*	12,794,289	165,118	(200,001)	353,436	(5,400)	13,107,442	1,344,353	165,118	-
Oppenheimer International Growth Fund/VA, Non- Service Shares*	3,627,672	15,089	(121,813)	430,316	(24,677)	3,926,587	1,737,428	-	-
Oppenheimer Main Street Fund/VA, Non-Service Shares*	3,789,298	3,764	(33,126)	550,416	484	4,310,836	140,372	-	-
	$139,551,346	$3,867,109	$(7,401,839)	$15,890,901	$(721,677)	$151,185,840		$165,118	$-

	Beginning Value as of 12/31/18	Purchases	Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain (Loss)	Value as of 3/31/19	Number of Shares Held as of 3/31/19	Dividend Income	Realized Gains Distributions
Balanced Allocation Fund
MML Blue Chip Growth Fund, Initial Class	$14,319,625	$385,863	$(1,235,712)	$2,193,823	$100,052	$15,763,651	929,461	$-	$-
MML Dynamic Bond Fund, Class II	63,752,628	1,557,296	(2,479,134)	2,149,895	(66,566)	64,914,119	6,537,172	-	-
MML Equity Income Fund, Initial Class	16,666,058	1,251,489	(2,161,939)	2,410,528	(548,478)	17,617,658	1,581,477	-	-
MML Equity Index Fund, Class III	15,692,671	66,404	(5,234,804)	1,240,407	765,390	12,530,068	393,162	-	-
MML Focused Equity Fund, Class II	2,687,561	999,943	(373,690)	774,898	(413,837)	3,674,875	609,432	-	-
MML Foreign Fund, Initial Class	14,176,316	95,051	(1,143,582)	1,175,427	(95,614)	14,207,598	1,425,035	-	-
MML Fundamental Growth Fund, Class II	9,289,466	68,154	(850,849)	1,612,633	(143,570)	9,975,834	913,538	-	-
MML Fundamental Value Fund, Class II	15,134,714	109,330	(916,057)	1,483,189	(148,869)	15,662,307	1,161,892	-	-
MML Global Fund, Class I	15,989,551	887,028	(1,596,332)	2,549,986	(170,633)	17,659,600	1,500,391	-	-
MML High Yield Fund, Class II	13,437,551	71,006	(794,839)	976,549	(108,769)	13,581,498	1,405,952	-	-

	Beginning Value as of 12/31/18	Purchases	Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain (Loss)	Value as of 3/31/19	Number of Shares Held as of 3/31/19	Dividend Income	Realized Gains Distributions
Balanced Allocation Fund (Continued)
MML Income & Growth Fund, Initial Class	$17,457,908	$113,413	$(1,274,460)	$2,343,281	$(334,636)	$18,305,506	1,930,961	$-	$-
MML Inflation-Protected and Income Fund, Initial Class	18,608,638	1,489,923	(584,426)	672,716	(43,503)	20,143,348	2,006,310	-	-
MML International Equity Fund, Class II	12,461,899	1,364,816	(408,667)	1,243,004	(21,530)	14,639,522	1,503,031	-	-
MML Large Cap Growth Fund, Initial Class	5,951,119	52,705	(807,159)	962,348	(60,475)	6,098,538	542,575	-	-
MML Managed Bond Fund, Initial Class	86,417,649	5,405,797	(4,480,072)	3,263,869	(191,425)	90,415,818	7,314,709	-	-
MML Mid Cap Growth Fund, Initial Class	12,522,921	86,827	(750,789)	1,953,044	39,362	13,851,365	855,551	-	-
MML Mid Cap Value Fund, Initial Class	13,551,381	373,570	(764,668)	2,076,621	(253,715)	14,983,189	1,414,843	-	-
MML Short-Duration Bond Fund, Class II	23,866,311	134,734	(1,273,140)	412,587	(26,193)	23,114,299	2,370,697	-	-
MML Small Cap Growth Equity Fund, Initial Class	3,193,020	166,668	(163,678)	667,677	(37,480)	3,826,207	248,598	-	-
MML Small Company Value Fund, Class II	5,608,566	135,622	(220,926)	731,123	(31,423)	6,222,962	398,652	-	-
MML Small/Mid Cap Value Fund, Initial Class	3,547,754	323,436	(157,856)	472,070	(22,062)	4,163,342	350,745	-	-
MML Strategic Emerging Markets Fund, Class II	600,594	3,243	(7,073)	75,198	740	672,702	59,009	-	-
MML Total Return Bond Fund, Class II	54,159,581	2,890,469	(3,448,872)	1,843,962	(124,003)	55,321,137	5,273,702	-	-
Oppenheimer Discovery Mid Cap Growth Fund/VA, Non-Service Shares*	4,330,133	27,782	(291,085)	792,161	24,936	4,883,927	59,662	-	-
Oppenheimer Global Fund/VA, Non-Service Shares*	8,827,673	59,171	(650,479)	1,462,649	(14,092)	9,684,922	218,178	-	-
Oppenheimer Global Multi-Alternatives Fund/VA, Non-Service Shares*	36,229,988	464,550	(800,000)	1,074,015	(91,381)	36,877,172	3,782,274	464,550	-
Oppenheimer International Growth Fund/VA, Non-Service Shares*	11,079,936	1,333,435	(340,236)	1,387,608	(49,249)	13,411,494	5,934,290	-	-
Oppenheimer Main Street Fund/VA, Non-Service Shares*	8,298,100	30,898	(67,381)	1,205,977	720	9,468,314	308,314	-	-
	$507,859,312	$19,948,623	$(33,277,905)	$39,207,245	$(2,066,303)	$531,670,972		$464,550	$-

	Beginning Value as of 12/31/18	Purchases	Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain (Loss)	Value as of 3/31/19	Number of Shares Held as of 3/31/19	Dividend Income	Realized Gains Distributions
Conservative Allocation Fund
MML Blue Chip Growth Fund, Initial Class	$8,639,754	$1,341,233	$(1,071,604)	$1,356,594	$124,890	$10,390,867	612,669	$-	$-
MML Dynamic Bond Fund, Class II	63,036,979	1,159,830	(2,029,752)	2,122,913	(47,537)	64,242,433	6,469,530	-	-
MML Equity Income Fund, Initial Class	11,259,033	721,811	(1,827,463)	1,282,404	(42,552)	11,393,233	1,022,732	-	-
MML Equity Index Fund, Class III	11,881,555	33,988	(3,941,239)	943,002	576,703	9,494,009	297,898	-	-
MML Focused Equity Fund, Class II	2,409,391	1,845,284	(173,655)	638,009	(184,159)	4,534,870	752,051	-	-
MML Foreign Fund, Initial Class	8,108,780	90,082	(1,263,164)	774,336	(176,727)	7,533,307	755,598	-	-
MML Fundamental Growth Fund, Class II	6,255,798	175,428	(724,771)	1,091,169	(97,999)	6,699,625	613,519	-	-
MML Fundamental Value Fund, Class II	8,514,994	219,007	(875,916)	753,607	(2,687)	8,609,005	638,650	-	-
MML Global Fund, Class I	10,337,781	519,100	(868,804)	1,679,583	(132,336)	11,535,324	980,062	-	-
MML High Yield Fund, Class II	11,812,135	40,694	(1,889,107)	1,042,659	(290,173)	10,716,208	1,109,338	-	-
MML Income & Growth Fund, Initial Class	12,229,220	199,335	(947,836)	1,632,332	(215,102)	12,897,949	1,360,543	-	-

	Beginning Value as of 12/31/18	Purchases	Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain (Loss)	Value as of 3/31/19	Number of Shares Held as of 3/31/19	Dividend Income	Realized Gains Distributions
Conservative Allocation Fund (Continued)
MML Inflation-Protected and Income Fund, Initial Class	$16,508,925	$1,311,625	$(642,351)	$599,229	$(41,710)	$17,735,718	1,766,506	$-	$-
MML International Equity Fund, Class II	6,747,836	283,249	(251,473)	636,377	12,127	7,428,116	762,640	-	-
MML Large Cap Growth Fund, Initial Class	2,599,324	644,037	(668,872)	413,974	24,340	3,012,803	268,043	-	-
MML Managed Bond Fund, Initial Class	79,263,697	6,971,623	(4,709,644)	3,166,161	(303,608)	84,388,229	6,827,072	-	-
MML Mid Cap Growth Fund, Initial Class	6,778,479	107,193	(506,478)	1,125,900	(43,264)	7,461,830	460,891	-	-
MML Mid Cap Value Fund, Initial Class	7,785,334	319,877	(546,323)	1,204,286	(149,381)	8,613,793	813,389	-	-
MML Short-Duration Bond Fund, Class II	20,092,579	96,605	(1,294,342)	347,655	(23,486)	19,219,011	1,971,181	-	-
MML Small Cap Growth Equity Fund, Initial Class	1,441,789	190,260	(110,390)	279,912	6,344	1,807,915	117,465	-	-
MML Small Company Value Fund, Class II	3,653,765	160,458	(175,362)	468,825	(12,303)	4,095,383	262,356	-	-
MML Small/Mid Cap Value Fund, Initial Class	1,673,757	237,413	(108,234)	219,253	557	2,022,746	170,408	-	-
MML Strategic Emerging Markets Fund, Class II	500,495	1,524	(6,338)	62,600	660	558,941	49,030	-	-
MML Total Return Bond Fund, Class II	51,392,846	2,659,332	(2,990,605)	1,718,688	(68,722)	52,711,539	5,024,932	-	-
Oppenheimer Discovery Mid Cap Growth Fund/VA, Non-Service Shares*	2,444,532	36,117	(242,439)	466,246	(4,631)	2,699,825	32,981	-	-
Oppenheimer Global Fund/VA, Non-Service Shares*	6,015,043	91,042	(767,295)	967,459	8,686	6,314,935	142,260	-	-
Oppenheimer Global Multi-Alternatives Fund/VA, Non-Service Shares*	26,563,757	336,559	(900,000)	819,363	(102,804)	26,716,875	2,740,192	336,559	-
Oppenheimer International Growth Fund/VA, Non-Service Shares*	5,246,382	272,949	(405,293)	653,715	(51,380)	5,716,373	2,529,369	-	-
Oppenheimer Main Street Fund/VA, Non-Service Shares*	4,201,052	15,607	(64,857)	609,924	805	4,762,531	155,081	-	-
	$397,395,012	$20,081,262	$(30,003,607)	$27,076,175	$(1,235,449)	$413,313,393		$336,559	$-

	Beginning Value as of 12/31/18	Purchases	Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain (Loss)	Value as of 3/31/19	Number of Shares Held as of 3/31/19	Dividend Income	Realized Gains Distributions
Growth Allocation Fund
MML Blue Chip Growth Fund, Initial Class	$61,820,595	$411,261	$(4,768,570)	$9,990,039	$(149,892)	$67,303,433	3,968,363	$-	$-
MML Dynamic Bond Fund, Class II	81,481,511	3,107,484	(3,268,751)	2,743,194	(49,274)	84,014,164	8,460,641	-	-
MML Equity Income Fund, Initial Class	73,474,363	41,172	(6,652,912)	6,581,332	1,225,184	74,669,139	6,702,795	-	-
MML Equity Index Fund, Class III	69,125,769	29,172	(13,384,548)	7,120,091	1,961,412	64,851,896	2,034,888	-	-
MML Focused Equity Fund, Class II	19,201,581	2,411,622	(1,550,705)	4,301,866	(1,810,471)	22,553,893	3,740,281	-	-
MML Foreign Fund, Initial Class	62,924,066	1,904,141	(1,867,702)	4,904,878	41,855	67,907,238	6,811,157	-	-
MML Fundamental Growth Fund, Class II	30,815,375	20,975	(2,615,997)	5,320,516	(431,338)	33,109,531	3,032,008	-	-
MML Fundamental Value Fund, Class II	64,870,915	36,710	(2,806,202)	5,082,196	649,244	67,832,863	5,032,112	-	-
MML Global Fund, Class I	67,099,378	712,088	(4,416,048)	10,261,438	(447,957)	73,208,899	6,219,957	-	-
MML High Yield Fund, Class II	11,646,363	7,553	(705,254)	839,065	(87,164)	11,700,563	1,211,238	-	-
MML Income & Growth Fund, Initial Class	73,646,206	40,527	(5,300,237)	9,180,318	(795,142)	76,771,672	8,098,278	-	-
MML Inflation-Protected and Income Fund, Initial Class	57,831,762	2,537,886	(2,202,863)	2,049,370	(134,995)	60,081,160	5,984,179	-	-

	Beginning Value as of 12/31/18	Purchases	Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain (Loss)	Value as of 3/31/19	Number of Shares Held as of 3/31/19	Dividend Income	Realized Gains Distributions
Growth Allocation Fund (Continued)
MML International Equity Fund, Class II	$61,352,726	$2,374,405	$(1,781,186)	$5,906,419	$(77,436)	$67,774,928	6,958,411	$-	$-
MML Large Cap Growth Fund, Initial Class	20,810,674	14,247	(2,359,745)	3,345,073	(164,466)	21,645,783	1,925,781	-	-
MML Managed Bond Fund, Initial Class	109,788,382	10,041,928	(4,804,848)	4,274,193	(248,836)	119,050,819	9,631,302	-	-
MML Mid Cap Growth Fund, Initial Class	65,525,098	36,817	(4,078,726)	9,717,643	723,749	71,924,581	4,442,531	-	-
MML Mid Cap Value Fund, Initial Class	64,673,041	465,303	(4,043,456)	8,610,267	(17,453)	69,687,702	6,580,520	-	-
MML Short-Duration Bond Fund, Class II	41,566,339	23,928	(2,194,403)	733,610	(58,963)	40,070,511	4,109,796	-	-
MML Small Cap Growth Equity Fund, Initial Class	11,889,198	1,294,197	(704,663)	2,480,401	(134,655)	14,824,478	963,182	-	-
MML Small Company Value Fund, Class II	26,604,654	801,563	(1,076,930)	3,697,105	(382,958)	29,643,434	1,899,003	-	-
MML Small/Mid Cap Value Fund, Initial Class	21,784,982	486,535	(744,525)	2,706,697	(91,613)	24,142,076	2,033,873	-	-
MML Strategic Emerging Markets Fund, Class II	51,435,567	3,092,917	(1,758,216)	6,470,101	175,836	59,416,205	5,211,948	-	-
MML Total Return Bond Fund, Class II	71,142,702	5,513,203	(4,078,139)	2,518,863	(200,749)	74,895,880	7,139,741	-	-
Oppenheimer Discovery Mid Cap Growth Fund/VA, Non-Service Shares*	20,070,503	11,658	(905,487)	3,749,430	55,734	22,981,838	280,746	-	-
Oppenheimer Global Fund/VA, Non-Service Shares*	32,160,543	18,545	(2,408,952)	5,187,218	98,078	35,055,432	789,715	-	-
Oppenheimer Global Multi-Alternatives Fund/VA, Non-Service Shares*	123,894,119	1,582,606	(3,200,000)	3,440,880	(86,397)	125,631,208	12,885,252	1,582,606	-
Oppenheimer International Growth Fund/VA, Non-Service Shares*	31,899,741	480,693	(1,724,093)	3,691,902	(86,167)	34,262,076	15,160,211	-	-
Oppenheimer Main Street Fund/VA, Non-Service Shares*	24,624,971	13,521	(474,877)	3,571,611	4,635	27,739,861	903,284	-	-
	$1,453,161,124	$37,512,657	$(85,878,035)	$138,475,716	$(520,199)	$1,542,751,263		$1,582,606	$-

	Beginning Value as of 12/31/18	Purchases	Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain (Loss)	Value as of 3/31/19	Number of Shares Held as of 3/31/19	Dividend Income	Realized Gains Distributions
Moderate Allocation Fund
MML Blue Chip Growth Fund, Initial Class	$69,294,777	$871,427	$(5,781,434)	$11,024,850	$40,611	$75,450,231	4,448,716	$-	$-
MML Dynamic Bond Fund, Class II	209,820,148	4,600,000	(7,142,336)	7,079,501	(176,453)	214,180,860	21,569,070	-	-
MML Equity Income Fund, Initial Class	82,090,173	11,391	(7,512,806)	9,926,661	(1,095,840)	83,419,579	7,488,293	-	-
MML Equity Index Fund, Class III	76,574,751	30,000	(19,347,434)	7,111,148	2,826,858	67,195,323	2,108,419	-	-
MML Focused Equity Fund, Class II	20,985,975	3,688,429	(1,706,234)	4,774,597	(2,007,634)	25,735,133	4,267,850	-	-
MML Foreign Fund, Initial Class	68,158,972	688,349	(1,942,305)	5,371,228	(51,955)	72,224,289	7,244,161	-	-
MML Fundamental Growth Fund, Class II	40,049,374	10,709	(3,528,245)	6,926,291	(580,574)	42,877,555	3,926,516	-	-
MML Fundamental Value Fund, Class II	72,225,183	11,049	(3,477,556)	6,719,382	(337,282)	75,140,776	5,574,242	-	-
MML Global Fund, Class I	73,665,241	2,078,471	(5,555,593)	11,488,674	(601,513)	81,075,280	6,888,299	-	-
MML High Yield Fund, Class II	42,569,900	-	(1,936,020)	3,017,660	(264,155)	43,387,385	4,491,448	-	-
MML Income & Growth Fund, Initial Class	81,410,810	9,682	(4,956,739)	9,998,028	(612,188)	85,849,593	9,055,864	-	-
MML Inflation-Protected and Income Fund, Initial Class	62,730,545	4,738,823	(2,125,211)	2,272,984	(155,204)	67,461,937	6,719,316	-	-

	Beginning Value as of 12/31/18	Purchases	Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain (Loss)	Value as of 3/31/19	Number of Shares Held as of 3/31/19	Dividend Income	Realized Gains Distributions
Moderate Allocation Fund (Continued)
MML International Equity Fund, Class II	$65,866,175	$2,438,303	$(1,836,014)	$6,370,357	$(88,401)	$72,750,420	7,469,242	$-	$-
MML Large Cap Growth Fund, Initial Class	22,092,695	136,191	(3,234,416)	3,547,159	(202,508)	22,339,121	1,987,466	-	-
MML Managed Bond Fund, Initial Class	261,870,348	16,039,075	(11,548,020)	9,765,535	(358,260)	275,768,678	22,309,896	-	-
MML Mid Cap Growth Fund, Initial Class	68,405,477	7,632	(4,990,775)	10,690,025	192,779	74,305,138	4,589,570	-	-
MML Mid Cap Value Fund, Initial Class	69,126,568	929,870	(5,007,799)	10,745,175	(1,495,112)	74,298,702	7,015,930	-	-
MML Short-Duration Bond Fund, Class II	84,136,565	-	(4,414,291)	1,473,627	(109,281)	81,086,620	8,316,576	-	-
MML Small Cap Growth Equity Fund, Initial Class	12,860,106	1,287,047	(769,591)	2,758,383	(221,270)	15,914,675	1,034,015	-	-
MML Small Company Value Fund, Class II	27,837,569	984,456	(1,169,141)	3,824,659	(365,090)	31,112,453	1,993,110	-	-
MML Small/Mid Cap Value Fund, Initial Class	22,177,322	976,623	(781,399)	2,830,490	(112,340)	25,090,696	2,113,791	-	-
MML Strategic Emerging Markets Fund, Class II	52,900,676	2,261,649	(1,733,313)	6,653,629	123,505	60,206,146	5,281,241	-	-
MML Total Return Bond Fund, Class II	175,042,376	9,231,763	(9,523,352)	6,144,661	(517,784)	180,377,664	17,195,202	-	-
Oppenheimer Discovery Mid Cap Growth Fund/VA, Non-Service Shares*	22,685,185	2,506	(1,972,658)	4,153,670	115,739	24,984,442	305,209	-	-
Oppenheimer Global Fund/VA, Non-Service Shares*	37,665,635	5,468	(2,861,661)	6,279,300	(97,639)	40,991,103	923,431	-	-
Oppenheimer Global Multi-Alternatives Fund/VA, Non-Service Shares*	158,427,061	2,013,287	(4,900,000)	4,411,703	(132,295)	159,819,756	16,391,770	2,013,287	-
Oppenheimer International Growth Fund/VA, Non-Service Shares*	35,317,171	1,546,351	(1,299,458)	4,263,471	(150,175)	39,677,360	17,556,354	-	-
Oppenheimer Main Street Fund/VA, Non-Service Shares*	25,674,274	-	(439,724)	3,724,925	4,132	28,963,607	943,133	-	-
	$2,041,661,052	$54,598,551	$(121,493,525)	$173,347,773	$(6,429,329)	$2,141,684,522		$2,013,287	$-

*	Fund advised by OFI Global Asset Management.

5. New Accounting Pronouncements

In October 2016, the SEC released its Final Rule on Investment Company Reporting Modernization (the “Rule”). The Rule, which introduced two new regulatory reporting forms for investment companies — Form N-PORT and Form N-CEN — also contains amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments, for all reporting periods ending after August 1, 2017. The Funds have adopted the Rule’s Regulation S-X amendments and the Funds’ financial statements are in compliance with those amendments. In December 2017, the SEC issued a temporary final rule (“Temporary Rule”) that provided for a nine-month delay of N-PORT filing with the SEC. Under the Temporary Rule, those funds subject to the original June 1, 2018 compliance date are required to gather and maintain all of the data required by Form N-PORT as of the original reporting date and such information is subject to examination by the SEC staff.

In August 2018, FASB issued Accounting Standards Update 2018-13 — Fair Value Measurement (Topic 820) Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The amendments modify fair value measurement disclosures and are effective for all entities for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Management is currently evaluating the implication, if any, of these changes and its impact on the Funds’ financial statements.

6. Legal Proceedings

On December 7, 2010, the Trust was named as a defendant and putative member of the proposed defendant class of shareholders named in an adversary proceeding brought by The Official Committee of Unsecured Creditors of Tribune Company (the “Official Committee”) in the U.S. Bankruptcy Court for the District of Delaware, in connection with Tribune Company’s Chapter 11 bankruptcy proceeding (In re Tribune Company). The proceeding relates to a leveraged buyout (“LBO”) transaction by which Tribune Company converted to a privately-held company in 2007, and the putative defendant class is comprised of beneficial owners of shares of Tribune Company who received proceeds (the “Proceeds”) of the LBO. The Official Committee seeks to recover payments of those Proceeds. On April 5, 2012, the adversary proceeding was transferred to the Southern District of New York for consolidated pretrial proceedings. The action is now being prosecuted by the litigation trustee (“Trustee”) for the Tribune Litigation Trust.

The potential amounts sought to be recovered from the Equity Income Fund and Equity Index Fund are approximately $4,562,800 and $207,706, respectively, plus interest and the Official Committee’s court costs.

In addition, on June 2, 2011, the Equity Income Fund was named as a defendant in two closely related, parallel adversary proceedings brought in connection with the Tribune Company’s LBO by Deutsche Bank Trust Company Americas, in its capacity as successor indenture trustee for a certain series of Senior Notes, Law Debenture Trust Company of New York, in its capacity as successor indenture trustee for a certain series of Senior Notes, and Wilmington Trust Company, in its capacity as successor indenture trustee for the PHONES Notes (together, the “Plaintiffs”), one in the United States District Court for the District of Massachusetts and one in the United States District Court for the District of Connecticut. The Plaintiffs also seek to recover payments of the Proceeds. On December 20, 2011, this action was transferred to the Southern District of New York for consolidated pretrial proceedings.

The Funds cannot predict the outcome of these proceedings. Accordingly, the Funds have not accrued any amounts related to these proceedings. If the proceedings were to be decided in a manner adverse to the Funds, or if the Funds were to enter into a settlement agreement with the Trustee or the Plaintiffs, as applicable, the payment of such judgment or settlement could potentially have a material adverse effect on the Funds’ net asset values depending on the net assets of each applicable Fund at the time of such judgment or settlement.